UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Aggressive Growth Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 987.40	$ 4.43
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Service Class
Actual	$ 1,000.00	$ 986.30	$ 4.92
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2
Actual	$ 1,000.00	$ 986.10	$ 5.66
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.90%
Service Class	1.00%
Service Class 2	1.15%

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	2.8	0.3
NVIDIA Corp.	2.5	1.1
UnitedHealth Group, Inc.	2.0	0.8
Legg Mason, Inc.	2.0	0.5
WellPoint, Inc.	2.0	0.2
Microchip Technology, Inc.	1.9	1.5
Genentech, Inc.	1.9	3.5
Baker Hughes, Inc.	1.5	1.1
EOG Resources, Inc.	1.5	0.2
Valero Energy Corp.	1.5	0.0
	19.6
Top Five Market Sectors as of June 30, 2005
	% of fund' net assets	% of fund's net assets 6 months ago
Health Care	33.9	30.9
Information Technology	23.5	26.1
Energy	10.3	4.7
Consumer Discretionary	9.6	14.3
Industrials	9.4	7.6
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 97.7%		Stocks 92.5%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	6.9%	** Foreign investments	5.6%

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 1.0%
Penn National Gaming, Inc. (a)	1,064	$ 38,836
Station Casinos, Inc.	1,100	73,040
		111,876
Household Durables - 0.9%
Fortune Brands, Inc.	1,200	106,560
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,700	116,964
Media - 2.0%
Getty Images, Inc. (a)	1,570	116,588
XM Satellite Radio Holdings, Inc. Class A (a)	3,500	117,810
		234,398
Specialty Retail - 4.7%
Abercrombie & Fitch Co. Class A	1,700	116,790
American Eagle Outfitters, Inc.	3,800	116,470
bebe Stores, Inc.	1,350	35,735
Chico's FAS, Inc. (a)	3,300	113,124
Electronics Boutique Holding Corp. (a)	500	31,745
Ross Stores, Inc.	1,260	36,427
Tiffany & Co., Inc.	3,100	101,556
		551,847
TOTAL CONSUMER DISCRETIONARY		1,121,645
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Whole Foods Market, Inc.	950	112,385
ENERGY - 10.3%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	3,500	179,060
Cooper Cameron Corp. (a)	120	7,446
Halliburton Co.	2,500	119,550
Smith International, Inc.	1,220	77,714
Weatherford International Ltd. (a)	1,830	106,103
		489,873
Oil, Gas & Consumable Fuels - 6.1%
Arch Coal, Inc.	2,200	119,834
Ashland, Inc.	1,700	122,179
EOG Resources, Inc.	3,120	177,216
Peabody Energy Corp.	2,200	114,488
Valero Energy Corp.	2,200	174,042
		707,759
TOTAL ENERGY		1,197,632
FINANCIALS - 3.5%
Capital Markets - 2.5%
E*TRADE Financial Corp. (a)	3,700	51,763

	Shares	Value (Note 1)
Eaton Vance Corp. (non-vtg.)	440	$ 10,520
Legg Mason, Inc.	2,250	234,248
		296,531
Diversified Financial Services - 1.0%
Moody's Corp.	2,500	112,400
TOTAL FINANCIALS		408,931
HEALTH CARE - 33.9%
Biotechnology - 8.1%
Amylin Pharmaceuticals, Inc. (a)	1,300	27,209
Celgene Corp. (a)	2,940	119,864
Genentech, Inc. (a)	2,760	221,573
Genzyme Corp. (a)	1,870	112,368
Gilead Sciences, Inc. (a)	2,800	123,172
Invitrogen Corp. (a)	1,500	124,935
Medarex, Inc. (a)	1,000	8,330
MedImmune, Inc. (a)	4,300	114,896
Protein Design Labs, Inc. (a)	4,300	86,903
		939,250
Health Care Equipment & Supplies - 12.0%
Alcon, Inc.	1,100	120,285
Bausch & Lomb, Inc.	1,600	132,800
Biomet, Inc.	2,020	69,973
Cyberonics, Inc. (a)	1,700	73,763
DENTSPLY International, Inc.	2,175	117,450
Edwards Lifesciences Corp. (a)	2,700	116,154
Guidant Corp.	2,100	141,330
Inverness Medical Innovations, Inc. (a)	100	2,730
Kinetic Concepts, Inc. (a)	1,900	114,000
Kyphon, Inc. (a)	3,400	118,286
Laserscope, Inc. (a)	2,200	91,168
NuVasive, Inc.	1,500	24,930
ResMed, Inc. (a)	1,900	125,381
St. Jude Medical, Inc. (a)	2,900	126,469
Ventana Medical Systems, Inc. (a)	700	28,161
		1,402,880
Health Care Providers & Services - 11.0%
Community Health Systems, Inc. (a)	500	18,895
Henry Schein, Inc. (a)	2,400	99,648
Humana, Inc. (a)	3,000	119,220
IMS Health, Inc.	4,900	121,373
Medco Health Solutions, Inc. (a)	1,019	54,374
Omnicare, Inc.	1,100	46,673
PacifiCare Health Systems, Inc. (a)	1,700	121,465
Patterson Companies, Inc. (a)	2,520	113,602
Sierra Health Services, Inc. (a)	1,700	121,482
UnitedHealth Group, Inc.	4,520	235,673
WellPoint, Inc. (a)	3,300	229,812
		1,282,217
Pharmaceuticals - 2.8%
Medicis Pharmaceutical Corp. Class A	3,800	120,574
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
NitroMed, Inc. (a)	1,372	$ 26,685
Sepracor, Inc. (a)	2,900	174,029
		321,288
TOTAL HEALTH CARE		3,945,635
INDUSTRIALS - 9.4%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	1,500	114,870
Precision Castparts Corp.	1,500	116,850
Rockwell Collins, Inc.	2,400	114,432
		346,152
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	1,900	110,580
Expeditors International of Washington, Inc.	2,300	114,563
UTI Worldwide, Inc.	1,300	90,506
		315,649
Building Products - 0.5%
American Standard Companies, Inc.	1,460	61,203
Electrical Equipment - 2.1%
AMETEK, Inc.	2,900	121,365
Rockwell Automation, Inc.	2,400	116,904
		238,269
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. Class A	3,900	131,625
TOTAL INDUSTRIALS		1,092,898
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.5%
AudioCodes Ltd. (a)	1,030	10,249
Corning, Inc. (a)	7,000	116,340
Harris Corp.	3,700	115,477
Juniper Networks, Inc. (a)	6,500	163,670
		405,736
Internet Software & Services - 2.0%
Google, Inc. Class A (sub. vtg.)	400	117,660
Yahoo!, Inc. (a)	3,200	110,880
		228,540
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	2,342	110,378
Infosys Technologies Ltd. sponsored ADR	1,800	139,446
		249,824
Office Electronics - 1.0%
Zebra Technologies Corp. Class A (a)	2,543	111,358

	Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment - 11.5%
Altera Corp. (a)	5,600	$ 110,992
ARM Holdings PLC sponsored ADR	12,700	77,978
Broadcom Corp. Class A (a)	2,400	85,224
Integrated Circuit Systems, Inc. (a)	200	4,128
Intersil Corp. Class A	5,900	110,743
Linear Technology Corp.	3,100	113,739
Maxim Integrated Products, Inc.	3,100	118,451
Microchip Technology, Inc.	7,650	226,593
National Semiconductor Corp.	5,500	121,165
NVIDIA Corp. (a)	10,863	290,259
PMC-Sierra, Inc. (a)	9,116	85,052
		1,344,324
Software - 3.4%
Citrix Systems, Inc. (a)	5,250	113,715
Cognos, Inc. (a)	4,800	163,918
Hyperion Solutions Corp. (a)	2,900	116,696
		394,329
TOTAL INFORMATION TECHNOLOGY		2,734,111
MATERIALS - 6.6%
Chemicals - 5.5%
Agrium, Inc.	5,800	113,330
Monsanto Co.	5,240	329,438
Potash Corp. of Saskatchewan	900	85,908
Praxair, Inc.	2,400	111,840
		640,516
Construction Materials - 1.1%
Florida Rock Industries, Inc.	1,700	124,695
TOTAL MATERIALS		765,211
TOTAL COMMON STOCKS (Cost $10,362,985)		11,378,448
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 3.21% (b) (Cost $136,904)	136,904	136,904
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $10,499,889)		11,515,352
NET OTHER ASSETS - 1.1%		124,340
NET ASSETS - 100%		$ 11,639,692
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $1,069,488 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $10,499,889) - See accompanying schedule		$ 11,515,352
Foreign currency held at value (cost $10,265)		10,265
Receivable for investments sold		788,123
Receivable for fund shares sold		712
Dividends receivable		2,334
Interest receivable		1,186
Prepaid expenses		22
Receivable from investment adviser for expense reductions		3,850
Other receivables		4,677
Total assets		12,326,521

Liabilities
Payable for investments purchased	$ 643,338
Payable for fund shares redeemed	3,439
Accrued management fee	5,980
Distribution fees payable	2,054
Other affiliated payables	1,040
Other payables and accrued expenses	30,978
Total liabilities		686,829

Net Assets		$ 11,639,692
Net Assets consist of:
Paid in capital		$ 11,012,349
Accumulated net investment loss		(11,480)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(376,577)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,015,400
Net Assets		$ 11,639,692
Initial Class: Net Asset Value, offering price and redemption price per share ($1,003,476 ÷ 116,746 shares)		$ 8.60
Service Class: Net Asset Value, offering price and redemption price per share ($1,138,888 ÷ 132,245 shares)		$ 8.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($9,497,328 ÷ 1,119,060 shares)		$ 8.49

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 25,416
Interest		5,795
Total income		31,211

Expenses
Management fee	$ 34,032
Transfer agent fees	4,433
Distribution fees	11,694
Accounting fees and expenses	2,255
Independent trustees' compensation	24
Custodian fees and expenses	8,142
Audit	22,819
Legal	8
Reports to shareholders	6,888
Miscellaneous	77
Total expenses before reductions	90,372
Expense reductions	(33,926)	56,446
Net investment income (loss)		(25,235)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	720,762
Foreign currency transactions	40
Total net realized gain (loss)		720,802
Change in net unrealized appreciation (depreciation) on: Investment securities	(843,128)
Assets and liabilities in foreign currencies	(63)
Total change in net unrealized appreciation (depreciation)		(843,191)
Net gain (loss)		(122,389)
Net increase (decrease) in net assets resulting from operations		$ (147,624)

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (25,235)	$ (73,241)
Net realized gain (loss)	720,802	588,268
Change in net unrealized appreciation (depreciation)	(843,191)	478,044
Net increase (decrease) in net assets resulting from operations	(147,624)	993,071
Share transactions - net increase (decrease)	584,074	1,403,379
Total increase (decrease) in net assets	436,450	2,396,450

Net Assets
Beginning of period	11,203,242	8,806,792
End of period (including accumulated net investment loss of $11,480 and undistributed net investment income of $13,755, respectively)	$ 11,639,692	$ 11,203,242
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
Shares Sold	3,889	11,471	146,446
Reinvested	-	-	-
Redeemed	(5,486)	(522)	(85,433)
Net increase (decrease)	(1,597)	10,949	61,013

Dollars Sold	$ 32,390	$ 97,562	$ 1,203,728
Reinvested	-	-	-
Redeemed	(45,543)	(4,267)	(699,796)
Net increase (decrease)	$ (13,153)	$ 93,295	$ 503,932

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	20,196	5,688	349,350
Reinvested	-	-	-
Redeemed	(16,791)	(13,886)	(169,649)
Net increase (decrease)	3,405	(8,198)	179,701

Dollars Sold	$ 163,969	$ 46,408	$ 2,799,000
Reinvested	-	-	-
Redeemed	(137,010)	(112,605)	(1,356,383)
Net increase (decrease)	$ 26,959	$ (66,197)	$ 1,442,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 7.90	$ 6.05	$ 8.22	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	(.04)	(.04)	(.06)	.03H	-I
Net realized and unrealized gain (loss)	(.10)	.85	1.89	(2.11)	(1.82)H	.02
Total from investment operations	(.11)	.81	1.85	(2.17)	(1.79)	.02
Distributions from net investment income	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.60	$ 8.71	$ 7.90	$ 6.05	$ 8.22	$ 10.02
Total ReturnB,C,D	(1.26)%	10.25%	30.58%	(26.40)%	(17.89)%	.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.42%A	1.64%	2.87%	2.51%	3.00%	146.41%A
Expenses net of voluntary waivers, if any	.90%A	1.00%	1.26%	1.50%	1.50%	1.50%A
Expenses net of all reductions	.82%A	.96%	1.20%	1.35%	1.45%	1.50%A
Net investment income (loss)	(.25)%A	(.53)%	(.62)%	(.85)%	.34%H	5.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003	$ 1,031	$ 907	$ 689	$ 864	$ 301
Portfolio turnover rate	216%A	91%	150%	460%	526%	26%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 7.92	$ 6.07	$ 8.25	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	(.05)	(.05)	(.07)	.02H	-I
Net realized and unrealized gain (loss)	(.11)	.86	1.90	(2.11)	(1.78)H	.02
Total from investment operations	(.12)	.81	1.85	(2.18)	(1.76)	.02
Distributions from net investment income	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.61	$ 8.73	$ 7.92	$ 6.07	$ 8.25	$ 10.02
Total ReturnB,C,D	(1.37)%	10.23%	30.48%	(26.42)%	(17.59)%	.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%A	1.74%	2.94%	2.56%	3.09%	146.53%A
Expenses net of voluntary waivers, if any	1.00%A	1.10%	1.36%	1.60%	1.60%	1.60%A
Expenses net of all reductions	.92%A	1.07%	1.30%	1.45%	1.55%	1.60%A
Net investment income (loss)	(.35)%A	(.63)%	(.72)%	(.96)%	.24%H	5.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139	$ 1,059	$ 1,026	$ 779	$ 1,152	$ 301
Portfolio turnover rate	216%A	91%	150%	460%	526%	26%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 7.83	$ 6.01	$ 8.20	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.06)	(.06)	(.08)	.01H	-I
Net realized and unrealized gain (loss)	(.10)	.84	1.88	(2.11)	(1.82)H	.02
Total from investment operations	(.12)	.78	1.82	(2.19)	(1.81)	.02
Distributions from net investment income	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.49	$ 8.61	$ 7.83	$ 6.01	$ 8.20	$ 10.02
Total ReturnB,C,D	(1.39)%	9.96%	30.28%	(26.71)%	(18.08)%	.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.69%A	1.92%	3.14%	2.74%	3.23%	146.63%A
Expenses net of voluntary waivers, if any	1.15%A	1.25%	1.51%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.07%A	1.21%	1.45%	1.60%	1.70%	1.75%A
Net investment income (loss)	(.50)%A	(.78)%	(.87)%	(1.11)%	.09%H	5.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,497	$ 9,113	$ 6,873	$ 3,930	$ 4,500	$ 401
Portfolio turnover rate	216%A	91%	150%	460%	526%	26%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Aggressive Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Aggressive Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Aggressive Growth Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,220,303
Unrealized depreciation	(220,119)
Net unrealized appreciation (depreciation)	$ 1,000,184
Cost for federal income tax purposes	$ 10,515,168

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $12,652,732 and $11,519,156, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 511
Service Class 2	11,183
$ 11,694

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 308
Service Class	321
Service Class 2	3,804
$ 4,433

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,703 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $390 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00% - .90%*	$ 2,517
Service Class	1.10% - 1.00%*	2,638
Service Class 2	1.25% - 1.15%*	24,122
		$ 29,277

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,649 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 42% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 54% of the total outstanding shares of the fund.

Aggressive Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0805
1.761771.104

Fidelity® Variable Insurance Products:

Balanced Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 980.40	$ 2.75
HypotheticalA	$ 1,000.00	$ 1,022.02	$ 2.81
Service Class
Actual	$ 1,000.00	$ 979.20	$ 3.29
HypotheticalA	$ 1,000.00	$ 1,021.47	$ 3.36
Service Class 2
Actual	$ 1,000.00	$ 979.50	$ 4.02
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.56%
Service Class	.67%
Service Class 2.82%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Changes

Top Five Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Halliburton Co.	2.3	0.0
General Electric Co.	2.0	1.4
Bank of America Corp.	1.4	0.0
Citigroup, Inc.	1.3	0.0
American International Group, Inc.	1.2	1.3
	8.2
Top Five Bond Issuers as of June 30, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.1	10.1
U.S. Treasury Obligations	5.6	7.7
Freddie Mac	1.4	0.8
CS First Boston Mortgage Securities Corp.	0.4	0.4
Goldman Sachs Group, Inc.	0.3	0.2
	18.8
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.8	16.7
Information Technology	9.2	4.1
Industrials	8.6	3.6
Energy	8.2	4.0
Consumer Discretionary	8.1	15.8
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 63.2%		Stocks 55.9%
	Bonds 33.1%		Bonds 36.3%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 7.7%
	Other Investments 0.0%		Other Investments 0.1%
* Foreign investments	7.3%	** Foreign investments	5.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	19,800	$ 500,346
TRW Automotive Holdings Corp. (a)	15,700	384,807
		885,153
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	11,500	421,015
Carriage Services, Inc. Class A (a)	3,700	22,385
Education Management Corp. (a)	2,900	97,817
Service Corp. International (SCI)	4,500	36,090
		577,307
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	7,300	292,365
Carnival Corp. unit	4,300	234,565
Kerzner International Ltd. (a)	8,900	506,855
McDonald's Corp.	28,800	799,200
Outback Steakhouse, Inc.	3,700	167,388
Royal Caribbean Cruises Ltd.	12,000	580,320
Ruby Tuesday, Inc.	500	12,950
Six Flags, Inc. (a)	19,100	88,815
		2,682,458
Household Durables - 1.4%
D.R. Horton, Inc.	15,000	564,150
KB Home	11,300	861,399
LG Electronics, Inc.	6,960	442,695
Ryland Group, Inc.	8,300	629,721
Sony Corp. sponsored ADR	5,700	196,308
Standard Pacific Corp.	4,700	413,365
Techtronic Industries Co. Ltd.	174,500	441,246
Tempur-Pedic International, Inc. (a)	5,900	130,862
Toll Brothers, Inc. (a)	10,500	1,066,275
		4,746,021
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	10,600	349,906
Leisure Equipment & Products - 0.1%
Brunswick Corp.	8,900	385,548
Media - 3.0%
ADVO, Inc.	5,400	171,990
E.W. Scripps Co. Class A	48,400	2,361,920
EchoStar Communications Corp. Class A	22,436	676,445
Gestevision Telecinco SA	11,000	257,714
Harte-Hanks, Inc.	4,100	121,893
Lagardere S.C.A. (Reg.)	5,200	385,433
Liberty Global, Inc. Class A (a)	13,000	606,710
Liberty Media Corp. Class A (a)	55,200	562,488
McGraw-Hill Companies, Inc.	6,000	265,500
News Corp. Class A	44,700	723,246
NTL, Inc. (a)	19,400	1,327,348
Omnicom Group, Inc.	3,600	287,496

	Shares	Value (Note 1)
Radio One, Inc. Class D (non-vtg.) (a)	10,900	$ 139,193
Salem Communications Corp. Class A (a)	6,300	124,992
SBS Broadcasting SA (a)	2,800	131,964
SES Global unit	11,906	176,499
The DIRECTV Group, Inc. (a)	18,800	291,400
TVN SA	16,400	240,649
Vivendi Universal SA sponsored ADR	7,400	231,842
Walt Disney Co.	30,800	775,544
		9,860,266
Multiline Retail - 0.3%
Federated Department Stores, Inc.	4,000	293,120
Fred's, Inc. Class A	18,600	308,388
JCPenney Co., Inc.	5,900	310,222
		911,730
Specialty Retail - 0.7%
Aeropostale, Inc. (a)	8,900	299,040
Big 5 Sporting Goods Corp.	9,500	269,610
Foot Locker, Inc.	17,100	465,462
Home Depot, Inc.	9,200	357,880
Pacific Sunwear of California, Inc. (a)	12,900	296,571
Ross Stores, Inc.	7,100	205,261
Sonic Automotive, Inc. Class A (sub. vtg.)	2,300	48,898
Staples, Inc.	6,100	130,052
The Pep Boys - Manny, Moe & Jack	22,700	307,358
		2,380,132
TOTAL CONSUMER DISCRETIONARY		22,778,521
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	6,300	138,663
Diageo PLC sponsored ADR	400	23,720
The Coca-Cola Co.	17,100	713,925
		876,308
Food & Staples Retailing - 0.7%
CVS Corp.	26,300	764,541
Jean Coutu Group, Inc. Class A (sub. vtg.)	17,300	263,058
Rite Aid Corp. (a)	18,800	78,584
Wal-Mart Stores, Inc.	23,000	1,108,600
Walgreen Co.	1,700	78,183
		2,292,966
Food Products - 0.9%
Archer-Daniels-Midland Co.	3,500	74,830
Bunge Ltd.	6,200	393,080
Corn Products International, Inc.	19,300	458,568
Dean Foods Co. (a)	12,200	429,928
General Mills, Inc.	7,100	332,209
Groupe Danone	2,400	211,147
Kellogg Co.	5,500	244,420
McCormick & Co., Inc. (non-vtg.)	11,200	366,016
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
The J.M. Smucker Co.	8,200	$ 384,908
TreeHouse Foods, Inc. (a)	3,240	92,372
		2,987,478
Household Products - 0.2%
Colgate-Palmolive Co.	13,800	688,758
Spectrum Brands, Inc. (a)	5,400	178,200
		866,958
Personal Products - 0.5%
Alberto-Culver Co.	4,600	199,318
Gillette Co.	29,900	1,513,837
		1,713,155
Tobacco - 1.2%
Altria Group, Inc.	59,350	3,837,571
TOTAL CONSUMER STAPLES		12,574,436
ENERGY - 7.3%
Energy Equipment & Services - 5.1%
BJ Services Co.	65,000	3,411,200
Grey Wolf, Inc. (a)	69,200	512,772
Halliburton Co.	158,900	7,598,598
Maverick Tube Corp. (a)	2,500	74,500
Nabors Industries Ltd. (a)	6,000	363,720
Pride International, Inc. (a)	124,500	3,199,650
Weatherford International Ltd. (a)	26,200	1,519,076
		16,679,516
Oil, Gas & Consumable Fuels - 2.2%
Ashland, Inc.	10,200	733,074
Cabot Oil & Gas Corp.	6,500	225,550
Chesapeake Energy Corp.	23,900	544,920
El Paso Corp.	4,500	51,840
EnCana Corp.	17,500	690,316
Giant Industries, Inc. (a)	1,200	43,200
Holly Corp.	15,300	714,051
Massey Energy Co.	4,500	169,740
McMoRan Exploration Co. (a)	7,900	154,129
Penn Virginia Corp.	5,000	223,350
Petroleum Development Corp. (a)	3,900	124,215
Plains Exploration & Production Co. (a)	7,500	266,475
Range Resources Corp.	15,300	411,570
Ultra Petroleum Corp. (a)	1,600	48,576
Valero Energy Corp.	38,100	3,014,091
		7,415,097
TOTAL ENERGY		24,094,613
FINANCIALS - 11.5%
Capital Markets - 1.2%
E*TRADE Financial Corp. (a)	27,700	387,523

	Shares	Value (Note 1)
Goldman Sachs Group, Inc.	6,200	$ 632,524
Lehman Brothers Holdings, Inc.	9,700	963,016
Merrill Lynch & Co., Inc.	24,300	1,336,743
Nuveen Investments, Inc. Class A	8,800	331,056
State Street Corp.	5,700	275,025
		3,925,887
Commercial Banks - 2.9%
Bank of America Corp.	97,600	4,451,536
Cathay General Bancorp	1,900	64,049
HDFC Bank Ltd. sponsored ADR	2,800	130,228
North Fork Bancorp, Inc., New York	19,500	547,755
PrivateBancorp, Inc.	700	24,766
SVB Financial Group (a)	8,500	407,150
UCBH Holdings, Inc.	36,800	597,632
UnionBanCal Corp.	3,800	254,296
Wachovia Corp.	40,300	1,998,880
Wells Fargo & Co.	7,400	455,692
Wilshire Bancorp, Inc.	16,700	239,311
Wintrust Financial Corp.	5,900	308,865
		9,480,160
Consumer Finance - 0.3%
American Express Co.	9,900	526,977
Capital One Financial Corp.	6,200	496,062
MBNA Corp.	4,800	125,568
		1,148,607
Diversified Financial Services - 2.0%
Citigroup, Inc.	95,000	4,391,850
JPMorgan Chase & Co.	65,000	2,295,800
		6,687,650
Insurance - 2.6%
AFLAC, Inc.	13,900	601,592
AMBAC Financial Group, Inc.	5,400	376,704
American International Group, Inc.	69,150	4,017,615
Assurant, Inc.	6,900	249,090
Conseco, Inc. (a)	7,300	159,286
Fidelity National Financial, Inc.	4,800	171,312
Genworth Financial, Inc. Class A (non-vtg.)	8,665	261,943
Hartford Financial Services Group, Inc.	10,200	762,756
Hilb Rogal & Hobbs Co.	5,400	185,760
MBIA, Inc.	12,200	723,582
Specialty Underwriters' Alliance, Inc.	5,000	45,650
The St. Paul Travelers Companies, Inc.	15,249	602,793
Universal American Financial Corp. (a)	7,100	160,602
USI Holdings Corp. (a)	17,900	230,552
		8,549,237
Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.	1,100	80,795
CBL & Associates Properties, Inc.	3,700	159,359
Corporate Office Properties Trust (SBI)	2,200	64,790
Equity Office Properties Trust	6,000	198,600
Equity Residential (SBI)	10,600	390,292
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
General Growth Properties, Inc.	7,200	$ 295,848
Highwoods Properties, Inc. (SBI)	2,300	68,448
Reckson Associates Realty Corp.	5,700	191,235
Trizec Properties, Inc.	10,900	224,213
Vornado Realty Trust	3,300	265,320
		1,938,900
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	15,000	579,150
Fannie Mae	8,600	502,240
Fidelity Bankshares, Inc.	7,400	196,248
First Niagara Financial Group, Inc.	4,500	65,610
Freddie Mac	24,900	1,624,227
Golden West Financial Corp., Delaware	3,500	225,330
Hudson City Bancorp, Inc.	23,800	271,558
KNBT Bancorp, Inc.	2,500	37,725
MGIC Investment Corp.	2,300	150,006
NetBank, Inc.	22,500	209,700
New York Community Bancorp, Inc.	22,600	409,512
NewAlliance Bancshares, Inc.	17,900	251,495
R&G Financial Corp. Class B	41,700	737,673
Sovereign Bancorp, Inc.	36,400	813,176
W Holding Co., Inc.	6,300	64,386
		6,138,036
TOTAL FINANCIALS		37,868,477
HEALTH CARE - 7.7%
Biotechnology - 0.5%
Alkermes, Inc. (a)	17,900	236,638
Angiotech Pharmaceuticals, Inc. (a)	10,300	141,823
Biogen Idec, Inc. (a)	4,300	148,135
Genentech, Inc. (a)	4,100	329,148
MedImmune, Inc. (a)	4,000	106,880
ONYX Pharmaceuticals, Inc. (a)	6,300	150,444
OSI Pharmaceuticals, Inc. (a)	9,100	371,917
Serologicals Corp. (a)	3,600	76,500
		1,561,485
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	2,400	262,440
Bausch & Lomb, Inc.	2,800	232,400
Baxter International, Inc.	21,100	782,810
Beckman Coulter, Inc.	3,900	247,923
Becton, Dickinson & Co.	3,600	188,892
C.R. Bard, Inc.	3,200	212,832
CONMED Corp. (a)	2,600	80,002
Cytyc Corp. (a)	2,900	63,974
Dade Behring Holdings, Inc.	18,600	1,209,186
Edwards Lifesciences Corp. (a)	10,200	438,804
Fisher Scientific International, Inc. (a)	5,700	369,930
Guidant Corp.	4,100	275,930

	Shares	Value (Note 1)
Medtronic, Inc.	10,100	$ 523,079
ResMed, Inc. (a)	5,200	343,148
St. Jude Medical, Inc. (a)	10,900	475,349
Synthes, Inc.	3,897	427,814
Thermo Electron Corp. (a)	17,000	456,790
Varian, Inc. (a)	9,400	355,226
Waters Corp. (a)	16,500	613,305
		7,559,834
Health Care Providers & Services - 3.0%
Aetna, Inc.	5,100	422,382
AmerisourceBergen Corp.	2,700	186,705
Cardinal Health, Inc.	21,700	1,249,486
Caremark Rx, Inc. (a)	8,600	382,872
Cerner Corp. (a)	3,800	258,286
DaVita, Inc. (a)	5,000	227,400
Health Net, Inc. (a)	14,600	557,136
Humana, Inc. (a)	5,100	202,674
McKesson Corp.	21,800	976,422
Medco Health Solutions, Inc. (a)	4,800	256,128
Omnicare, Inc.	7,100	301,253
PacifiCare Health Systems, Inc. (a)	15,100	1,078,895
Pediatrix Medical Group, Inc. (a)	4,900	360,346
Sierra Health Services, Inc. (a)	2,200	157,212
Sunrise Senior Living, Inc. (a)	3,000	161,940
UnitedHealth Group, Inc.	49,400	2,575,716
WebMD Corp. (a)	3,200	32,864
WellPoint, Inc. (a)	6,000	417,840
		9,805,557
Pharmaceuticals - 1.9%
Abbott Laboratories	6,500	318,565
Atherogenics, Inc. (a)	4,500	71,910
Barr Pharmaceuticals, Inc. (a)	8,500	414,290
Connetics Corp. (a)	32,900	580,356
Endo Pharmaceuticals Holdings, Inc. (a)	11,400	299,592
IVAX Corp. (a)	13,100	281,650
Johnson & Johnson	6,900	448,500
Pfizer, Inc.	66,800	1,842,344
Schering-Plough Corp.	47,800	911,068
Wyeth	24,500	1,090,250
		6,258,525
TOTAL HEALTH CARE		25,185,401
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.7%
BE Aerospace, Inc. (a)	12,500	195,375
EADS NV	16,500	526,143
Goodrich Corp.	17,200	704,512
Honeywell International, Inc.	23,900	875,457
Lockheed Martin Corp.	9,800	635,726
Northrop Grumman Corp.	8,300	458,575
Precision Castparts Corp.	8,600	669,940
Raytheon Co.	5,400	211,248
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	6,400	$ 305,152
United Technologies Corp.	18,600	955,110
		5,537,238
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	14,000	284,480
UTI Worldwide, Inc.	2,700	187,974
		472,454
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	8,400	273,213
AirTran Holdings, Inc. (a)	67,200	620,256
Delta Air Lines, Inc. (a)	23,300	87,608
Frontier Airlines, Inc. (a)	22,400	231,392
Northwest Airlines Corp. (a)	2,400	10,944
		1,223,413
Building Products - 0.1%
American Standard Companies, Inc.	4,300	180,256
Masco Corp.	5,900	187,384
		367,640
Commercial Services & Supplies - 0.3%
Cendant Corp.	26,000	581,620
Corrections Corp. of America (a)	3,900	153,075
Herman Miller, Inc.	7,700	237,468
Steelcase, Inc. Class A	4,100	56,785
		1,028,948
Construction & Engineering - 1.1%
Dycom Industries, Inc. (a)	30,600	606,186
Foster Wheeler Ltd. (a)	26,800	526,888
Granite Construction, Inc.	21,700	609,770
Jacobs Engineering Group, Inc. (a)	6,800	382,568
MasTec, Inc. (a)	34,200	300,960
URS Corp. (a)	28,800	1,075,680
Washington Group International, Inc. (a)	1,600	81,792
		3,583,844
Electrical Equipment - 0.2%
A.O. Smith Corp.	8,300	221,693
ABB Ltd. sponsored ADR (a)	33,800	218,686
Acuity Brands, Inc.	4,400	113,036
American Power Conversion Corp.	8,700	205,233
Cooper Industries Ltd. Class A	700	44,730
		803,378
Industrial Conglomerates - 2.5%
General Electric Co.	186,000	6,444,900
Smiths Group PLC	5,200	85,622
Tyco International Ltd.	54,400	1,588,480
		8,119,002
Machinery - 0.8%
Albany International Corp. Class A	4,700	150,917
Atlas Copco AB (B Shares)	12,400	178,716

	Shares	Value (Note 1)
Briggs & Stratton Corp.	6,400	$ 221,568
Danaher Corp.	3,600	188,424
Gardner Denver, Inc. (a)	4,200	147,336
Manitowoc Co., Inc.	3,600	147,672
SPX Corp.	10,500	482,790
Timken Co.	25,900	598,290
Wabash National Corp.	10,600	256,838
Watts Water Technologies, Inc. Class A	11,200	375,088
		2,747,639
Marine - 0.1%
Alexander & Baldwin, Inc.	4,200	194,670
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	10,400	489,632
Laidlaw International, Inc. (a)	15,600	375,960
Norfolk Southern Corp.	20,800	643,968
		1,509,560
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	11,300	187,580
WESCO International, Inc. (a)	23,000	721,740
		909,320
TOTAL INDUSTRIALS		26,497,106
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.9%
Andrew Corp. (a)	11,500	146,740
Avaya, Inc. (a)	75,100	624,832
Avocent Corp. (a)	8,500	222,190
Cisco Systems, Inc. (a)	13,900	265,629
Harris Corp.	9,300	290,253
Juniper Networks, Inc. (a)	7,700	193,886
Motorola, Inc.	40,100	732,226
QUALCOMM, Inc.	9,900	326,799
		2,802,555
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	44,000	1,034,440
Lexmark International, Inc. Class A (a)	2,900	188,007
Maxtor Corp. (a)	127,400	662,480
McDATA Corp. Class A (a)	52,400	209,600
Seagate Technology	44,300	777,465
Western Digital Corp. (a)	40,700	546,194
		3,418,186
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	29,800	685,996
Bell Microproducts, Inc. (a)	24,800	233,120
Celestica, Inc. (sub. vtg.) (a)	66,700	892,818
Flextronics International Ltd. (a)	77,300	1,021,133
Hon Hai Precision Industries Co. Ltd. unit	38,500	398,475
Ingram Micro, Inc. Class A (a)	35,900	562,194
KEMET Corp. (a)	10,000	63,000
Mettler-Toledo International, Inc. (a)	5,500	256,190
Molex, Inc.	8,600	223,944
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina-SCI Corp. (a)	67,600	$ 369,772
Solectron Corp. (a)	163,300	618,907
Symbol Technologies, Inc.	63,900	630,693
Tech Data Corp. (a)	5,700	208,677
Tektronix, Inc.	11,900	276,913
Vishay Intertechnology, Inc. (a)	15,100	179,237
		6,621,069
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	18,500	641,025
IT Services - 0.3%
BearingPoint, Inc. (a)	28,600	209,638
Ceridian Corp. (a)	26,500	516,220
Wright Express Corp.	5,900	108,973
		834,831
Office Electronics - 0.2%
Xerox Corp. (a)	52,400	722,596
Semiconductors & Semiconductor Equipment - 3.0%
Agere Systems, Inc. (a)	97,700	1,172,400
Amkor Technology, Inc. (a)	44,200	198,900
Analog Devices, Inc.	3,600	134,316
Applied Materials, Inc.	4,100	66,338
ASML Holding NV (NY Shares) (a)	34,400	538,704
ATMI, Inc. (a)	47,400	1,375,074
Axcelis Technologies, Inc. (a)	70,900	486,374
Cascade Microtech, Inc.	8,700	127,020
Conexant Systems, Inc. (a)	42,400	68,264
Credence Systems Corp. (a)	70,100	634,405
Cymer, Inc. (a)	14,900	392,615
Cypress Semiconductor Corp. (a)	13,700	172,483
Fairchild Semiconductor International, Inc. (a)	56,000	826,000
Integrated Device Technology, Inc. (a)	7,000	75,250
Intel Corp.	4,700	122,482
Intersil Corp. Class A	44,200	829,634
LTX Corp. (a)	88,200	437,472
Microchip Technology, Inc.	5,000	148,100
National Semiconductor Corp.	54,100	1,191,823
ON Semiconductor Corp. (a)	28,400	130,640
Samsung Electronics Co. Ltd.	840	401,122
Silicon Laboratories, Inc. (a)	11,300	296,173
Vitesse Semiconductor Corp. (a)	39,900	83,391
		9,908,980
Software - 1.2%
Activision, Inc. (a)	6,300	104,076
BEA Systems, Inc. (a)	60,100	527,678
Cadence Design Systems, Inc. (a)	24,500	334,670
Citrix Systems, Inc. (a)	5,300	114,798
Cognos, Inc. (a)	4,800	163,918
FileNET Corp. (a)	6,600	165,924

	Shares	Value (Note 1)
Hyperion Solutions Corp. (a)	2,600	$ 104,624
Macromedia, Inc. (a)	9,800	374,556
Macrovision Corp. (a)	12,500	281,750
Microsoft Corp.	38,900	966,276
Symantec Corp. (a)	2,300	50,002
Take-Two Interactive Software, Inc. (a)	9,800	249,410
TIBCO Software, Inc. (a)	12,900	84,366
Ulticom, Inc. (a)	10,000	106,100
VERITAS Software Corp. (a)	8,900	217,160
		3,845,308
TOTAL INFORMATION TECHNOLOGY		28,794,550
MATERIALS - 4.2%
Chemicals - 1.5%
Airgas, Inc.	10,500	259,035
Albemarle Corp.	8,000	291,760
Celanese Corp. Class A	17,300	274,897
Crompton Corp.	7,400	104,710
Cytec Industries, Inc.	3,600	143,280
Dow Chemical Co.	14,100	627,873
Lyondell Chemical Co.	54,700	1,445,174
Monsanto Co.	11,000	691,570
NOVA Chemicals Corp.	19,000	579,987
Praxair, Inc.	6,500	302,900
Rhodia SA (a)(e)	197,900	344,864
		5,066,050
Construction Materials - 0.4%
Florida Rock Industries, Inc.	1,300	95,355
Martin Marietta Materials, Inc.	4,500	311,040
Rinker Group Ltd.	29,800	317,760
Texas Industries, Inc.	6,700	376,741
Vulcan Materials Co.	3,600	233,964
		1,334,860
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	45,400	1,137,270
Packaging Corp. of America	4,700	98,935
Pactiv Corp. (a)	43,000	927,940
Smurfit-Stone Container Corp. (a)	30,302	308,171
		2,472,316
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd.	22,000	275,269
Alcan, Inc.	23,100	693,453
Alcoa, Inc.	23,100	603,603
Compass Minerals International, Inc.	8,100	189,540
Falconbridge Ltd.	6,000	182,713
Fording Canadian Coal Trust	3,500	320,462
Goldcorp, Inc.	40,500	644,258
Ivanhoe Mines Ltd. (a)	8,200	63,715
Meridian Gold, Inc. (a)	46,000	825,988
Noranda, Inc.	10,600	181,858
Phelps Dodge Corp.	2,100	194,250
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Stillwater Mining Co. (a)	27,400	$ 203,308
Teck Cominco Ltd. Class B (sub. vtg.)	7,200	242,938
		4,621,355
Paper & Forest Products - 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	15,700	189,970
TOTAL MATERIALS		13,684,551
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.5%
BellSouth Corp.	25,200	669,564
Citizens Communications Co.	7,600	102,144
Covad Communications Group, Inc. (a)	288,000	403,200
Philippine Long Distance Telephone Co. sponsored ADR	200	5,810
SBC Communications, Inc.	79,670	1,892,163
Verizon Communications, Inc.	50,500	1,744,775
		4,817,656
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	71,300	1,498,726
Crown Castle International Corp. (a)	26,300	534,416
DigitalGlobe, Inc. (a)(f)	163	163
Nextel Communications, Inc. Class A (a)	19,300	623,583
Nextel Partners, Inc. Class A (a)	27,000	679,590
NII Holdings, Inc. (a)	7,700	492,338
SpectraSite, Inc. (a)	7,600	565,668
Wireless Facilities, Inc. (a)	13,500	85,455
		4,479,939
TOTAL TELECOMMUNICATION SERVICES		9,297,595
UTILITIES - 2.1%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	2,700	68,094
Entergy Corp.	5,300	400,415
Exelon Corp.	15,400	790,482
PG&E Corp.	14,000	525,560
Pinnacle West Capital Corp.	2,100	93,345
PPL Corp.	4,800	285,024
		2,162,920
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	124,000	2,031,120
NRG Energy, Inc. (a)	2,000	75,200
TXU Corp.	21,900	1,819,671
		3,925,991

	Shares	Value (Note 1)
Multi-Utilities - 0.2%
Dominion Resources, Inc.	8,100	$ 594,459
NorthWestern Energy Corp.	500	15,760
		610,219
TOTAL UTILITIES		6,699,130
TOTAL COMMON STOCKS (Cost $201,376,281)		207,474,380
Corporate Bonds - 8.4%
	Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	232,419
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	150,180
TOTAL CONVERTIBLE BONDS		382,599
Nonconvertible Bonds - 8.3%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	85,000	69,275
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	40,000	31,378
7.45% 7/16/31	295,000	246,271
General Motors Corp. 8.375% 7/15/33	615,000	513,525
		791,174
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15 (f)	50,000	52,000
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13 (f)	100,000	101,250
Mandalay Resort Group 6.5% 7/31/09	95,000	97,024
MGM MIRAGE 5.875% 2/27/14	90,000	87,413
		285,687
Media - 0.7%
AOL Time Warner, Inc. 7.625% 4/15/31	100,000	124,889
Cablevision Systems Corp. 7.88% 4/1/09 (j)	90,000	90,225
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	$ 80,000	$ 80,000
Cox Communications, Inc. 7.125% 10/1/12	100,000	112,142
CSC Holdings, Inc. 7.625% 4/1/11	75,000	73,875
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	44,265
Houghton Mifflin Co. 9.875% 2/1/13	170,000	179,775
LBI Media, Inc. 10.125% 7/15/12	160,000	176,400
Liberty Media Corp.:
5.7% 5/15/13	150,000	139,515
8.25% 2/1/30	185,000	184,037
News America Holdings, Inc. 7.75% 12/1/45	85,000	104,140
News America, Inc. 6.2% 12/15/34	165,000	173,166
PRIMEDIA, Inc. 7.625% 4/1/08	100,000	100,750
Rogers Cable, Inc. 6.75% 3/15/15	120,000	123,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	250,000	331,800
Time Warner, Inc. 6.625% 5/15/29	105,000	116,998
		2,154,977
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	125,000	127,813
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	155,000	149,575
Sonic Automotive, Inc. 8.625% 8/15/13	110,000	111,100
		260,675
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 7.73% 4/1/12 (j)	60,000	56,700
TOTAL CONSUMER DISCRETIONARY		3,798,301
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (f)	125,000	125,489
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc. 8.25% 7/15/10	60,000	66,084
Jean Coutu Group, Inc. 8.5% 8/1/14	70,000	69,125

	Principal Amount	Value (Note 1)
NeighborCare, Inc. 6.875% 11/15/13	$ 75,000	$ 77,250
Rite Aid Corp. 6% 12/15/05 (f)	35,000	35,175
		247,634
Food Products - 0.1%
Reddy Ice Group, Inc. 8.875% 8/1/11	20,000	21,200
Smithfield Foods, Inc. 7% 8/1/11	105,000	110,250
		131,450
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	55,000	61,550
TOTAL CONSUMER STAPLES		566,123
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	75,000	75,750
Petronas Capital Ltd. 7% 5/22/12 (f)	395,000	451,476
Seabulk International, Inc. 9.5% 8/15/13	80,000	89,904
		617,130
Oil, Gas & Consumable Fuels - 0.7%
Amerada Hess Corp.:
6.65% 8/15/11	40,000	44,017
7.125% 3/15/33	75,000	88,958
Chesapeake Energy Corp. 7.5% 6/15/14	40,000	43,200
El Paso Corp. 7.875% 6/15/12	85,000	87,550
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	120,000	133,223
EnCana Holdings Finance Corp. 5.8% 5/1/14	80,000	85,846
Enterprise Products Operating LP 5.75% 3/1/35 (f)	125,000	122,036
General Maritime Corp. 10% 3/15/13	120,000	130,200
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	35,000	35,400
5.8% 3/15/35	100,000	100,698
Nexen, Inc. 5.875% 3/10/35	190,000	193,099
Pemex Project Funding Master Trust:
6.125% 8/15/08	400,000	415,200
6.625% 6/15/35 (f)	235,000	230,888
7.875% 2/1/09 (j)	180,000	196,650
Plains Exploration & Production Co. 7.125% 6/15/14	40,000	42,800
Ship Finance International Ltd. 8.5% 12/15/13	85,000	81,600
The Coastal Corp.:
6.5% 5/15/06	15,000	15,113
7.5% 8/15/06	90,000	92,025
7.625% 9/1/08	10,000	10,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Coastal Corp.: - continued
7.75% 6/15/10	$ 35,000	$ 35,744
Williams Companies, Inc.:
7.125% 9/1/11	105,000	113,400
7.5% 1/15/31	10,000	10,825
7.625% 7/15/19	105,000	118,125
8.75% 3/15/32	25,000	30,000
		2,456,797
TOTAL ENERGY		3,073,927
FINANCIALS - 2.3%
Capital Markets - 0.7%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	500,000	515,952
6.6% 1/15/12	410,000	455,680
Lazard LLC 7.125% 5/15/15 (f)	195,000	196,704
Merrill Lynch & Co., Inc. 4.25% 2/8/10	480,000	478,809
Morgan Stanley:
3.875% 1/15/09	500,000	493,654
6.6% 4/1/12	160,000	177,888
		2,318,687
Commercial Banks - 0.2%
Bank of America Corp.:
6.25% 4/15/12	125,000	138,167
7.4% 1/15/11	155,000	177,394
Korea Development Bank 3.875% 3/2/09	250,000	245,833
Wachovia Bank NA 4.875% 2/1/15	90,000	91,679
Wachovia Corp. 4.875% 2/15/14	25,000	25,412
		678,485
Consumer Finance - 0.3%
Capital One Bank 5% 6/15/09	250,000	255,442
Ford Motor Credit Co.:
7% 10/1/13	125,000	119,935
7.375% 2/1/11	100,000	97,410
Household Finance Corp. 4.125% 11/16/09	300,000	296,757
Household International, Inc. 8.875% 2/15/08	150,000	154,254
MBNA Corp.:
6.25% 1/17/07	120,000	123,817
7.5% 3/15/12	75,000	87,420
		1,135,035

	Principal Amount	Value (Note 1)
Diversified Financial Services - 0.3%
Alliance Capital Management LP 5.625% 8/15/06	$ 150,000	$ 151,680
JPMorgan Chase & Co. 6.75% 2/1/11	635,000	702,247
Prime Property Funding II, Inc. 5.125% 6/1/15 (f)	160,000	159,933
		1,013,860
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	85,000	93,767
UnumProvident Corp. 7.625% 3/1/11	55,000	59,105
		152,872
Real Estate - 0.6%
Archstone Smith Operating Trust 5.25% 5/1/15	100,000	102,070
Arden Realty LP 5.25% 3/1/15	525,000	524,606
BRE Properties, Inc. 5.95% 3/15/07	250,000	256,454
Developers Diversified Realty Corp.:
5% 5/3/10	115,000	115,876
5.25% 4/15/11	65,000	66,029
EOP Operating LP:
4.65% 10/1/10	200,000	199,524
7% 7/15/11	200,000	221,773
Simon Property Group LP:
5.1% 6/15/15 (f)	145,000	144,590
5.625% 8/15/14	200,000	208,580
		1,839,502
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	145,000	139,841
Independence Community Bank Corp. 3.75% 4/1/14 (j)	95,000	91,582
Residential Capital Corp. 6.375% 6/30/10 (f)	185,000	185,905
Washington Mutual, Inc. 4.375% 1/15/08	90,000	90,253
		507,581
TOTAL FINANCIALS		7,646,022
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
DaVita, Inc. 7.25% 3/15/15 (f)	165,000	169,538
HCA, Inc. 6.375% 1/15/15	70,000	72,318
HealthSouth Corp.:
7.625% 6/1/12	60,000	58,200
10.75% 10/1/08	30,000	31,200
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	130,000	140,725
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Psychiatric Solutions, Inc. 7.75% 7/15/15 (f)	$ 30,000	$ 30,000
Tenet Healthcare Corp. 7.375% 2/1/13	145,000	143,550
		645,531
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. 8.875% 5/1/11	25,000	25,875
Bombardier, Inc. 6.3% 5/1/14 (f)	200,000	181,000
		206,875
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	16,074	16,456
6.978% 10/1/12	44,917	46,403
7.024% 4/15/11	100,000	103,337
7.377% 5/23/19	89,862	62,903
7.379% 5/23/16	65,255	45,678
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	211,816	176,866
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,000	580
7.57% 11/18/10	80,000	75,261
7.779% 1/2/12	316,609	158,304
7.92% 5/18/12	75,000	41,250
Northwest Airlines, Inc. 7.875% 3/15/08	255,000	103,275
		830,313
Building Products - 0.0%
Mueller Group, Inc. 7.96% 11/1/11 (j)	80,000	82,000
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc. 8.5% 12/1/08	60,000	62,928
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	55,000	59,713
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (f)	120,000	141,190
		200,903
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13 (f)	20,000	20,400
Invensys PLC 9.875% 3/15/11 (f)	80,000	77,600
		98,000

	Principal Amount	Value (Note 1)
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)	$ 105,000	$ 110,775
TOTAL INDUSTRIALS		1,591,794
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	95,000	95,238
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	170,000	174,250
Sanmina-SCI Corp. 10.375% 1/15/10	85,000	94,350
		268,600
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	170,000	175,525
Xerox Corp. 7.125% 6/15/10	35,000	37,231
		212,756
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13	90,000	77,625
9.25% 2/15/08	20,000	19,250
Freescale Semiconductor, Inc.:
5.8906% 7/15/09 (j)	70,000	72,450
7.125% 7/15/14	80,000	85,600
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875% 12/15/11 (f)	50,000	49,250
Semiconductor Note Participation Trust 0% 8/4/11 (f)	105,000	157,500
		461,675
TOTAL INFORMATION TECHNOLOGY		1,038,269
MATERIALS - 0.4%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	62,000	69,440
Berry Plastics Corp. 10.75% 7/15/12	60,000	65,400
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	110,000	121,688
Huntsman International LLC 9.875% 3/1/09	60,000	64,050
Lyondell Chemical Co. 9.5% 12/15/08	161,000	171,063
Millennium America, Inc. 9.25% 6/15/08	70,000	76,038
		567,679
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	$ 90,000	$ 85,950
Texas Industries, Inc. 10.25% 6/15/11	140,000	161,875
		247,825
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	53,000
8.75% 11/15/12	25,000	27,563
		80,563
Metals & Mining - 0.0%
Novelis, Inc. 7.25% 2/15/15 (f)	115,000	115,288
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7.5% 5/15/06	120,000	123,000
8.125% 5/15/11	120,000	135,300
		258,300
TOTAL MATERIALS		1,269,655
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	100,000	121,935
BellSouth Capital Funding Corp. 7.875% 2/15/30	115,000	148,432
BellSouth Corp. 5.2% 9/15/14	55,000	56,682
British Telecommunications PLC 8.875% 12/15/30	200,000	282,331
Deutsche Telekom International Finance BV 8.75% 6/15/30	250,000	338,495
France Telecom SA 8% 3/1/11 (d)	105,000	121,850
Koninklijke KPN NV yankee 8% 10/1/10	200,000	231,584
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	58,050
Qwest Corp.:
6.6706% 6/15/13 (f)(j)	140,000	143,325
7.625% 6/15/15 (f)	70,000	71,488
8.875% 3/15/12	85,000	92,438
SBC Communications, Inc.:
6.15% 9/15/34	150,000	162,486
6.45% 6/15/34	55,000	61,838
Sprint Capital Corp. 6.875% 11/15/28	145,000	166,443
Telecom Italia Capital:
4.95% 9/30/14 (f)	95,000	94,064
5.25% 11/15/13	250,000	253,801

	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.:
7.25% 12/1/10	$ 135,000	$ 153,024
7.75% 12/1/30	200,000	258,250
Verizon New York, Inc. 6.875% 4/1/12	45,000	49,733
		2,866,249
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 4.125% 3/1/09	100,000	97,921
AT&T Wireless Services, Inc. 7.875% 3/1/11	55,000	63,919
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	32,000	35,440
Intelsat Ltd.:
6.5% 11/1/13	40,000	32,400
7.805% 1/15/12 (f)(j)	70,000	71,575
Nextel Communications, Inc. 7.375% 8/1/15	160,000	172,000
Rogers Communications, Inc.:
6.375% 3/1/14	115,000	116,438
6.535% 12/15/10 (j)	50,000	52,000
		641,693
TOTAL TELECOMMUNICATION SERVICES		3,507,942
UTILITIES - 1.2%
Electric Utilities - 0.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	145,000	152,501
Duke Capital LLC:
4.37% 3/1/09	400,000	398,608
6.75% 2/15/32	210,000	235,438
Exelon Corp.:
4.9% 6/15/15	100,000	100,356
5.625% 6/15/35	25,000	25,202
6.75% 5/1/11	110,000	122,159
FirstEnergy Corp. 6.45% 11/15/11	90,000	98,336
Nevada Power Co. 10.875% 10/15/09	65,000	72,394
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	81,206
Progress Energy, Inc. 7.1% 3/1/11	270,000	300,771
TECO Energy, Inc. 6.125% 5/1/07	55,000	56,238
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)	60,000	63,000
TXU Energy Co. LLC 7% 3/15/13	250,000	278,808
		1,985,017
Gas Utilities - 0.1%
Sonat, Inc.:
6.625% 2/1/08	65,000	65,081
6.75% 10/1/07	70,000	70,088
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. 8.875% 3/15/10	$ 40,000	$ 43,800
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	209,240
		388,209
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (f)	170,000	188,700
9.5% 6/1/09	144,000	160,020
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	65,000	72,475
Constellation Energy Group, Inc. 7% 4/1/12	270,000	304,579
		725,774
Multi-Utilities - 0.3%
CMS Energy Corp.:
8.5% 4/15/11	85,000	94,456
8.9% 7/15/08	125,000	135,625
Dominion Resources, Inc.:
4.75% 12/15/10	155,000	155,941
5.95% 6/15/35	115,000	119,118
6.25% 6/30/12	370,000	401,648
		906,788
TOTAL UTILITIES		4,005,788
TOTAL NONCONVERTIBLE BONDS		27,143,352
TOTAL CORPORATE BONDS (Cost $26,690,700)		27,525,951
U.S. Government and Government Agency Obligations - 7.7%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
2.5% 6/15/06	410,000	405,154
3.25% 1/15/08	318,000	313,624
3.25% 8/15/08	400,000	392,558
3.25% 2/15/09	1,216,000	1,188,090
3.375% 12/15/08	140,000	137,565
4.625% 5/1/13	1,250,000	1,264,943
5.5% 3/15/11	380,000	407,607
6.25% 2/1/11	280,000	306,814
Freddie Mac:
4% 6/12/13	1,575,000	1,531,373

	Principal Amount	Value (Note 1)
6.625% 9/15/09	$ 475,000	$ 522,961
6.75% 3/15/31	404,000	534,870
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,005,559
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	1,032,150	1,129,841
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	1,026,980	1,001,626
2% 1/15/14	3,948,525	4,067,135
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		6,198,602
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bonds 6.25% 5/15/30	1,040,000	1,354,641
U.S. Treasury Notes:
3.625% 4/30/07	10,121,000	10,115,456
4.75% 5/15/14	465,000	493,409
6.5% 2/15/10	220,000	245,515
TOTAL U.S. TREASURY OBLIGATIONS		12,209,021
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,165,396)		25,413,182
U.S. Government Agency - Mortgage Securities - 10.2%

Fannie Mae - 9.5%
3.463% 4/1/34 (j)	46,553	46,667
3.737% 1/1/35 (j)	27,837	27,737
3.753% 10/1/33 (j)	19,786	19,636
3.786% 12/1/34 (j)	23,243	23,130
3.797% 6/1/34 (j)	91,473	90,166
3.83% 1/1/35 (j)	22,236	22,194
3.836% 6/1/33 (j)	15,598	15,470
3.84% 1/1/35 (j)	46,524	46,657
3.87% 1/1/35 (j)	23,380	23,355
3.913% 12/1/34 (j)	23,614	23,566
3.941% 10/1/34 (j)	21,480	21,457
3.98% 1/1/35 (j)	22,356	22,288
3.987% 12/1/34 (j)	22,500	22,415
4% 1/1/35 (j)	22,531	22,450
4.017% 12/1/34 (j)	113,853	114,387
4.021% 12/1/34 (j)	22,044	21,966
4.023% 2/1/35 (j)	23,936	23,879
4.029% 1/1/35 (j)	23,991	24,035
4.037% 12/1/34 (j)	22,633	22,728
4.048% 1/1/35 (j)	22,998	22,933
4.052% 2/1/35 (j)	23,135	23,100
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.055% 10/1/18 (j)	$ 16,222	$ 16,170
4.057% 5/1/34 (j)	13,975	13,957
4.072% 12/1/34 (j)	23,822	23,941
4.079% 4/1/33 (j)	9,853	9,902
4.105% 1/1/35 (j)	46,929	47,220
4.115% 2/1/35 (j)	23,624	23,665
4.118% 1/1/35 (j)	34,898	34,943
4.118% 2/1/35 (j)	23,246	23,321
4.12% 2/1/35 (j)	23,895	23,955
4.127% 1/1/35 (j)	46,148	46,523
4.128% 2/1/35 (j)	70,842	70,988
4.144% 1/1/35 (j)	47,932	48,295
4.145% 2/1/35 (j)	46,808	47,075
4.151% 1/1/35 (j)	60,525	60,706
4.162% 2/1/35 (j)	23,400	23,489
4.17% 11/1/34 (j)	21,644	21,669
4.197% 1/1/35 (j)	23,287	23,410
4.2% 1/1/35 (j)	64,940	65,559
4.202% 1/1/35 (j)	46,686	46,574
4.23% 11/1/34 (j)	18,457	18,562
4.232% 3/1/34 (j)	19,042	19,088
4.25% 2/1/35 (j)	24,462	24,355
4.269% 10/1/34 (j)	44,539	45,040
4.293% 3/1/35 (j)	23,512	23,657
4.302% 1/1/35 (j)	24,120	24,105
4.305% 8/1/33 (j)	38,512	38,890
4.305% 7/1/34 (j)	19,769	19,968
4.318% 3/1/33 (j)	15,813	15,786
4.319% 5/1/35 (j)	29,623	29,788
4.324% 12/1/34 (j)	23,284	23,450
4.349% 2/1/35 (j)	23,486	23,575
4.351% 1/1/35 (j)	23,876	23,872
4.357% 1/1/35 (j)	24,169	24,328
4.368% 2/1/34 (j)	46,350	46,451
4.4% 2/1/35 (j)	24,653	24,674
4.409% 5/1/35 (j)	50,000	50,023
4.455% 3/1/35 (j)	24,989	25,014
4.479% 4/1/34 (j)	33,644	33,831
4.484% 10/1/34 (j)	107,186	108,179
4.493% 8/1/34 (j)	70,072	70,598
4.499% 3/1/35 (j)	48,948	49,087
4.5% 7/1/20 (g)	2,050,000	2,039,109
4.5% 7/1/33 to 3/1/35	3,729,719	3,653,449
4.508% 1/1/35 (j)	22,653	22,930
4.53% 3/1/35 (j)	49,091	49,306
4.549% 8/1/34 (j)	39,356	39,891
4.568% 2/1/35 (j)	138,813	140,443
4.57% 2/1/35 (j)	21,881	22,067
4.587% 2/1/35 (j)	173,092	174,772
4.625% 2/1/35 (j)	58,149	58,455

	Principal Amount	Value (Note 1)
4.639% 2/1/35 (j)	$ 23,306	$ 23,661
4.67% 11/1/34 (j)	67,211	67,805
4.694% 11/1/34 (j)	70,546	71,125
4.725% 3/1/35 (j)	175,453	178,088
4.742% 3/1/35 (j)	24,262	24,486
4.748% 7/1/34 (j)	62,274	62,457
4.815% 12/1/32 (j)	24,323	24,624
5% 11/1/17 to 8/1/18	3,938,197	3,985,547
5% 7/1/35 (g)	4,275,000	4,273,664
5.5% 2/1/11 to 6/1/29	1,402,565	1,438,001
5.5% 7/1/35 (g)	7,935,130	8,036,799
6% 7/1/13 to 3/1/33	2,329,608	2,400,547
6% 7/1/35 (g)	299,817	307,219
6.5% 6/1/15 to 7/1/32	1,436,163	1,491,984
7% 12/1/24 to 2/1/28	109,429	115,911
7.5% 10/1/26 to 8/1/28	414,205	443,269
TOTAL FANNIE MAE		31,259,508
Freddie Mac - 0.4%
4.106% 12/1/34 (j)	23,104	23,093
4.13% 12/1/34 (j)	22,704	22,689
4.232% 1/1/35 (j)	94,451	94,488
4.307% 3/1/35 (j)	22,913	22,869
4.307% 5/1/35 (j)	48,805	48,950
4.314% 12/1/34 (j)	48,325	48,230
4.37% 3/1/35 (j)	49,233	49,154
4.401% 2/1/35 (j)	49,205	49,128
4.434% 2/1/35 (j)	66,054	66,292
4.441% 2/1/34 (j)	34,369	34,513
4.444% 3/1/35 (j)	24,798	24,747
4.491% 3/1/35 (j)	73,761	73,897
4.498% 3/1/35 (j)	170,000	170,531
4.504% 3/1/35 (j)	24,986	24,974
4.564% 2/1/35 (j)	48,744	48,884
5.034% 4/1/35 (j)	172,160	174,799
5.098% 8/1/33 (j)	20,799	21,200
6% 5/1/33	267,009	274,485
7.5% 1/1/27	28,263	30,344
TOTAL FREDDIE MAC		1,303,267
Government National Mortgage Association - 0.3%
6.5% 10/15/27 to 9/15/32	437,316	457,839
7% 1/15/28 to 7/15/32	346,388	366,941
7.5% 6/15/27 to 3/15/28	126,746	136,013
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		960,793
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,297,282)		33,523,568
Asset-Backed Securities - 1.2%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (j)	$ 50,000	$ 50,020
Class M2, 4.4144% 2/25/34 (j)	50,000	50,026
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (j)	51,758	51,773
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (f)	200,000	199,201
American Express Credit Account Master Trust Series 2001-6 Class B, 3.57% 12/15/08 (j)	200,000	200,356
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.7444% 4/25/34 (j)	25,000	24,999
Class M2, 3.7944% 4/25/34 (j)	25,000	24,999
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 4.4144% 1/25/32 (j)	14,554	14,623
Argent Securities, Inc. Series 2004-W5 Class M1, 3.9144% 4/25/34 (j)	75,000	75,092
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 4.02% 7/15/11 (j)	105,000	106,768
Series 2004-6 Class B, 4.15% 7/16/12	125,000	124,613
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 4.2185% 2/9/09 (j)	250,000	252,794
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.8144% 5/25/34 (j)	100,000	100,136
Series 2004-3 Class M1, 3.8144% 6/25/34 (j)	25,000	25,024
Series 2004-4:
Class A, 3.6844% 8/25/34 (j)	52,906	52,954
Class M1, 3.7944% 7/25/34 (j)	75,000	75,137
Class M2, 3.8444% 6/25/34 (j)	80,000	80,137
Series 2005-1:
Class MV1, 3.7144% 7/25/35 (j)	60,000	59,953
Class MV2, 3.7544% 7/25/35 (j)	70,000	69,820
Class MV3, 3.7944% 7/25/35 (j)	30,000	29,978
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (f)	97,000	97,481
Class C, 5.074% 6/15/35 (f)	88,000	88,419

	Principal Amount	Value (Note 1)
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	$ 600,000	$ 610,362
Series 2003-4 Class B1, 3.55% 5/16/11 (j)	155,000	155,861
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.8644% 1/25/34 (j)	75,000	75,102
Class M2, 4.4644% 1/25/34 (j)	100,000	101,211
Series 2005-A:
Class M1, 3.7444% 1/25/35 (j)	25,000	24,960
Class M2, 3.7744% 1/25/35 (j)	50,000	49,943
Class M3, 3.8044% 1/25/35 (j)	25,000	25,009
Class M4, 3.9944% 1/25/35 (j)	25,000	25,080
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (j)	50,000	49,999
Class M3, 4.2644% 7/25/34 (j)	25,000	24,999
Morgan Stanley ABS Capital I, Inc. Series 2003-NC5 Class M2, 5.3144% 4/25/33 (j)	50,000	50,640
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 4.3644% 11/25/32 (j)	45,000	45,330
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	100,000	26,961
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.8344% 1/25/35 (j)	75,000	74,874
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	365,000	367,251
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (j)	23,679	23,678
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	305,000	304,015
TOTAL ASSET-BACKED SECURITIES (Cost $3,870,482)		3,889,578
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (j)	124,578	124,710
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Adjustable Rate Mortgage Trust floater: - continued
Series 2005-2 Class 6A2, 3.5944% 6/25/35 (j)	$ 65,968	$ 65,996
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (j)	298,207	298,079
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (j)	180,116	180,116
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (j)	43,204	43,249
Impac CMB Trust floater Series 2005-1:
Class M1, 3.7744% 4/25/35 (j)	70,048	69,974
Class M2, 3.8144% 4/25/35 (j)	107,407	107,327
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	19,369	19,660
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 3.75% 6/25/30 (j)	202,368	202,368
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (j)	110,000	110,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	30,495	31,105
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (j)	139,814	139,797
Series 2005-2 Class A2, 3.36% 3/20/35 (j)	188,906	188,906
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (j)	259,437	257,613
Series 2005-AR12 Class 2A6, 4.322% 7/25/35 (j)	275,000	273,856
Series 2005-AR4 Class 2A2, 4.5419% 4/25/35 (j)	222,000	221,475
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (j)	123,976	123,956
TOTAL PRIVATE SPONSOR		2,458,187
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	380,000	381,228
4.5% 7/25/18	170,000	168,973

	Principal Amount	Value (Note 1)
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class LD, 4.5% 3/15/17	$ 560,000	$ 559,545
Series 2885 Class PC, 4.5% 3/15/18	165,000	165,688
TOTAL U.S. GOVERNMENT AGENCY		1,275,434
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,737,570)		3,733,621
Commercial Mortgage Securities - 1.3%

Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 3.6744% 4/25/34 (f)(j)	84,437	84,377
Series 2004-3 Class A1, 3.6844% 1/25/35 (f)(j)	145,003	145,272
COMM:
floater:
Series 2002-FL7 Class D, 3.79% 11/15/14 (f)(j)	45,000	45,034
Series 2003-FL9 Class B, 3.72% 11/15/15 (f)(j)	59,927	60,091
Series 2004-LBN2 Class X2, 1.0847% 3/10/39 (f)(j)(k)	307,358	11,785
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	250,000	274,877
Series 2000-C1 Class A2, 7.545% 4/15/62	500,000	561,692
Series 2004-C1 Class A3, 4.321% 1/15/37	95,000	94,598
Series 1997-C2 Class D, 7.27% 1/17/35	150,000	162,779
Series 2004-C1 Class ASP, 0.9379% 1/15/37 (f)(j)(k)	1,463,157	54,657
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	567,284
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	250,405	275,489
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	130,000	144,676
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	123,705
Series 1998-GLII Class E, 7.1906% 4/13/31 (j)	120,000	126,376
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	$ 225,000	$ 253,392
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	110,000	103,191
Class C, 4.13% 11/20/37 (f)	110,000	99,132
Merrill Lynch Mortgage Trust sequential pay Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	213,395
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	105,000	103,965
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (f)(j)(k)	1,285,000	66,509
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	500,000	526,725
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	165,000	166,095
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,087,594)		4,265,096
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 7.125% 1/11/12	190,000	218,424
Israeli State 4.625% 6/15/13	30,000	29,719
Korean Republic 4.875% 9/22/14	50,000	50,779
United Mexican States:
5.875% 1/15/14	60,000	62,610
6.375% 1/16/13	300,000	322,050
6.75% 9/27/34	270,000	286,200
7.5% 4/8/33	175,000	201,688
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,088,761)		1,171,470
Money Market Funds - 8.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b)	28,885,840	$ 28,885,840
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	359,996	359,996
TOTAL MONEY MARKET FUNDS (Cost $29,245,836)		29,245,836
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $328,559,902)		336,242,682
NET OTHER ASSETS - (2.4)%		(7,751,547)
NET ASSETS - 100%		$ 328,491,135
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (i)

	June 2010	$ 500,000	$ (4,431)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (h)	March 2010	250,000	(938)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued

Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (i)

	June 2015	$ 500,000	$ (7,507)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (h)	March 2015	250,000	(2,550)
TOTAL CREDIT DEFAULT SWAP		1,500,000	(15,426)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	6,000,000	(18,452)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	250,000	3,208
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	250,000	9,428
TOTAL INTEREST RATE SWAP		6,500,000	(5,816)

	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	$ 1,430,000	$ 0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	1,430,000	5,998
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	3,070,000	11,672
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	490,000	1,916
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	500,000	10,002
TOTAL TOTAL RETURN SWAP		6,920,000	29,588
		$ 14,920,000	$ 8,346
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,741,980 or 1.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	18.4%
AAA,AA,A	5.2%
BBB	4.2%
BB	1.0%
B	1.3%
CCC,CC,C	0.1%
Not Rated	0.1%
Equities	63.2%
Short-Term Investments and Net Other Assets	6.5%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $11,446,067 of which $1,788,019 and $9,658,048 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $344,833) (cost $328,559,902) - See accompanying schedule		$ 336,242,682
Cash		16,284
Receivable for investments sold		18,357,795
Receivable for fund shares sold		24,263
Dividends receivable		227,872
Interest receivable		951,205
Swap agreements, at value		8,346
Prepaid expenses		723
Other receivables		64,951
Total assets		355,894,121

Liabilities
Payable for investments purchased Regular delivery	$ 12,026,744
Delayed delivery	14,664,549
Payable for fund shares redeemed	133,044
Accrued management fee	116,785
Distribution fees payable	9,487
Other affiliated payables	29,717
Other payables and accrued expenses	62,664
Collateral on securities loaned, at value	359,996
Total liabilities		27,402,986

Net Assets		$ 328,491,135
Net Assets consist of:
Paid in capital		$ 311,106,367
Undistributed net investment income		4,720,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,958,153
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,706,432
Net Assets		$ 328,491,135
Initial Class: Net Asset Value, offering price and redemption price per share ($272,062,293 ÷ 19,865,039 shares)		$ 13.70
Service Class: Net Asset Value, offering price and redemption price per share ($18,816,379 ÷ 1,380,123 shares)		$ 13.63
Service Class 2: Net Asset Value, offering price and redemption price per share ($37,612,463 ÷ 2,771,837 shares)		$ 13.57

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 1,766,810
Interest		3,377,873
Security lending		1,380
Total income		5,146,063

Expenses
Management fee	$ 710,126
Transfer agent fees	116,393
Distribution fees	56,436
Accounting and security lending fees	69,543
Independent trustees' compensation	771
Custodian fees and expenses	12,217
Registration fees	10
Audit	25,263
Legal	319
Miscellaneous	10,775
Total expenses before reductions	1,001,853
Expense reductions	(64,592)	937,261
Net investment income (loss)		4,208,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	17,405,281
Foreign currency transactions	(4,206)
Swap agreements	60,638
Total net realized gain (loss)		17,461,713
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,486,459)
Assets and liabilities in foreign currencies	(251)
Swap agreements	(4,007)
Total change in net unrealized appreciation (depreciation)		(28,490,717)
Net gain (loss)		(11,029,004)
Net increase (decrease) in net assets resulting from operations		$ (6,820,202)

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,208,802	$ 8,902,920
Net realized gain (loss)	17,461,713	8,580,364
Change in net unrealized appreciation (depreciation)	(28,490,717)	573,968
Net increase (decrease) in net assets resulting from operations	(6,820,202)	18,057,252
Distributions to shareholders from net investment income	(8,716,691)	(6,988,389)
Distributions to shareholders from net realized gain	(241,563)	-
Total distributions	(8,958,254)	(6,988,389)
Share transactions - net increase (decrease)	(5,154,195)	(8,689,636)
Total increase (decrease) in net assets	(20,932,651)	2,379,227

Net Assets
Beginning of period	349,423,786	347,044,559
End of period (including undistributed net investment income of $4,720,183 and undistributed net investment income of $9,092,580, respectively)	$ 328,491,135	$ 349,423,786
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
Shares Sold	608,292	17,684	318,228
Reinvested	539,938	37,586	65,368
Redeemed	(1,580,468)	(162,173)	(217,940)
Net increase (decrease)	(432,238)	(106,903)	165,656

Dollars Sold	$ 8,434,682	$ 245,732	$ 4,365,830
Reinvested	7,532,141	522,069	904,044
Redeemed	(21,928,374)	(2,237,073)	(2,993,246)
Net increase (decrease)	$ (5,961,551)	$ (1,469,272)	$ 2,276,628

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	2,035,766	95,487	798,702
Reinvested	432,646	31,049	40,193
Redeemed	(3,476,835)	(224,978)	(377,301)
Net increase (decrease)	(1,008,423)	(98,442)	461,594

Dollars Sold	$ 28,145,848	$ 1,311,596	$ 10,871,355
Reinvested	6,005,122	429,413	553,854
Redeemed	(47,800,698)	(3,078,714)	(5,127,412)
Net increase (decrease)	$ (13,649,728)	$ (1,337,705)	$ 6,297,797

Distributions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,331,284	$ 507,567	$ 877,840
From net realized gain	200,857	14,502	26,204
Total	$ 7,532,141	$ 522,069	$ 904,044

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,005,122	$ 429,413	$ 553,854
From net realized gain	-	-	-
Total	$ 6,005,122	$ 429,413	$ 553,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00
Income from Investment Operations
Net investment income (loss)E	.18	.36F	.30	.36	.42	.48
Net realized and unrealized gain (loss)	(.45)	.39	1.78	(1.53)	(.63)	(1.15)
Total from investment operations	(.27)	.75	2.08	(1.17)	(.21)	(.67)
Distributions from net investment income	(.37)	(.28)	(.36)	(.39)	(.52)	(.48)
Distributions from net realized gain	(.01)	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	-	(.05)
Total distributions	(.38)	(.28)	(.36)	(.39)	(.52)	(.88)
Net asset value, end of period	$ 13.70	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45
Total ReturnB,C,D	(1.96)%	5.47%	17.72%	(8.72)%	(1.58)%	(4.30)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.56%A	.56%	.59%	.57%	.57%	.58%
Expenses net of voluntary waivers, if any	.56%A	.56%	.59%	.57%	.57%	.58%
Expenses net of all reductions	.52%A	.56%	.58%	.55%	.55%	.56%
Net investment income (loss)	2.54%A	2.60%	2.32%	2.84%	3.11%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,062	$ 291,176	$ 295,656	$ 235,064	$ 264,608	$ 250,802
Portfolio turnover rate	204%A	74%	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94
Income from Investment Operations
Net investment income (loss)E	.17	.34F	.28	.34	.41	.46
Net realized and unrealized gain (loss)	(.46)	.40	1.77	(1.51)	(.64)	(1.14)
Total from investment operations	(.29)	.74	2.05	(1.17)	(.23)	(.68)
Distributions from net investment income	(.35)	(.27)	(.35)	(.38)	(.50)	(.47)
Distributions from net realized gain	(.01)	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	-	(.05)
Total distributions	(.36)	(.27)	(.35)	(.38)	(.50)	(.87)
Net asset value, end of period	$ 13.63	$ 14.28	$ 13.81	$ 12.11	$ 13.66	$ 14.39
Total ReturnB,C,D	(2.08)%	5.42%	17.53%	(8.75)%	(1.72)%	(4.38)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.67%A	.67%	.69%	.67%	.67%	.68%
Expenses net of voluntary waivers, if any	.67%A	.67%	.69%	.67%	.67%	.68%
Expenses net of all reductions	.63%A	.67%	.68%	.65%	.65%	.66%
Net investment income (loss)	2.43%A	2.50%	2.22%	2.74%	3.01%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,816	$ 21,228	$ 21,903	$ 20,019	$ 25,455	$ 27,563
Portfolio turnover rate	204%A	74%	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.20	$ 13.75	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss)E	.16	.32 F	.26	.32	.38	.40
Net realized and unrealized gain (loss)	(.44)	.38	1.77	(1.51)	(.63)	(.75)
Total from investment operations	(.28)	.70	2.03	(1.19)	(.25)	(.35)
Distributions from net investment income	(.34)	(.25)	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	(.01)	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	-	(.05)
Total distributions	(.35)	(.25)	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 13.57	$ 14.20	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Total ReturnB,C,D	(2.05)%	5.15%	17.41%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.82%A	.82%	.84%	.83%	.83%	.85%A
Expenses net of voluntary waivers, if any	.82%A	.82%	.84%	.83%	.83%	.85%A
Expenses net of all reductions	.78%A	.82%	.84%	.81%	.81%	.83%A
Net investment income (loss)	2.28%A	2.35%	2.06%	2.58%	2.85%	2.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,612	$ 37,020	$ 29,485	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	204%A	74%	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Balanced Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Balanced Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Balanced Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,847,359
Unrealized depreciation	(5,334,920)
Net unrealized appreciation (depreciation)	$ 7,512,439
Cost for federal income tax purposes	$ 328,730,243

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $217,361,398 and $205,094,970, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 9,968
Service Class 2	46,468
$ 56,436

Balanced Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 95,060
Service Class	7,431
Service Class 2	13,902
$ 116,393

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $567,239 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,861 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $64,383 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $209.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 63% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the fund.

Semiannual Report

Balanced Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0805
1.705697.107

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,044.50	$ 4.41
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
Service Class
Actual	$ 1,000.00	$ 1,044.80	$ 4.92
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86
Service Class 2
Actual	$ 1,000.00	$ 1,043.60	$ 5.68
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.87%
Service Class	.97%
Service Class 2	1.12%

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	9.9	2.2
eBay, Inc.	7.4	0.0
Yahoo!, Inc.	7.1	0.7
UnitedHealth Group, Inc.	4.7	6.2
Symantec Corp.	2.6	0.8
Research In Motion Ltd.	2.5	1.9
Getty Images, Inc.	2.3	0.0
Chico's FAS, Inc.	2.2	1.2
Teekay Shipping Corp.	2.2	2.0
Apple Computer, Inc.	1.8	0.8
	42.7
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.8	36.1
Consumer Discretionary	25.4	12.6
Energy	18.6	20.4
Health Care	6.5	10.6
Financials	5.8	4.6
Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004**
	Stocks 98.3%		Stocks 96.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	14.9%	** Foreign investments	15.9%

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 25.4%
Auto Components - 0.0%
Delphi Corp.	4,100	$ 19,065
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (a)	300	23,466
Career Education Corp. (a)	15,800	578,438
		601,904
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp. unit	5,200	283,660
International Game Technology	900	25,335
Kerzner International Ltd. (a)	1,800	102,510
Life Time Fitness, Inc.	1,100	36,091
Royal Caribbean Cruises Ltd.	5,900	285,324
Starbucks Corp. (a)	1,200	61,992
WMS Industries, Inc. (a)	1,600	54,000
Wynn Resorts Ltd. (a)	500	23,635
		872,547
Household Durables - 1.3%
Harman International Industries, Inc.	5,300	431,208
Internet & Catalog Retail - 8.2%
Blue Nile, Inc.	4,900	160,181
eBay, Inc. (a)	76,540	2,526,585
GSI Commerce, Inc. (a)	5,600	93,800
Provide Commerce, Inc. (a)	500	10,795
		2,791,361
Media - 8.0%
DreamWorks Animation SKG, Inc. Class A	16,000	419,200
Getty Images, Inc. (a)	10,400	772,304
NTL, Inc. (a)	5,959	407,715
Omnicom Group, Inc.	4,500	359,370
Univision Communications, Inc. Class A (a)	8,300	228,665
XM Satellite Radio Holdings, Inc. Class A (a)	16,100	541,926
		2,729,180
Multiline Retail - 0.4%
Federated Department Stores, Inc.	700	51,296
Sears Holdings Corp. (a)	500	74,935
		126,231
Specialty Retail - 3.2%
Chico's FAS, Inc. (a)	22,000	754,160
Dick's Sporting Goods, Inc. (a)	2,800	108,052
Guitar Center, Inc. (a)	300	17,511
Urban Outfitters, Inc. (a)	4,000	226,760
		1,106,483
TOTAL CONSUMER DISCRETIONARY		8,677,979

	Shares	Value (Note 1)
CONSUMER STAPLES - 0.4%
Personal Products - 0.4%
Avon Products, Inc.	3,400	$ 128,690
ENERGY - 18.6%
Energy Equipment & Services - 11.5%
Baker Hughes, Inc.	6,800	347,888
BJ Services Co.	5,400	283,392
ENSCO International, Inc.	2,160	77,220
GlobalSantaFe Corp.	12,300	501,840
Grant Prideco, Inc. (a)	17,580	464,991
Grey Wolf, Inc. (a)	3,400	25,194
Halliburton Co.	9,300	444,726
Nabors Industries Ltd. (a)	5,900	357,658
National Oilwell Varco, Inc. (a)	11,188	531,878
Pride International, Inc. (a)	22,490	577,993
Rowan Companies, Inc.	5,160	153,304
Schlumberger Ltd. (NY Shares)	900	68,346
Smith International, Inc.	930	59,241
Weatherford International Ltd. (a)	810	46,964
		3,940,635
Oil, Gas & Consumable Fuels - 7.1%
ConocoPhillips	1,600	91,984
Frontline Ltd. (c)	3,300	132,317
Frontline Ltd. (NY Shares)	2,600	104,624
General Maritime Corp.	1,100	46,640
Goodrich Petroleum Corp. (a)	2,000	41,160
OMI Corp.	15,800	300,358
Peabody Energy Corp.	1,200	62,448
Pioneer Natural Resources Co.	1,600	67,328
Pogo Producing Co.	1,000	51,920
Ship Finance International Ltd. (Norway)	230	4,294
Teekay Shipping Corp.	17,100	750,690
Top Tankers, Inc.	20,700	328,509
Tsakos Energy Navigation Ltd.	2,800	108,556
Valero Energy Corp.	4,300	340,173
		2,431,001
TOTAL ENERGY		6,371,636
FINANCIALS - 5.8%
Capital Markets - 4.7%
Ameritrade Holding Corp. (a)	24,530	456,013
Calamos Asset Management, Inc. Class A	10,000	272,400
E*TRADE Financial Corp. (a)	32,900	460,271
Goldman Sachs Group, Inc.	900	91,818
Janus Capital Group, Inc.	900	13,536
Lazard Ltd. Class A	300	6,975
Lehman Brothers Holdings, Inc.	600	59,568
Merrill Lynch & Co., Inc.	1,600	88,016
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
optionsXpress Holdings, Inc.	3,800	$ 57,760
UBS AG (NY Shares)	1,500	116,775
		1,623,132
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	800	28,256
Insurance - 0.8%
ACE Ltd.	1,100	49,335
American International Group, Inc.	4,200	244,020
		293,355
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	1,103	42,587
Golden West Financial Corp., Delaware	300	19,314
		61,901
TOTAL FINANCIALS		2,006,644
HEALTH CARE - 6.5%
Biotechnology - 0.7%
Celgene Corp. (a)	1,000	40,770
Genentech, Inc. (a)	2,200	176,616
OSI Pharmaceuticals, Inc. (a)	600	24,522
		241,908
Health Care Equipment & Supplies - 0.9%
Aspect Medical Systems, Inc. (a)	4,900	145,726
Cyberonics, Inc. (a)	1,000	43,390
Cytyc Corp. (a)	2,100	46,326
Medtronic, Inc.	1,100	56,969
		292,411
Health Care Providers & Services - 4.8%
UnitedHealth Group, Inc.	30,760	1,603,826
VCA Antech, Inc. (a)	1,000	24,250
		1,628,076
Pharmaceuticals - 0.1%
Atherogenics, Inc. (a)	3,200	51,136
TOTAL HEALTH CARE		2,213,531
INDUSTRIALS - 2.1%
Air Freight & Logistics - 0.1%
FedEx Corp.	400	32,404
Commercial Services & Supplies - 0.7%
51job, Inc. sponsored ADR	100	1,270
Monster Worldwide, Inc. (a)	6,800	195,024
Robert Half International, Inc.	1,100	27,467
		223,761
Electrical Equipment - 0.0%
Rockwell Automation, Inc.	200	9,742

	Shares	Value (Note 1)
Industrial Conglomerates - 1.0%
General Electric Co.	9,500	$ 329,175
Marine - 0.1%
Stolt-Nielsen SA Class B sponsored ADR	1,100	36,817
Road & Rail - 0.2%
Landstar System, Inc. (a)	2,700	81,324
TOTAL INDUSTRIALS		713,223
INFORMATION TECHNOLOGY - 36.8%
Communications Equipment - 6.2%
F5 Networks, Inc. (a)	500	23,618
Juniper Networks, Inc. (a)	24,100	606,838
Nokia Corp. sponsored ADR	19,300	321,152
QUALCOMM, Inc.	8,900	293,789
Research In Motion Ltd. (a)	11,800	868,435
		2,113,832
Computers & Peripherals - 2.2%
Apple Computer, Inc. (a)	17,000	625,770
Dell, Inc. (a)	1,100	43,461
Network Appliance, Inc. (a)	1,700	48,059
Seagate Technology	2,400	42,120
		759,410
Electronic Equipment & Instruments - 0.1%
Cogent, Inc.	500	14,275
DTS, Inc. (a)	300	5,349
		19,624
Internet Software & Services - 18.6%
Digitas, Inc. (a)	2,100	23,961
Google, Inc. Class A (sub. vtg.)	11,555	3,398,902
InfoSpace, Inc. (a)	2,300	75,739
Loudeye Corp. (a)	1,800	1,314
Yahoo! Japan Corp.	214	449,592
Yahoo!, Inc. (a)	69,600	2,411,640
		6,361,148
IT Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	1,000	47,130
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	5,600	97,104
Analog Devices, Inc.	8,000	298,480
Applied Materials, Inc.	1,100	17,798
ASML Holding NV (NY Shares) (a)	3,220	50,425
Freescale Semiconductor, Inc. Class B	3,887	82,327
Intel Corp.	9,580	249,655
Lam Research Corp. (a)	1,000	28,940
Linear Technology Corp.	1,900	69,711
National Semiconductor Corp.	6,000	132,180
Silicon Laboratories, Inc. (a)	2,700	70,767
Teradyne, Inc. (a)	4,000	47,880
		1,145,267
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 6.3%
Activision, Inc. (a)	300	$ 4,956
BEA Systems, Inc. (a)	8,100	71,118
Electronic Arts, Inc. (a)	4,000	226,440
Hyperion Solutions Corp. (a)	1,000	40,240
Microsoft Corp.	3,900	96,876
Symantec Corp. (a)	40,200	873,948
Take-Two Interactive Software, Inc. (a)	9,200	234,140
VERITAS Software Corp. (a)	24,200	590,480
		2,138,198
TOTAL INFORMATION TECHNOLOGY		12,584,609
MATERIALS - 1.8%
Chemicals - 1.5%
Lyondell Chemical Co.	4,380	115,720
Monsanto Co.	3,800	238,906
Mosaic Co. (a)	8,800	136,928
		491,554
Metals & Mining - 0.3%
Apex Silver Mines Ltd. (a)	8,400	115,416
TOTAL MATERIALS		606,970
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Hutchison Telecommunications International Ltd. sponsored ADR	9,200	137,448
Nextel Communications, Inc. Class A (a)	1,740	56,219
Nextel Partners, Inc. Class A (a)	4,500	113,265
		306,932
TOTAL COMMON STOCKS (Cost $29,193,036)		33,610,214
Money Market Funds - 2.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b) (Cost $974,564)	974,564	$ 974,564
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $30,167,600)		34,584,778
NET OTHER ASSETS - (1.1)%		(392,129)
NET ASSETS - 100%		$ 34,192,649
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $132,317 or 0.4% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.1%
Marshall Islands	4.2%
Canada	2.5%
Cayman Islands	2.3%
Japan	1.3%
Bermuda	1.1%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $3,581,366 of which $1,012,763, $279,897 and $2,288,706 will expire on December 31, 2009, 2010 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $30,167,600) - See accompanying schedule		$ 34,584,778
Foreign currency held at value (cost $174,887)		176,893
Receivable for investments sold		503,722
Receivable for fund shares sold		1,656
Dividends receivable		8,029
Interest receivable		2,495
Prepaid expenses		71
Other receivables		8,799
Total assets		35,286,443

Liabilities
Payable for investments purchased	$ 871,645
Payable for fund shares redeemed	163,730
Accrued management fee	17,251
Distribution fees payable	2,617
Other affiliated payables	3,008
Other payables and accrued expenses	35,543
Total liabilities		1,093,794

Net Assets		$ 34,192,649
Net Assets consist of:
Paid in capital		$ 32,298,275
Undistributed net investment income		12,939
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,537,835)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,419,270
Net Assets		$ 34,192,649

Initial Class: Net Asset Value, offering price and redemption price per share ($21,225,548 ÷ 2,824,568 shares)		$ 7.51

Service Class: Net Asset Value, offering price and redemption price per share ($738,162 ÷ 98,785 shares)		$ 7.47

Service Class 2: Net Asset Value, offering price and redemption price per share ($12,228,939 ÷ 1,648,677 shares)		$ 7.42

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 92,998
Special Dividends		57,744
Interest		6,855
Total income		157,597

Expenses
Management fee	$ 85,645
Transfer agent fees	13,346
Distribution fees	15,166
Accounting fees and expenses	6,603
Independent trustees' compensation	68
Custodian fees and expenses	10,176
Audit	18,278
Legal	24
Miscellaneous	8,406
Total expenses before reductions	157,712
Expense reductions	(21,844)	135,868
Net investment income (loss)		21,729
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,329,556
Foreign currency transactions	(1,669)
Total net realized gain (loss)		1,327,887
Change in net unrealized appreciation (depreciation) on: Investment securities	(88,414)
Assets and liabilities in foreign currencies	1,046
Total change in net unrealized appreciation (depreciation)		(87,368)
Net gain (loss)		1,240,519
Net increase (decrease) in net assets resulting from operations		$ 1,262,248

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,729	$ (192,725)
Net realized gain (loss)	1,327,887	(2,440,393)
Change in net unrealized appreciation (depreciation)	(87,368)	2,036,456
Net increase (decrease) in net assets resulting from operations	1,262,248	(596,662)
Share transactions - net increase (decrease)	(127,030)	5,346,069
Total increase (decrease) in net assets	1,135,218	4,749,407

Net Assets
Beginning of period	33,057,431	28,308,024
End of period (including undistributed net investment income of $12,939 and accumulated net investment loss of $17,559, respectively)	$ 34,192,649	$ 33,057,431
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
Shares Sold	1,090,653	15,151	199,284
Redeemed	(975,934)	(6,346)	(369,479)
Net increase (decrease)	114,719	8,805	(170,195)

Dollars Sold	$ 7,944,870	$ 113,160	$ 1,387,474
Redeemed	(6,908,066)	(44,407)	(2,620,061)
Net increase (decrease)	$ 1,036,804	$ 68,753	$ (1,232,587)

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	2,414,426	8,530	663,391
Redeemed	(2,058,955)	(39,255)	(378,225)
Net increase (decrease)	355,471	(30,725)	285,166

Dollars Sold	$ 17,426,612	$ 58,255	$ 4,511,425
Redeemed	(13,839,795)	(268,348)	(2,542,080)
Net increase (decrease)	$ 3,586,817	$ (210,093)	$ 1,969,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.19	$ 7.09	$ 5.65	$ 6.10	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01 J	(.03) K	(.02)	.02	- I	.01
Net realized and unrealized gain (loss)	.31	.13 F	1.46	(.46)	(2.41)	(1.49)
Total from investment operations	.32	.10	1.44	(.44)	(2.41)	(1.48)
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.51	$ 7.19	$ 7.09	$ 5.65	$ 6.10	$ 8.52
Total Return B, C, D	4.45%	1.41%	25.49%	(7.21)%	(28.32)%	(14.80)%
Ratios to Average Net Assets H
Expenses before expense reductions	.94% A	.98%	1.83%	2.64%	3.59%	10.18% A
Expenses net of voluntary waivers, if any	.87% A	.98%	1.06%	1.50%	1.50%	1.50% A
Expenses net of all reductions	.81% A	.91%	.96%	1.38%	1.43%	1.50% A
Net investment income (loss)	.25% A, J	(.48)% K	(.30)%	.32%	.02%	.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,226	$ 19,486	$ 16,684	$ 719	$ 390	$ 256
Portfolio turnover rate	224% A	226%	307%	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period September 25, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.01 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.14)%.

K Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.52)%.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.15	$ 7.06	$ 5.64	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01 I	(.04) J	(.04)	.01	(.01)	.01
Net realized and unrealized gain (loss)	.31	.13 F	1.46	(.45)	(2.41)	(1.49)
Total from investment operations	.32	.09	1.42	(.44)	(2.42)	(1.48)
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.47	$ 7.15	$ 7.06	$ 5.64	$ 6.09	$ 8.52
Total Return B, C, D	4.48%	1.27%	25.18%	(7.22)%	(28.44)%	(14.80)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.03% A	1.07%	1.92%	2.61%	3.63%	10.30% A
Expenses net of voluntary waivers, if any	.97% A	1.07%	1.38%	1.60%	1.60%	1.60% A
Expenses net of all reductions	.90% A	1.00%	1.29%	1.48%	1.53%	1.60% A
Net investment income (loss)	.15% A, I	(.57)% J	(.63)%	.22%	(.08)%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 738	$ 644	$ 852	$ 773	$ 915	$ 802
Portfolio turnover rate	224% A	226%	307%	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period September 25, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.01 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.24)%.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.61)%.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 7.02	$ 5.62	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss)E	- I, J	(.05) K	(.05)	- I	(.01)	- I
Net realized and unrealized gain (loss)	.31	.14 F	1.45	(.46)	(2.41)	(1.48)
Total from investment operations	.31	.09	1.40	(.46)	(2.42)	(1.48)
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.42	$ 7.11	$ 7.02	$ 5.62	$ 6.09	$ 8.52
Total Return B, C, D	4.36%	1.28%	24.91%	(7.55)%	(28.44)%	(14.80)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.22% A	1.26%	2.10%	2.79%	3.77%	10.49% A
Expenses net of voluntary waivers, if any	1.12% A	1.25%	1.51%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.06% A	1.17%	1.41%	1.63%	1.68%	1.75% A
Net investment income (loss)	-% A, J	(.74)% K	(.75)%	.07%	(.23)%	.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,229	$ 12,928	$ 10,772	$ 6,209	$ 3,972	$ 1,549
Portfolio turnover rate	224% A	226%	307%	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period September 25, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.01 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.39)%.

K Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.78)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Dynamic Capital Appreciation Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Dynamic Capital Appreciation Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,449,830
Unrealized depreciation	(1,263,675)
Net unrealized appreciation (depreciation)	$ 4,186,155
Cost for federal income tax purposes	$ 30,398,623

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $33,898,177 and $33,505,697, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 313
Service Class 2	14,853
$ 15,166

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 6,803
Service Class	215
Service Class 2	6,328
$ 13,346

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,753 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,470 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00% - .85%*	$ 6,272
Service Class	1.10% - .95%*	204
Service Class 2	1.25% - 1.10%*	5,869
		$ 12,345

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,499 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 62% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 23% of the total outstanding shares of the fund.

Dynamic Capital Appreciation Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0805
1.761772.104

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 962.50	$ 2.87
HypotheticalA	$ 1,000.00	$ 1,021.87	$ 2.96
Service Class
Actual	$ 1,000.00	$ 961.60	$ 3.36
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2
Actual	$ 1,000.00	$ 961.60	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.59%
Service Class	.69%
Service Class 2.84%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.2	3.2
Google, Inc. Class A (sub. vtg.)	3.7	0.0
Wells Fargo & Co.	3.6	4.9
Yahoo!, Inc.	3.4	0.0
Honeywell International, Inc.	3.3	0.0
American International Group, Inc.	3.2	2.2
Microsoft Corp.	3.0	3.2
Valero Energy Corp.	3.0	0.0
Halliburton Co.	2.9	0.0
Nextel Communications, Inc. Class A	2.7	0.0
	33.0
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.8	22.5
Information Technology	17.4	5.9
Consumer Discretionary	14.6	22.7
Energy	14.0	4.6
Health Care	7.7	1.5
Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004**
	Stocks 95.2%		Stocks 90.5%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 9.5%
* Foreign investments	10.0%	** Foreign investments	2.9%

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.6%
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	346,200	$ 18,885,210
Household Durables - 1.0%
Toll Brothers, Inc. (a)	151,100	15,344,205
Internet & Catalog Retail - 2.3%
eBay, Inc. (a)	1,033,300	34,109,233
Media - 4.6%
E.W. Scripps Co. Class A	326,699	15,942,911
EchoStar Communications Corp. Class A	753,300	22,711,995
Harte-Hanks, Inc.	28,500	847,305
News Corp. Class B	408,900	6,894,054
Omnicom Group, Inc.	291,100	23,247,246
		69,643,511
Multiline Retail - 2.8%
Federated Department Stores, Inc.	261,600	19,170,048
Target Corp.	420,300	22,868,523
		42,038,571
Specialty Retail - 1.0%
Chico's FAS, Inc. (a)	439,200	15,055,776
DSW, Inc. Class A	1,700	42,415
		15,098,191
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	285,300	16,655,814
Liz Claiborne, Inc.	202,100	8,035,496
		24,691,310
TOTAL CONSUMER DISCRETIONARY		219,810,231
CONSUMER STAPLES - 7.3%
Food & Staples Retailing - 2.0%
Walgreen Co.	657,200	30,224,628
Food Products - 1.0%
Nestle SA sponsored ADR	238,500	15,225,840
Household Products - 0.1%
Colgate-Palmolive Co.	32,400	1,617,084
Personal Products - 2.5%
Gillette Co.	739,582	37,445,037
Tobacco - 1.7%
Altria Group, Inc.	393,760	25,460,522
TOTAL CONSUMER STAPLES		109,973,111
ENERGY - 13.6%
Energy Equipment & Services - 3.9%
Halliburton Co.	919,700	43,980,054
Schlumberger Ltd. (NY Shares)	198,400	15,066,496
		59,046,550
Oil, Gas & Consumable Fuels - 9.7%
Exxon Mobil Corp.	1,079,056	62,013,347
Total SA sponsored ADR	259,600	30,334,260

	Shares	Value (Note 1)
Ultra Petroleum Corp. (a)	250,700	$ 7,611,252
Valero Energy Corp.	568,100	44,942,391
		144,901,250
TOTAL ENERGY		203,947,800
FINANCIALS - 17.8%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	372,500	38,002,450
Lehman Brothers Holdings, Inc.	213,600	21,206,208
		59,208,658
Commercial Banks - 3.6%
Wells Fargo & Co.	873,300	53,777,814
Consumer Finance - 2.2%
American Express Co.	633,700	33,731,851
Insurance - 4.7%
American International Group, Inc.	828,905	48,159,381
MetLife, Inc. unit	453,700	11,896,014
PartnerRe Ltd.	84,400	5,437,048
Platinum Underwriters Holdings Ltd.	178,700	5,686,234
		71,178,677
Real Estate - 2.1%
General Growth Properties, Inc.	371,900	15,281,371
Vornado Realty Trust	192,700	15,493,080
		30,774,451
Thrifts & Mortgage Finance - 1.3%
Golden West Financial Corp., Delaware	291,100	18,741,018
TOTAL FINANCIALS		267,412,469
HEALTH CARE - 7.7%
Biotechnology - 1.3%
Genentech, Inc. (a)	231,200	18,560,736
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	209,400	22,897,890
Bausch & Lomb, Inc.	104,700	8,690,100
Fisher Scientific International, Inc. (a)	122,900	7,976,210
Medtronic, Inc.	289,200	14,977,668
Synthes, Inc.	41,339	4,538,210
		59,080,078
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	293,600	15,308,304
Pharmaceuticals - 1.5%
Roche Holding AG (participation certificate)	180,600	22,855,944
TOTAL HEALTH CARE		115,805,062
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 7.0%
Aerospace & Defense - 4.3%
Honeywell International, Inc.	1,349,000	$ 49,413,870
Lockheed Martin Corp.	237,600	15,413,112
		64,826,982
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	172,000	7,712,480
Industrial Conglomerates - 1.2%
3M Co.	249,200	18,017,160
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	305,200	14,368,816
TOTAL INDUSTRIALS		104,925,438
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.0%
Comverse Technology, Inc. (a)	536,500	12,688,225
Juniper Networks, Inc. (a)	658,600	16,583,548
		29,271,773
Computers & Peripherals - 1.5%
Dell, Inc. (a)	572,500	22,619,475
Internet Software & Services - 7.3%
aQuantive, Inc. (a)	187,000	3,313,640
Google, Inc. Class A (sub. vtg.)	187,800	55,241,370
Yahoo!, Inc. (a)	1,477,200	51,184,980
		109,739,990
Semiconductors & Semiconductor Equipment - 3.6%
Broadcom Corp. Class A (a)	431,500	15,322,565
Intel Corp.	1,456,600	37,958,996
		53,281,561
Software - 3.0%
Microsoft Corp.	1,838,000	45,655,920
TOTAL INFORMATION TECHNOLOGY		260,568,719
MATERIALS - 1.1%
Chemicals - 1.1%
Monsanto Co.	272,910	17,157,852
TELECOMMUNICATION SERVICES - 6.4%
Wireless Telecommunication Services - 6.4%
American Tower Corp. Class A (a)	1,606,700	33,772,834
Crown Castle International Corp. (a)	1,076,400	21,872,448
Nextel Communications, Inc. Class A (a)	1,234,000	39,870,540
		95,515,822
UTILITIES - 1.9%
Electric Utilities - 1.1%
Exelon Corp.	326,500	16,759,245

	Shares	Value (Note 1)
Multi-Utilities - 0.8%
CMS Energy Corp. (a)	773,900	$ 11,654,934
TOTAL UTILITIES		28,414,179
TOTAL COMMON STOCKS (Cost $1,336,181,571)		1,423,530,683
Convertible Preferred Stocks - 0.4%

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
El Paso Corp. 4.99% (c)	6,100	6,525,414
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,548,573)		6,525,414
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 3.21% (b) (Cost $85,461,660)	85,461,660	85,461,660
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,428,191,804)		1,515,517,757
NET OTHER ASSETS - (0.9)%		(14,011,149)
NET ASSETS - 100%		$ 1,501,506,608
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,525,414 or 0.4% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Switzerland	4.0%
France	2.0%
Panama	1.3%
Netherlands Antilles	1.0%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $160,503,421 of which $43,339,002, $107,381,708 and $9,782,711 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,428,191,804) - See accompanying schedule		$ 1,515,517,757
Receivable for investments sold		130,056,518
Receivable for fund shares sold		140,054
Dividends receivable		1,183,734
Interest receivable		339,617
Prepaid expenses		3,281
Other receivables		362,043
Total assets		1,647,603,004

Liabilities
Payable for investments purchased	$ 143,800,108
Payable for fund shares redeemed	1,157,571
Accrued management fee	601,045
Distribution fees payable	141,910
Other affiliated payables	125,194
Other payables and accrued expenses	270,568
Total liabilities		146,096,396

Net Assets		$ 1,501,506,608
Net Assets consist of:
Paid in capital		$ 1,526,298,659
Undistributed net investment income		9,352,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,456,410)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,311,639
Net Assets		$ 1,501,506,608

Initial Class: Net Asset Value, offering price and redemption price per share ($607,802,258 ÷ 46,071,636 shares)		$ 13.19

Service Class: Net Asset Value, offering price and redemption price per share ($367,302,104 ÷ 28,012,996 shares)		$ 13.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($526,402,246 ÷ 40,469,205 shares)		$ 13.01

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 12,671,939
Interest		1,974,221
Security lending		13,987
Total income		14,660,147

Expenses
Management fee	$ 3,685,874
Transfer agent fees	521,085
Distribution fees	848,052
Accounting and security lending fees	260,160
Independent trustees' compensation	3,583
Custodian fees and expenses	9,034
Audit	26,621
Legal	1,743
Interest	9,147
Miscellaneous	54,740
Total expenses before reductions	5,420,039
Expense reductions	(363,274)	5,056,765
Net investment income (loss)		9,603,382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	41,640,939
Foreign currency transactions	2,944
Total net realized gain (loss)		41,643,883
Change in net unrealized appreciation (depreciation) on: Investment securities	(112,251,837)
Assets and liabilities in foreign currencies	(14,314)
Total change in net unrealized appreciation (depreciation)		(112,266,151)
Net gain (loss)		(70,622,268)
Net increase (decrease) in net assets resulting from operations		$ (61,018,886)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,603,382	$ 22,894,276
Net realized gain (loss)	41,643,883	6,132,638
Change in net unrealized appreciation (depreciation)	(112,266,151)	59,376,943
Net increase (decrease) in net assets resulting from operations	(61,018,886)	88,403,857
Distributions to shareholders from net investment income	(22,706,700)	(12,447,351)
Share transactions - net increase (decrease)	(46,123,332)	70,330,734
Total increase (decrease) in net assets	(129,848,918)	146,287,240

Net Assets
Beginning of period	1,631,355,526	1,485,068,286
End of period (including undistributed net investment income of $9,352,720 and undistributed net investment income of $22,467,135, respectively)	$ 1,501,506,608	$ 1,631,355,526
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,033,618	266,514	2,498,735
Reinvested	741,166	414,785	519,277
Redeemed	(6,336,366)	(1,700,173)	(871,435)
Net increase (decrease)	(4,561,582)	(1,018,874)	2,146,577

Dollars Sold	$ 13,916,044	$ 3,570,491	$ 33,159,162
Reinvested	10,102,093	5,620,334	6,984,273
Redeemed	(85,233,905)	(22,683,019)	(11,558,805)
Net increase (decrease)	$ (61,215,768)	$ (13,492,194)	$ 28,584,630

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	2,753,905	2,759,500	13,125,821
Reinvested	498,736	216,142	212,315
Redeemed	(11,869,073)	(1,077,681)	(1,149,269)
Net increase (decrease)	(8,616,432)	1,897,961	12,188,867

Dollars Sold	$ 36,538,808	$ 36,240,477	$ 171,074,614
Reinvested	6,722,963	2,898,471	2,825,917
Redeemed	(156,807,050)	(14,210,796)	(14,952,670)
Net increase (decrease)	$ (113,545,279)	$ 24,928,152	$ 158,947,861

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,102,093	$ 5,620,334	$ 6,984,273

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,722,963	$ 2,898,471	$ 2,825,917

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30
Income from Investment Operations
Net investment income (loss) E	.09	.21 F	.12	.15	.18	.20
Net realized and unrealized gain (loss)	(.60)	.56	2.42	(2.32)	(1.45)	(.81)
Total from investment operations	(.51)	.77	2.54	(2.17)	(1.27)	(.61)
Distributions from net investment income	(.21)	(.12)	(.14)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	-	-	(.61)	(1.24)
Total distributions	(.21)	(.12)	(.14)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 13.19	$ 13.91	$ 13.26	$ 10.86	$ 13.19	$ 15.26
Total Return B, C, D	(3.75)%	5.80%	23.77%	(16.61)%	(8.75)%	(3.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	.59% A	.60%	.59%	.59%	.58%	.58%
Expenses net of voluntary waivers, if any	.59% A	.60%	.59%	.59%	.58%	.58%
Expenses net of all reductions	.54% A	.60%	.59%	.58%	.56%	.57%
Net investment income (loss)	1.34% A	1.58%	1.02%	1.30%	1.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 607,802	$ 704,460	$ 785,494	$ 638,124	$ 893,359	$ 1,011,393
Portfolio turnover rate	169% A	23%	25%	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24
Income from Investment Operations
Net investment income (loss) E	.08	.19 F	.11	.14	.16	.18
Net realized and unrealized gain (loss)	(.60)	.57	2.40	(2.31)	(1.44)	(.80)
Total from investment operations	(.52)	.76	2.51	(2.17)	(1.28)	(.62)
Distributions from net investment income	(.20)	(.11)	(.13)	(.15)	(.18)	(.19)
Distributions from net realized gain	-	-	-	-	(.61)	(1.24)
Total distributions	(.20)	(.11)	(.13)	(.15)	(.79)	(1.43)
Net asset value, end of period	$ 13.11	$ 13.83	$ 13.18	$ 10.80	$ 13.12	$ 15.19
Total Return B, C, D	(3.84)%	5.75%	23.60%	(16.69)%	(8.85)%	(3.69)%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.70%	.69%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.69% A	.70%	.69%	.69%	.68%	.69%
Expenses net of all reductions	.64% A	.70%	.69%	.68%	.66%	.68%
Net investment income (loss)	1.24% A	1.48%	.92%	1.20%	1.24%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,302	$ 401,392	$ 357,585	$ 250,160	$ 281,194	$ 212,994
Portfolio turnover rate	169% A	23%	25%	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 13.09	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.07	.17 F	.09	.12	.14	.15
Net realized and unrealized gain (loss)	(.59)	.55	2.39	(2.30)	(1.44)	(.49)
Total from investment operations	(.52)	.72	2.48	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.18)	(.10)	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	-	-	(.61)	(1.24)
Total distributions	(.18)	(.10)	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 13.01	$ 13.71	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Total Return B, C, D	(3.84)%	5.52%	23.44%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net Assets H
Expenses before expense reductions	.84% A	.85%	.85%	.85%	.84%	.85% A
Expenses net of voluntary waivers, if any	.84% A	.85%	.85%	.85%	.84%	.85% A
Expenses net of all reductions	.79% A	.85%	.84%	.84%	.82%	.84% A
Net investment income (loss)	1.09% A	1.33%	.76%	1.05%	1.08%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 526,402	$ 525,504	$ 341,989	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	169% A	23%	25%	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period January 12, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Growth & Income Portfolio (the fund) is a fund of Variable Insurance Products Fund III, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth & Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 116,706,247
Unrealized depreciation	(29,669,330)
Net unrealized appreciation (depreciation)	$ 87,036,917
Cost for federal income tax purposes	$ 1,428,480,840

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,219,279,751 and $1,195,228,947, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 191,913
Service Class 2	656,139
$ 848,052

Growth & Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 217,661
Service Class	127,130
Service Class 2	176,294
$ 521,085

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,972,655 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27,957 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 17,164,500	3.20%	-	$ 9,147

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At the period end, there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $362,780 for the period. During the period, these credits reduced the fund's custody and transfer agent expenses by $494, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 19% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 50% of the total outstanding shares of the fund.

Growth & Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0805
1.705698.107

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 990.90	$ 3.46
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 990.60	$ 3.95
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 989.60	$ 4.74
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.96%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.7	3.8
American Express Co.	2.6	2.2
American International Group, Inc.	2.6	2.1
Juniper Networks, Inc.	2.5	1.9
Exxon Mobil Corp.	2.5	2.3
Network Appliance, Inc.	2.3	1.9
Gillette Co.	2.0	1.9
Bank of America Corp.	2.0	2.9
Schlumberger Ltd. (NY Shares)	2.0	1.9
Johnson & Johnson	1.9	1.3
	25.1
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.1	21.4
Consumer Discretionary	15.9	17.3
Financials	14.1	16.2
Industrials	12.5	12.4
Health Care	12.5	9.9
Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004**
	Stocks 97.6%		Stocks 95.0%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	6.9%	** Foreign investments	4.7%

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.9%
Hotels, Restaurants & Leisure - 2.8%
Carnival Corp. unit	95,200	$ 5,193,160
Hilton Hotels Corp.	210,170	5,012,555
Royal Caribbean Cruises Ltd.	61,100	2,954,796
Starwood Hotels & Resorts Worldwide, Inc. unit	85,200	4,990,164
		18,150,675
Media - 8.7%
Lamar Advertising Co. Class A (a)	45,600	1,950,312
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	193,318	5,641,019
McGraw-Hill Companies, Inc.	240,166	10,627,346
News Corp.:
Class A	440,712	7,130,720
Class B	197,600	3,331,536
Omnicom Group, Inc.	103,600	8,273,496
Spanish Broadcasting System, Inc. Class A (a)	44,534	444,895
Time Warner, Inc. (a)	536,900	8,971,599
Univision Communications, Inc. Class A (a)	292,100	8,047,355
Viacom, Inc. Class B (non-vtg.)	47,120	1,508,782
Walt Disney Co.	79,500	2,001,810
		57,928,870
Multiline Retail - 2.0%
Federated Department Stores, Inc.	136,500	10,002,720
Kohl's Corp. (a)	13,800	771,558
Nordstrom, Inc.	38,000	2,582,860
		13,357,138
Specialty Retail - 2.2%
Best Buy Co., Inc.	13,800	945,990
Home Depot, Inc.	66,900	2,602,410
Staples, Inc.	450,895	9,613,081
Tiffany & Co., Inc.	47,800	1,565,928
		14,727,409
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	13,800	1,195,080
TOTAL CONSUMER DISCRETIONARY		105,359,172
CONSUMER STAPLES - 11.2%
Beverages - 1.6%
PepsiCo, Inc.	34,200	1,844,406
The Coca-Cola Co.	205,300	8,571,275
		10,415,681
Food & Staples Retailing - 2.8%
CVS Corp.	316,800	9,209,376
Wal-Mart Stores, Inc.	92,210	4,444,522
Walgreen Co.	108,900	5,008,311
		18,662,209

	Shares	Value (Note 1)
Food Products - 1.5%
Bunge Ltd.	55,100	$ 3,493,340
Corn Products International, Inc.	88,900	2,112,264
Hershey Co.	13,600	844,560
Kellogg Co.	56,000	2,488,640
The J.M. Smucker Co.	22,200	1,042,068
		9,980,872
Household Products - 1.7%
Colgate-Palmolive Co.	58,700	2,929,717
Procter & Gamble Co.	156,415	8,250,891
		11,180,608
Personal Products - 2.0%
Gillette Co.	269,670	13,653,392
Tobacco - 1.6%
Altria Group, Inc.	166,420	10,760,717
TOTAL CONSUMER STAPLES		74,653,479
ENERGY - 7.9%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	65,700	3,361,212
Halliburton Co.	193,400	9,248,388
Schlumberger Ltd. (NY Shares)	173,700	13,190,778
		25,800,378
Oil, Gas & Consumable Fuels - 4.0%
BP PLC sponsored ADR	109,490	6,829,986
Exxon Mobil Corp.	283,500	16,292,745
Plains Exploration & Production Co. (a)	27,200	966,416
Total SA sponsored ADR	20,400	2,383,740
		26,472,887
TOTAL ENERGY		52,273,265
FINANCIALS - 14.1%
Capital Markets - 3.4%
E*TRADE Financial Corp. (a)	157,200	2,199,228
Goldman Sachs Group, Inc.	95,900	9,783,718
Lehman Brothers Holdings, Inc.	27,600	2,740,128
Merrill Lynch & Co., Inc.	124,200	6,832,242
Morgan Stanley	17,600	923,472
		22,478,788
Commercial Banks - 2.3%
Bank of America Corp.	295,300	13,468,633
Wells Fargo & Co.	27,600	1,699,608
		15,168,241
Consumer Finance - 3.3%
American Express Co.	324,800	17,289,104
SLM Corp.	88,900	4,516,120
		21,805,224
Diversified Financial Services - 0.9%
Citigroup, Inc.	124,307	5,746,713
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.8%
ACE Ltd.	80,030	$ 3,589,346
AFLAC, Inc.	48,200	2,086,096
American International Group, Inc.	296,262	17,212,822
Genworth Financial, Inc. Class A (non-vtg.)	89,500	2,705,585
		25,593,849
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	20,500	1,197,200
Freddie Mac	27,400	1,787,302
		2,984,502
TOTAL FINANCIALS		93,777,317
HEALTH CARE - 12.5%
Biotechnology - 1.1%
Genentech, Inc. (a)	60,300	4,840,884
MedImmune, Inc. (a)	81,900	2,188,368
		7,029,252
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	29,800	3,258,630
Becton, Dickinson & Co.	92,700	4,863,969
C.R. Bard, Inc.	47,600	3,165,876
Dade Behring Holdings, Inc.	37,700	2,450,877
Hospira, Inc. (a)	41,300	1,610,700
Medtronic, Inc.	132,100	6,841,459
St. Jude Medical, Inc. (a)	55,260	2,409,889
		24,601,400
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	164,200	8,561,388
Pharmaceuticals - 6.4%
Abbott Laboratories	41,330	2,025,583
Allergan, Inc.	12,800	1,091,072
Johnson & Johnson	196,800	12,792,000
Merck & Co., Inc.	24,200	745,360
Pfizer, Inc.	434,293	11,977,801
Schering-Plough Corp.	69,100	1,317,046
Sepracor, Inc. (a)	20,000	1,200,200
Wyeth	258,200	11,489,900
		42,638,962
TOTAL HEALTH CARE		82,831,002
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	200,500	7,344,315
Lockheed Martin Corp.	20,700	1,342,809
Northrop Grumman Corp.	26,200	1,447,550
The Boeing Co.	83,000	5,478,000
		15,612,674

	Shares	Value (Note 1)
Air Freight & Logistics - 1.7%
FedEx Corp.	138,100	$ 11,187,481
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	85,460	2,133,936
Construction & Engineering - 0.5%
Fluor Corp.	59,500	3,426,605
Electrical Equipment - 0.2%
American Power Conversion Corp.	47,700	1,125,243
Industrial Conglomerates - 6.8%
3M Co.	53,158	3,843,323
General Electric Co.	895,350	31,023,877
Tyco International Ltd.	344,500	10,059,400
		44,926,600
Machinery - 0.4%
Caterpillar, Inc.	8,900	848,259
Deere & Co.	26,700	1,748,583
		2,596,842
Road & Rail - 0.3%
Laidlaw International, Inc. (a)	68,100	1,641,210
Norfolk Southern Corp.	20,780	643,349
		2,284,559
TOTAL INDUSTRIALS		83,293,940
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	376,060	7,186,507
F5 Networks, Inc. (a)	34,200	1,615,437
Juniper Networks, Inc. (a)	651,000	16,392,180
Motorola, Inc.	238,700	4,358,662
Nokia Corp. sponsored ADR	200,400	3,334,656
QUALCOMM, Inc.	256,800	8,476,968
		41,364,410
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	41,500	1,527,615
Dell, Inc. (a)	207,200	8,186,472
EMC Corp. (a)	262,700	3,601,617
Network Appliance, Inc. (a)	529,600	14,971,792
		28,287,496
Internet Software & Services - 2.3%
Google, Inc. Class A (sub. vtg.)	25,600	7,530,240
Yahoo!, Inc. (a)	231,400	8,018,010
		15,548,250
Office Electronics - 0.1%
Xerox Corp. (a)	68,600	945,994
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	98,600	3,678,766
Broadcom Corp. Class A (a)	68,500	2,432,435
Freescale Semiconductor, Inc. Class B	96,286	2,039,337
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	322,710	$ 8,409,823
Marvell Technology Group Ltd. (a)	47,700	1,814,508
National Semiconductor Corp.	137,300	3,024,719
Texas Instruments, Inc.	338,600	9,504,502
		30,904,090
Software - 2.5%
Microsoft Corp.	383,720	9,531,605
Red Hat, Inc. (a)	81,900	1,072,890
Symantec Corp. (a)	144,066	3,131,995
VERITAS Software Corp. (a)	109,600	2,674,240
		16,410,730
TOTAL INFORMATION TECHNOLOGY		133,460,970
MATERIALS - 3.1%
Chemicals - 3.1%
Monsanto Co.	197,700	12,429,399
Praxair, Inc.	178,300	8,308,780
		20,738,179
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
SBC Communications, Inc.	44,460	1,055,925
Verizon Communications, Inc.	34,600	1,195,430
		2,251,355
TOTAL COMMON STOCKS (Cost $513,093,515)		648,638,679
Money Market Funds - 2.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b)	11,548,926	$ 11,548,926
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	5,093,200	5,093,200
TOTAL MONEY MARKET FUNDS (Cost $16,642,126)		16,642,126
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $529,735,641)		665,280,805
NET OTHER ASSETS - (0.1)%		(546,316)
NET ASSETS - 100%		$ 664,734,489
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $265,681,565 of which $189,124, $149,877,564 and $115,614,877 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,995,616) (cost $529,735,641) - See accompanying schedule		$ 665,280,805
Receivable for investments sold		9,373,388
Receivable for fund shares sold		69,250
Dividends receivable		653,076
Interest receivable		27,224
Prepaid expenses		1,520
Other receivables		203,174
Total assets		675,608,437

Liabilities
Payable for investments purchased	$ 4,697,051
Payable for fund shares redeemed	489,492
Accrued management fee	322,679
Distribution fees payable	27,983
Other affiliated payables	58,764
Other payables and accrued expenses	184,779
Collateral on securities loaned, at value	5,093,200
Total liabilities		10,873,948

Net Assets		$ 664,734,489
Net Assets consist of:
Paid in capital		$ 782,927,116
Undistributed net investment income		2,424,327
Accumulated undistributed net realized gain (loss) on investments		(256,162,118)
Net unrealized appreciation (depreciation) on investments		135,545,164
Net Assets		$ 664,734,489

Initial Class: Net Asset Value, offering price and redemption price per share ($417,337,711 ÷ 26,448,497 shares)		$ 15.78

Service Class: Net Asset Value, offering price and redemption price per share ($191,790,698 ÷ 12,159,785 shares)		$ 15.77

Service Class 2: Net Asset Value, offering price and redemption price per share ($55,606,080 ÷ 3,543,083 shares)		$ 15.69

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 4,419,547
Interest		313,807
Security lending		227,501
Total income		4,960,855

Expenses
Management fee	$ 1,973,030
Transfer agent fees	238,441
Distribution fees	170,281
Accounting and security lending fees	131,503
Independent trustees' compensation	1,586
Custodian fees and expenses	12,054
Audit	23,953
Legal	1,140
Miscellaneous	26,526
Total expenses before reductions	2,578,514
Expense reductions	(109,014)	2,469,500
Net investment income (loss)		2,491,355
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,242,414
Change in net unrealized appreciation (depreciation) on investment securities		(21,351,747)
Net gain (loss)		(10,109,333)
Net increase (decrease) in net assets resulting from operations		$ (7,617,978)

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,491,355	$ 6,314,997
Net realized gain (loss)	11,242,414	14,949,483
Change in net unrealized appreciation (depreciation)	(21,351,747)	26,748,507
Net increase (decrease) in net assets resulting from operations	(7,617,978)	48,012,987
Distributions to shareholders from net investment income	(6,184,820)	(3,865,122)
Share transactions - net increase (decrease)	(55,265,938)	(85,843,295)
Total increase (decrease) in net assets	(69,068,736)	(41,695,430)

Net Assets
Beginning of period	733,803,225	775,498,655
End of period (including undistributed net investment income of $2,424,327 and undistributed net investment income of $6,108,550, respectively)	$ 664,734,489	$ 733,803,225
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
Shares Sold	1,064,033	278,982	202,919
Reinvested	259,671	105,834	25,062
Redeemed	(3,504,637)	(1,486,997)	(502,674)
Net increase (decrease)	(2,180,933)	(1,102,181)	(274,693)

Dollars Sold	$ 16,661,947	$ 4,368,455	$ 3,149,838
Reinvested	4,113,187	1,676,409	395,224
Redeemed	(54,605,084)	(23,243,857)	(7,782,057)
Net increase (decrease)	$ (33,829,950)	$ (17,198,993)	$ (4,236,995)

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	2,729,868	870,070	885,612
Reinvested	170,805	67,879	13,011
Redeemed	(6,832,162)	(2,590,797)	(1,093,977)
Net increase (decrease)	(3,931,489)	(1,652,848)	(195,354)

Dollars Sold	$ 41,720,058	$ 13,156,606	$ 13,251,573
Reinvested	2,623,558	1,042,625	198,939
Redeemed	(102,539,187)	(38,992,902)	(16,304,565)
Net increase (decrease)	$ (58,195,571)	$ (24,793,671)	$ (2,854,053)

Distributions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
From net investment income	$ 4,113,187	$ 1,676,409	$ 395,224
From net realized gain	-	-	-
Total	$ 4,113,187	$ 1,676,409	$ 395,224
	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,623,558	$ 1,042,625	$ 198,939
From net realized gain	-	-	-
Total	$ 2,623,558	$ 1,042,625	$ 198,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15
Income from Investment Operations
Net investment income (loss) E	.06	.14 F	.08	.09	.12	.06
Net realized and unrealized gain (loss)	(.21)	.94	3.38	(3.37)	(2.67)	(3.77)
Total from investment operations	(.15)	1.08	3.46	(3.28)	(2.55)	(3.71)
Distributions from net investment income	(.14)	(.08)	(.10)	(.14)	(.06)	(.29)
Distributions from net realized gain	-	-	-	-	-	(1.41)
Total distributions	(.14)	(.08)	(.10)	(.14)	(.06)	(1.70)
Net asset value, end of period	$ 15.78	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74
Total Return B, C, D	(.91)%	7.19%	29.87%	(21.84)%	(14.42%	(17.07)%
Ratios to Average Net Assets G
Expenses before expense reductions	.70% A	.72%	.72%	.70%	.69%	.68%
Expenses net of voluntary waivers, if any	.70% A	.72%	.72%	.70%	.69%	.68%
Expenses net of all reductions	.67% A	.70%	.70%	.66%	.67%	.66%
Net investment income (loss)	.77% A	.91%	.64%	.68%	.79%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 417,338	$ 459,975	$ 490,710	$ 403,476	$ 652,493	$ 951,875
Portfolio turnover rate	83% A	65%	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.05	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12
Income from Investment Operations
Net investment income (loss) E	.05	.12 F	.07	.08	.11	.04
Net realized and unrealized gain (loss)	(.20)	.94	3.37	(3.37)	(2.67)	(3.76)
Total from investment operations	(.15)	1.06	3.44	(3.29)	(2.56)	(3.72)
Distributions from net investment income	(.13)	(.07)	(.08)	(.12)	(.04)	(.28)
Distributions from net realized gain	-	-	-	-	-	(1.41)
Total distributions	(.13)	(.07)	(.08)	(.12)	(.04)	(1.69)
Net asset value, end of period	$ 15.77	$ 16.05	$ 15.06	$ 11.70	$ 15.11	$ 17.71
Total Return B, C, D	(.94)%	7.06%	29.66%	(21.92)%	(14.49)%	(17.13)%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.82%	.82%	.80%	.79%	.79%
Expenses net of voluntary waivers, if any	.80% A	.82%	.82%	.80%	.79%	.79%
Expenses net of all reductions	.77% A	.80%	.80%	.77%	.77%	.76%
Net investment income (loss)	.67% A	.81%	.54%	.58%	.69%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,791	$ 212,890	$ 224,660	$ 188,318	$ 278,446	$ 345,960
Portfolio turnover rate	83% A	65%	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 14.98	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.04	.10 F	.05	.05	.08	.01
Net realized and unrealized gain (loss)	(.20)	.93	3.35	(3.34)	(2.66)	(3.34)
Total from investment operations	(.16)	1.03	3.40	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.11)	(.05)	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	-	-	(1.41)
Total distributions	(.11)	(.05)	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 15.69	$ 15.96	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Total Return B, C, D	(1.04)%	6.89%	29.40%	(22.01)%	(14.64)%	(15.74)%
Ratios to Average Net Assets H
Expenses before expense reductions	.96% A	.98%	.99%	.97%	.95%	.95% A
Expenses net of voluntary waivers, if any	.96% A	.98%	.99%	.97%	.95%	.95% A
Expenses net of all reductions	.93% A	.96%	.96%	.94%	.93%	.93% A
Net investment income (loss)	.51% A	.65%	.37%	.41%	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,606	$ 60,938	$ 60,129	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	83% A	65%	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Growth Opportunities Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Opportunities Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005 the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 141,998,369
Unrealized depreciation	(8,224,376)
Net unrealized appreciation (depreciation)	$ 133,773,993
Cost for federal income tax purposes	$ 531,506,812

Growth Opportunities Portfolio

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $273,479,600 and $311,864,853, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 98,810
Service Class 2	71,471
$ 170,281

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 147,242
Service Class	67,677
Service Class 2	23,522
$ 238,441

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $313,762 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,877 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $108,129 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $885.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 43% of the total outstanding shares of the fund.

Growth Opportunities Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRO-SANN-0805
1.705699.107

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,030.40	$ 3.47
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class
Actual	$ 1,000.00	$ 1,029.80	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2
Actual	$ 1,000.00	$ 1,029.00	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.69%
Service Class	.79%
Service Class 2.94%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Invitrogen Corp.	3.0	2.4
Assurant, Inc.	1.7	0.9
NVIDIA Corp.	1.7	0.5
Newmont Mining Corp.	1.6	2.5
QIAGEN NV	1.3	1.3
NII Holdings, Inc.	1.3	0.4
CONSOL Energy, Inc.	1.1	0.8
Valero Energy Corp.	1.1	0.8
Caremark Rx, Inc.	1.1	1.1
Freeport-McMoRan Copper & Gold, Inc. Class B	1.1	1.2
	15.0
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.3	15.9
Energy	15.5	13.5
Information Technology	14.0	9.1
Consumer Discretionary	13.2	11.0
Industrials	10.6	11.2
Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004 **
	Stocks 96.0%		Stocks 96.7%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	24.9%	** Foreign investments	27.3%

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.7%
Amerigon, Inc. (a)	100	$ 350
Bharat Forge Ltd.	41	1,368
BorgWarner, Inc.	177,300	9,515,691
China Yuchai International Ltd.	100	1,214
Continental AG	100	7,211
ElringKlinger AG	100	7,260
Gentex Corp.	672,400	12,237,680
IMPCO Technologies, Inc. (a)(e)	1,806,793	8,690,674
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	275
Johnson Controls, Inc.	200	11,266
LKQ Corp. (a)(e)	1,088,816	29,561,354
New Focus Auto Tech Holdings Ltd.	4,556,000	592,145
Nokian Tyres Ltd.	967,000	17,623,439
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	346	1,729
Xinyi Glass Holdings Co. Ltd.	2,000	560
		78,252,216
Automobiles - 0.4%
Bajaj Auto Ltd.	330,926	10,531,782
Denway Motors Ltd.	4,000	1,428
Geely Automobile Holdings Ltd.	51,785,200	3,331,952
Hero Honda Motors Ltd.	94	1,259
Hyundai Motor Co.	11,500	639,198
Hyundai Motor Co. GDR (f)	100	2,830
Mahindra & Mahindra Ltd.	84,748	1,087,250
Maruti Udyog Ltd.	299,168	3,197,433
Renault SA	100	8,822
Thor Industries, Inc.	200	6,286
		18,808,240
Distributors - 0.1%
Educational Development Corp.	100	1,050
Eicher Motors Ltd.	342,065	2,391,504
Li & Fung Ltd.	2,000	4,156
		2,396,710
Diversified Consumer Services - 0.8%
Alderwoods Group, Inc. (a)	100	1,437
Apollo Group, Inc. Class A (a)	311	24,326
Benesse Corp.	100	3,210
Bright Horizons Family Solutions, Inc. (a)	797,719	32,483,118
Career Education Corp. (a)	100	3,661
Concorde Career Colleges, Inc. (a)	100	1,365
Education Management Corp. (a)	100	3,373
ITT Educational Services, Inc. (a)	100	5,342
Matthews International Corp. Class A	100	3,896
Princeton Review, Inc. (a)	394,978	2,302,722
Service Corp. International (SCI)	100	802
		34,833,252
Hotels, Restaurants & Leisure - 2.1%
Accor SA	100	4,692

	Shares	Value (Note 1)
AFC Enterprises, Inc.	100	$ 1,318
Applebee's International, Inc.	150	3,974
BJ's Restaurants, Inc. (a)	100	2,034
Buffalo Wild Wings, Inc. (a)	206,800	6,452,160
Fox & Hound Restaurant Group (a)	100	1,195
Indian Hotels Co. Ltd.	100	1,443
Jack in the Box, Inc. (a)	100	3,792
Jurys Doyle Hotel Group PLC (Ireland)	100	1,878
Krispy Kreme Doughnuts, Inc. (a)	100	696
Kuoni Reisen Holding AG Class B (Reg.) (a)	100	40,612
Minor International PCL (For. Reg.)	100	9
Outback Steakhouse, Inc.	499,000	22,574,760
P.F. Chang's China Bistro, Inc. (a)	100	5,898
Red Robin Gourmet Burgers, Inc. (a)	100,200	6,210,396
Royal Caribbean Cruises Ltd.	402,300	19,455,228
Sonic Corp. (a)	1,349,325	41,194,892
St. Marc Co. Ltd.	100	4,220
TAJ GVK Hotels & Resorts Ltd.	96,113	958,256
Urbium PLC	3,250	47,458
		96,964,911
Household Durables - 0.5%
Alba PLC	26	174
Chitaly Holdings Ltd.	808,000	722,635
Fedders Corp.	100	220
Garmin Ltd.	51	2,180
George Wimpey PLC	100	787
Hovnanian Enterprises, Inc. Class A (a)	200	13,040
LG Electronics, Inc.	167,270	10,639,315
Makita Corp. sponsored ADR	100	1,953
Rational AG	39,471	4,251,159
Sekisui House Ltd.	877,000	8,864,497
Skyworth Digital Holdings Ltd.	2,052	306
Steinhoff International Holdings Ltd.	100	232
Tempur-Pedic International, Inc. (a)	100	2,218
Toll Brothers, Inc. (a)	100	10,155
William Lyon Homes, Inc. (a)	100	9,701
		24,518,572
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	200	1,408
Alloy, Inc. (a)	49,600	254,944
Audible, Inc. (a)	100	1,737
GSI Commerce, Inc. (a)	100	1,675
Provide Commerce, Inc. (a)	65,200	1,407,668
Rakuten, Inc. (d)	8,110	6,500,870
		8,168,302
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc.	100	2,053
Asia Optical Co., Inc.	28,718	199,009
Beneteau SA	44,100	3,423,533
Jumbo SA (a)	643,790	6,637,783
Mega Bloks, Inc. (a)	100	1,959
Oakley, Inc.	693,700	11,813,711
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Polaris Industries, Inc.	200	$ 10,800
RC2 Corp. (a)	15,100	567,307
SCP Pool Corp.	225	7,895
Sega Sammy Holdings, Inc.	133,300	8,173,121
SHIMANO, Inc.	100	2,840
Trigano SA	71,200	6,199,405
		37,039,416
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	365,800	9,419,678
Astro All Asia Networks PLC (a)	100	143
Central European Media Enterprises Ltd. Class A (a)	100	4,838
Chum Ltd. Class B (non-vtg.)	200	4,775
Clear Media Ltd. (a)	243,000	211,073
Cumulus Media, Inc. Class A (a)	100	1,178
E.W. Scripps Co. Class A	100	4,880
Getty Images, Inc. (a)	5,900	438,134
Grupo Televisa SA de CV sponsored ADR	100	6,209
Harris Interactive, Inc. (a)	1,749,767	8,521,365
IMAX Corp. (a)(d)	100	992
Impresa SGPS (a)	100	634
Insignia Systems, Inc. (a)	100	100
JC Decaux SA (a)	269,100	6,822,396
Modern Times Group AB (MTG) (B Shares) (a)	100	3,068
News Corp. Class A	204	3,301
Omnicom Group, Inc.	134,400	10,733,184
Saga Communications, Inc. Class A (a)	100	1,400
Salem Communications Corp. Class A (a)	131,900	2,616,896
SBS Broadcasting SA (a)	100	4,713
Scholastic Corp. (a)	100	3,855
Sogecable SA (a)	100	3,557
Spanish Broadcasting System, Inc. Class A (a)	100	999
Trader Classified Media NV:
(A Shares)	100	1,617
Class A (NY Shares)	76,800	1,228,800
Univision Communications, Inc. Class A (a)	402,800	11,097,140
Zee Telefilms Ltd.	1,500,455	5,365,054
		56,499,979
Multiline Retail - 0.1%
Dollar General Corp.	100	2,036
Dollar Tree Stores, Inc. (a)	100	2,400
Don Quijote Co. Ltd. (d)	67,700	3,687,011
Lifestyle International Holdings Ltd.	500	824
Lojas Renner SA (a)	100	1,585
Pantaloon Retail India Ltd.	70,800	2,243,696
PT Mitra Adiperkasa Tbk	2,633,000	299,526
Ryohin Keikaku Co. Ltd.	100	4,941
		6,242,019

	Shares	Value (Note 1)
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	4,900	$ 336,630
AC Moore Arts & Crafts, Inc. (a)	904,800	28,600,728
Advance Auto Parts, Inc. (a)	84,200	5,435,110
Best Buy Co., Inc.	420,900	28,852,695
Blacks Leisure Group PLC	100	800
CarMax, Inc. (a)	533,900	14,228,435
Charming Shoppes, Inc. (a)	100	933
Chico's FAS, Inc. (a)	200	6,856
Dixons Group PLC	4,992,700	14,044,310
Dixons Group PLC sponsored ADR	100	855
Edgars Consolidated Stores Ltd.	128,700	5,611,514
Ellerine Holdings Ltd.	100	782
Esprit Holdings Ltd.	500	3,619
Fantastic Holdings Ltd.	100	272
French Connection Group PLC	100	478
GameStop Corp.:
Class A (a)	49,000	1,602,790
Class B (a)	477,400	14,274,260
GOME Electrical Appliances Holdings Ltd.	6,291,000	5,423,974
Guitar Center, Inc. (a)	126,100	7,360,457
Hot Topic, Inc. (a)	409,083	7,821,667
JB Hi-Fi Ltd.	100	271
JD Group Ltd.	100	965
KOMERI Co. Ltd.	672,100	18,119,823
Lithia Motors, Inc. Class A (sub. vtg.)	100	2,885
Michaels Stores, Inc.	200	8,274
Nitori Co. Ltd.	226,100	16,207,520
O'Reilly Automotive, Inc. (a)	200	5,962
Pacific Sunwear of California, Inc. (a)	100	2,299
Peacock Group PLC	1,271,844	5,810,845
PETsMART, Inc.	415,900	12,622,565
RONA, Inc. (a)	100	2,014
Ross Stores, Inc.	43,900	1,269,149
Sa Sa International Holdings Ltd.	2,000	978
Select Comfort Corp. (a)	100	2,143
Sharper Image Corp. (a)	100	1,273
Shimamura Co. Ltd.	100	8,440
Shopper's Stop Ltd.	100	829
TBC Corp. New (a)	100	2,713
Tiffany & Co., Inc.	57,100	1,870,596
Tractor Supply Co. (a)	100	4,910
Urban Outfitters, Inc. (a)	400	22,676
Williams-Sonoma, Inc. (a)	100	3,957
		189,578,252
Textiles, Apparel & Luxury Goods - 1.0%
Cherokee, Inc.	100	3,462
Columbia Sportswear Co. (a)	304,190	15,023,944
Compagnie Financiere Richemont unit	100	3,363
Folli Follie SA	80	2,345
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	200	5,270
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
K-Swiss, Inc. Class A	200	$ 6,468
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100	3,112
NIKE, Inc. Class B	100	8,660
Polo Ralph Lauren Corp. Class A	100	4,311
Ports Design Ltd.	161,500	117,421
Quiksilver, Inc. (a)	1,117,968	17,865,129
Ted Baker PLC	1,176,408	10,549,390
The Swatch Group AG (Bearer)	100	14,044
Timberland Co. Class A (a)	200	7,744
Weyco Group, Inc.	200	3,941
Wolverine World Wide, Inc.	150	3,602
		43,622,206
TOTAL CONSUMER DISCRETIONARY		596,924,075
CONSUMER STAPLES - 5.5%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	100	2,244
Brick Brewing Co. Ltd. (a)	100	177
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	3,090
sponsored ADR	20	509
Fomento Economico Mexicano SA de CV sponsored ADR	100	5,957
Grupo Modelo SA de CV Series C	253,800	797,778
Hansen Natural Corp. (a)	100	8,472
Jones Soda Co. (a)	310,459	1,862,754
MGP Ingredients, Inc.	200	1,660
Pernod-Ricard	100	15,974
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,075
Yantai Changyu Pioneer Wine Co. (B Shares)	100	147
		2,699,837
Food & Staples Retailing - 0.7%
Central European Distribution Corp. (a)	150	5,600
Heng Tai Consumables Group Ltd.	5,958,000	1,134,711
Massmart Holdings Ltd.	847,869	5,708,135
Metro AG	206,400	10,243,271
Plant Co. Ltd.	127,000	1,600,884
Pyaterochka Holding NV GDR (a)	100	1,440
Shinsegae Co. Ltd.	3,490	1,103,171
Sugi Pharmacy Co. Ltd. (d)	221,800	6,639,701
Tesco PLC	100	571
Wal-Mart de Mexico SA de CV sponsored ADR	101	4,101
Whole Foods Market, Inc.	50,200	5,938,660
		32,380,245
Food Products - 3.2%
Archer-Daniels-Midland Co.	100	2,138

	Shares	Value (Note 1)
Barry Callebaut AG	85	$ 21,554
Britannia Industries Ltd.	100	2,085
Bunge Ltd.	431,300	27,344,420
Chaoda Modern Agriculture (Holdings) Ltd.	5,243,700	2,074,942
COFCO International Ltd.	2,000	959
Corn Products International, Inc.	362,500	8,613,000
Fresh Del Monte Produce, Inc.	100	2,692
Glanbia PLC	784,887	2,659,527
Green Mountain Coffee Roasters, Inc. (a)	81,568	2,767,602
Groupe Danone	204,400	17,982,684
Groupe Danone sponsored ADR	577,200	10,101,000
Heritage Foods (INDIA) Ltd.	100	206
Hershey Co.	336,000	20,865,600
Hokuto Corp.	100	1,979
Hormel Foods Corp.	100	2,933
IAWS Group PLC (Ireland)	25,450	356,029
Lindt & Spruengli AG	400	6,131,159
Lindt & Spruengli AG (participation certificate)	2,770	4,134,522
McCormick & Co., Inc. (non-vtg.)	487,600	15,934,768
Peet's Coffee & Tea, Inc. (a)	100	3,304
People's Food Holdings Ltd.	11,773,165	6,075,661
Poore Brothers, Inc. (a)	820,600	3,668,082
PT Indofood Sukses Makmur Tbk	58,698,500	6,617,287
Smithfield Foods, Inc. (a)	69,700	1,900,719
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	76,800	1,261,824
Wm. Wrigley Jr. Co.	132,000	9,086,880
		147,613,556
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	100	4,912
Godrej Consumer Products Ltd.	216,376	1,618,030
Hindustan Lever Ltd.	104,300	393,569
Kao Corp.	1,000	23,579
Reckitt Benckiser PLC	300	8,842
		2,048,932
Personal Products - 1.5%
AmorePacific Corp.	100	26,486
Avon Products, Inc.	1,104,100	41,790,185
Beauty China Holdings Ltd.	5,090,353	2,928,874
Body Shop International PLC	100	410
Dabur India Ltd.	95	287
Estee Lauder Companies, Inc. Class A	100	3,913
Hengan International Group Co. Ltd.	16,706,600	11,609,270
Kose Corp.	100	3,453
Marico Ltd.	100	575
Natura Cosmeticos SA	232,000	7,394,379
Ojsc Concern Kalina sponsored ADR	42,500	1,217,625
Shiseido Co. Ltd. sponsored ADR	321,700	4,021,250
USANA Health Sciences, Inc. (a)	200	8,460
		69,005,167
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 0.0%
ITC Ltd.	100	$ 3,823
TOTAL CONSUMER STAPLES		253,751,560
ENERGY - 15.5%
Energy Equipment & Services - 9.5%
BJ Services Co.	110	5,773
Cal Dive International, Inc. (a)	467,400	24,477,738
Carbo Ceramics, Inc.	100	7,896
Compagnie Generale de Geophysique SA (a)	100	8,471
Cooper Cameron Corp. (a)	394,200	24,460,110
Core Laboratories NV (a)	573,900	15,391,998
FMC Technologies, Inc. (a)	385,000	12,308,450
Global Industries Ltd. (a)	2,716,889	23,093,557
GlobalSantaFe Corp.	728,150	29,708,520
Gulf Island Fabrication, Inc.	211,200	4,198,656
Halliburton Co.	223,100	10,668,642
Helmerich & Payne, Inc.	226,000	10,603,920
Hydril Co. (a)	100	5,435
Input/Output, Inc. (a)	100	628
Nabors Industries Ltd. (a)	483,200	29,291,584
National Oilwell Varco, Inc. (a)	768,362	36,527,929
Noble Corp.	489,600	30,115,296
NS Group, Inc. (a)	100	3,251
Oceaneering International, Inc. (a)	388,286	15,007,254
Parker Drilling Co. (a)	3,741,500	26,227,915
Pason Systems, Inc.	1,512,600	26,296,425
Patterson-UTI Energy, Inc.	298,700	8,312,821
Pioneer Drilling Co. (a)	100	1,526
Precision Drilling Corp. (a)	442,800	17,452,507
Pride International, Inc. (a)	484,100	12,441,370
Rowan Companies, Inc.	670,800	19,929,468
SEACOR Holdings, Inc. (a)	100	6,430
Smith International, Inc.	251,090	15,994,433
Superior Energy Services, Inc. (a)	490,000	8,722,000
Transocean, Inc. (a)	489,100	26,396,727
Unit Corp. (a)	100	4,401
Veritas DGC, Inc. (a)	100	2,774
Weatherford International Ltd. (a)	116,800	6,772,064
		434,445,969
Oil, Gas & Consumable Fuels - 6.0%
Arch Coal, Inc.	189,100	10,300,277
Cameco Corp.	100	4,461
Canadian Natural Resources Ltd.	100	3,624
Carrizo Oil & Gas, Inc. (a)	50	853
China Petroleum & Chemical Corp. sponsored ADR	100	3,902
Comstock Resources, Inc. (a)	510,400	12,908,016
CONSOL Energy, Inc.	943,800	50,568,804
Forest Oil Corp. (a)	208,200	8,744,400

	Shares	Value (Note 1)
Golar LNG Ltd. (Nasdaq) (a)	21,393	$ 256,716
Harvest Natural Resources, Inc. (a)	100	1,093
JKX Oil & Gas	91	249
Massey Energy Co.	450,594	16,996,406
Newfield Exploration Co. (a)	286,400	11,424,496
Niko Resources Ltd.	100	4,709
Nippon Mining Holdings, Inc.	1,000	5,672
Nippon Oil Corp.	1,088,000	7,387,079
OPTI Canada, Inc. (a)	100	2,183
Peabody Energy Corp.	466,800	24,292,272
PetroChina Co. Ltd. sponsored ADR	100	7,345
PetroKazakhstan, Inc. Class A	100	3,654
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	4,604
sponsored ADR	100	5,213
Plains Exploration & Production Co. (a)	100	3,553
Premcor, Inc.	218,500	16,208,330
Southwestern Energy Co. (a)	950,300	44,645,094
Surgutneftegaz JSC sponsored ADR	100	3,737
Talisman Energy, Inc.	100	3,746
Tesoro Petroleum Corp.	201,800	9,387,736
TransCanada Corp.	100	2,631
TransMontaigne, Inc. (a)	763,300	8,014,650
Valero Energy Corp.	636,300	50,337,693
Whiting Petroleum Corp. New (a)	1,600	58,096
World Fuel Services Corp.	46,600	1,090,906
XTO Energy, Inc.	166	5,642
		272,687,842
TOTAL ENERGY		707,133,811
FINANCIALS - 10.0%
Capital Markets - 0.2%
BlackRock, Inc. Class A	100	8,045
Deutsche Bank AG (NY Shares)	100	7,790
Eaton Vance Corp. (non-vtg.)	200	4,782
Federated Investors, Inc. Class B (non-vtg.)	100	3,001
International Assets Holding Corp. (a)	100	615
Legg Mason, Inc.	100	10,411
Matsui Securities Co. Ltd. (d)	417,600	4,488,339
Mitsubishi Securities Co. Ltd. (d)	391,700	3,471,810
Nuveen Investments, Inc. Class A	100	3,762
optionsXpress Holdings, Inc.	100	1,520
T. Rowe Price Group, Inc.	200	12,520
		8,012,595
Commercial Banks - 3.5%
Allahabad Bank	71,000	132,528
Banco Itau Holding Financeira SA:
(PN)	900	167,449
sponsored ADR (non-vtg.)	47,100	4,356,750
Banco Pastor SA (Reg.)	370,100	14,779,925
Bank Austria Creditanstalt AG	313,675	32,736,169
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Bank of Baroda	1,267,372	$ 5,853,087
Bank of Fukuoka Ltd. (d)	2,519,000	14,922,528
Bank of India	6,484,456	15,437,405
Bank of Yokohama Ltd.	2,431,000	14,050,503
BOK Financial Corp.	103	4,750
Boston Private Financial Holdings, Inc.	120,400	3,034,080
Canara Bank	782,185	3,805,224
Capitalia Spa	79	442
Cathay General Bancorp	20	674
Center Financial Corp., California	44,000	1,092,520
Colonial Bancgroup, Inc.	234,100	5,164,246
Commerce Bancorp, Inc., New Jersey	190,200	5,764,962
Corp. Bank	108,302	904,655
CVB Financial Corp.	137	2,696
DnB NOR ASA	100	1,044
East West Bancorp, Inc.	200	6,718
Fulton Financial Corp.	14	248
HDFC Bank Ltd. sponsored ADR	96,000	4,464,960
Hiroshima Bank Ltd.	1,570,900	7,167,174
Hokuhoku Financial Group, Inc.	100	307
ICICI Bank Ltd. sponsored ADR	62,100	1,356,885
Juroku Bank Ltd.	485,400	2,630,408
Lakeland Financial Corp.	100	4,068
M&T Bank Corp.	100	10,516
Oriental Bank of Commerce	19,400	111,603
OTP Bank Rt.	100	3,391
PrivateBancorp, Inc.	23,800	842,044
PT Bank Central Asia Tbk	500	184
Punjab National Bank	42,100	393,837
Sberbank RF GDR	200	13,202
State Bancorp, Inc., New York	5	113
State Bank of India	648,383	11,356,359
Sumitomo Trust & Banking Co. Ltd.	1,000	6,086
TCF Financial Corp.	200	5,176
Texas Regional Bancshares, Inc. Class A	150	4,572
The Keiyo Bank Ltd.	536,000	2,740,291
UCBH Holdings, Inc.	100	1,624
UnionBanCal Corp.	100	6,692
Uti Bank Ltd.	100	568
Valley National Bancorp	110	2,572
Westcorp	100	5,242
Wintrust Financial Corp.	105,302	5,512,560
		158,859,037
Consumer Finance - 0.1%
Advanta Corp. Class B	100	2,816
American Express Co.	100	5,323
EZCORP, Inc. Class A (a)	174,535	1,871,015
First Cash Financial Services, Inc. (a)	150	3,206
First Marblehead Corp. (a)	100	3,506
		1,885,866

	Shares	Value (Note 1)
Diversified Financial Services - 0.4%
Alliance Capital Management Holding LP	100	$ 4,674
eSpeed, Inc. Class A (a)	100	891
Kotak Mahindra Bank Ltd.	637,865	5,763,893
Moody's Corp.	108,200	4,864,672
Power Financial Corp.	100	2,667
Principal Financial Group, Inc.	100	4,190
TSX Group, Inc.	291,800	8,695,411
		19,336,398
Insurance - 4.5%
ACE Ltd.	100	4,485
Admiral Group PLC	100	667
AFLAC, Inc.	1,065,200	46,101,856
American International Group, Inc.	160,400	9,319,240
Assurant, Inc. (d)	2,193,700	79,192,570
Brown & Brown, Inc.	38,000	1,707,720
Erie Indemnity Co. Class A	100	5,425
Genworth Financial, Inc. Class A (non-vtg.)	100	3,023
Hilb Rogal & Hobbs Co.	200	6,880
Horace Mann Educators Corp.	100	1,882
Mercury General Corp.	35,100	1,913,652
Ohio Casualty Corp.	122,800	2,969,304
Old Republic International Corp.	150	3,794
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,779,500	9,296,583
Progressive Corp.	90,200	8,912,662
Reinsurance Group of America, Inc.	231,900	10,785,669
Scottish Re Group Ltd.	8,100	196,344
StanCorp Financial Group, Inc.	100	7,658
Triad Guaranty, Inc. (a)	100	5,039
UNIPOL Assicurazioni Spa	100	382
Universal American Financial Corp. (a)	40,049	905,908
UnumProvident Corp.	100	1,832
USI Holdings Corp. (a)	168,300	2,167,704
W.R. Berkley Corp.	927,863	33,106,134
Zenith National Insurance Corp.	300	20,358
		206,636,771
Real Estate - 0.9%
CBL & Associates Properties, Inc.	34,600	1,490,222
Corporate Office Properties Trust (SBI)	100	2,945
Equity Lifestyle Properties, Inc.	100	3,976
Equity Office Properties Trust	423,600	14,021,160
Equity Residential (SBI)	100	3,682
General Growth Properties, Inc.	100	4,109
Pan Pacific Retail Properties, Inc.	114,400	7,593,872
Plum Creek Timber Co., Inc.	141,300	5,129,190
Shun Tak Holdings Ltd.	2,000	1,905
United Dominion Realty Trust, Inc. (SBI)	516,600	12,424,230
Weingarten Realty Investors (SBI)	100	3,922
		40,679,213
Thrifts & Mortgage Finance - 0.4%
Doral Financial Corp.	162,000	2,679,480
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Golden West Financial Corp., Delaware	79,940	$ 5,146,537
Housing Development Finance Corp. Ltd.	138,204	2,831,950
MGIC Investment Corp.	100	6,522
NetBank, Inc.	943,664	8,794,948
Radian Group, Inc.	100	4,722
W Holding Co., Inc.	34	347
Washington Federal, Inc.	121	2,846
		19,467,352
TOTAL FINANCIALS		454,877,232
HEALTH CARE - 17.3%
Biotechnology - 6.0%
Affymetrix, Inc. (a)	219,600	11,843,028
Albany Molecular Research, Inc. (a)	1,244,402	17,421,628
Alexion Pharmaceuticals, Inc. (a)	100	2,304
Alnylam Pharmaceuticals, Inc.	100	730
Applera Corp. - Celera Genomics Group (a)	100	1,097
Bachem Holding AG (B Shares)	100	5,497
Celgene Corp. (a)	200	8,154
Charles River Laboratories International, Inc. (a)	341,004	16,453,443
Ciphergen Biosystems, Inc. (a)	100	191
CSL Ltd.	83	2,132
CytRx Corp. (a)	100	91
deCODE genetics, Inc. (a)	100	939
Dendreon Corp. (a)	100	523
Digene Corp. (a)	100	2,768
Exact Sciences Corp. (a)	100	228
Exelixis, Inc. (a)	100	743
Genentech, Inc. (a)	25,500	2,047,140
Harvard Bioscience, Inc. (a)(e)	3,023,047	9,492,368
ImmunoGen, Inc. (a)	139,700	808,863
Invitrogen Corp. (a)	1,620,530	134,973,938
Lexicon Genetics, Inc. (a)	100	494
Luminex Corp. (a)	100	984
Martek Biosciences (a)(d)	142,300	5,400,285
Myriad Genetics, Inc. (a)	100	1,565
Neogen Corp. (a)	49,663	710,184
ONYX Pharmaceuticals, Inc. (a)	100	2,388
Orthologic Corp. (a)	100,600	389,322
QIAGEN NV (a)	5,068,000	58,484,720
Renovis, Inc. (a)	100	1,527
Sangamo Biosciences, Inc. (a)	100	357
Seattle Genetics, Inc. (a)	100	536
Serologicals Corp. (a)	100	2,125
Sirna Therapeutics, Inc. (a)	100	175
Stratagene Corp. (a)(e)	1,446,347	12,568,755
Strategic Diagnostics, Inc. (a)(e)	1,059,600	3,634,428

	Shares	Value (Note 1)
Tanox, Inc. (a)	100	$ 1,172
Telik, Inc. (a)	100	1,626
		274,266,448
Health Care Equipment & Supplies - 2.8%
Advanced Medical Optics, Inc. (a)	100	3,975
Advanced Neuromodulation Systems, Inc. (a)	100	3,968
Arthrocare Corp. (a)	100	3,494
Beckman Coulter, Inc.	707,700	44,988,489
Bio-Rad Laboratories, Inc. Class A (a)	84,700	5,015,087
BioLase Technology, Inc.	107,400	678,768
Biophan Technologies, Inc. (a)	100	261
Bruker BioSciences Corp. (a)	24,463	97,607
Cardiodynamics International Corp. (a)	100	160
Clarient, Inc. (a)	100	173
Cyberonics, Inc. (a)	200	8,678
Cytyc Corp. (a)	100	2,206
Diagnostic Products Corp.	100	4,733
Edwards Lifesciences Corp. (a)	100	4,302
Endocare, Inc. (a)	144,600	578,400
Epix Pharmaceuticals, Inc. (a)	178,600	1,580,610
Essilor International SA	100	6,837
Gen-Probe, Inc. (a)	22,800	826,044
Hospira, Inc. (a)	100	3,900
IDEXX Laboratories, Inc. (a)	94,300	5,877,719
Illumina, Inc. (a)	100	1,207
INAMED Corp. (a)	150	10,046
Intuitive Surgical, Inc. (a)	100	4,664
Kinetic Concepts, Inc. (a)	37,100	2,226,000
Meridian Bioscience, Inc.	433,750	8,219,563
Merit Medical Systems, Inc. (a)	133	2,055
Millipore Corp. (a)	583,600	33,107,628
Molecular Devices Corp. (a)	80	1,730
Nektar Therapeutics (a)	100	1,684
Osteotech, Inc. (a)	100	368
PolyMedica Corp.	200	7,132
Possis Medical, Inc. (a)	100	1,013
Sonic Innovations, Inc. (a)	100	479
SonoSight, Inc. (a)	200	6,208
Stereotaxis, Inc.	100	803
Synovis Life Technologies, Inc. (a)	100	798
Synthes, Inc.	69,000	7,574,845
Thermo Electron Corp. (a)	265,200	7,125,924
Thoratec Corp. (a)	100	1,534
Ventana Medical Systems, Inc. (a)	100	4,023
Waters Corp. (a)	253,320	9,415,904
Wilson Greatbatch Technologies, Inc. (a)	800	19,120
Young Innovations, Inc.	100	3,733
Zimmer Holdings, Inc. (a)	100	7,617
Zoll Medical Corp. (a)	100	2,545
		127,432,034
Health Care Providers & Services - 7.0%
Advisory Board Co. (a)	100	4,874
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Aetna, Inc.	428,100	$ 35,455,242
Allscripts Healthcare Solutions, Inc. (a)	504,700	8,383,067
American Dental Partners, Inc. (a)	100	2,441
AMERIGROUP Corp. (a)	200	8,040
Andrx Corp. (a)	100	2,031
Apollo Hospital Enterprise Ltd.	100	811
Caremark Rx, Inc. (a)	1,103,106	49,110,279
Centene Corp. (a)	100	3,358
Cerner Corp. (a)	110,017	7,477,855
Community Health Systems, Inc. (a)	144,900	5,475,771
Covance, Inc. (a)	906,200	40,661,194
Coventry Health Care, Inc. (a)	50	3,538
Diagnosticos da America SA	16,600	226,170
Dynacq Healthcare, Inc. (a)(d)	100	527
Eclipsys Corp. (a)	542,900	7,638,603
Evotec OAI AG (a)	100	355
Gambro AB (A Shares)	100	1,339
Health Management Associates, Inc. Class A	100	2,618
Health Net, Inc. (a)	100	3,816
HealthExtras, Inc. (a)	228,200	4,579,974
Humana, Inc. (a)	403,300	16,027,142
ICON PLC sponsored ADR (a)	174,026	6,038,702
IDX Systems Corp. (a)	100	3,014
IMS Health, Inc.	1,272,900	31,529,733
iSoft Group PLC	35	263
Lifeline Systems, Inc. (a)	124,900	4,011,788
Merge Technologies, Inc. (a)	100	1,875
Molina Healthcare, Inc. (a)	57	2,523
National Research Corp.	100	1,601
NDCHealth Corp.	100	1,797
Odyssey Healthcare, Inc. (a)	200	2,884
Omnicare, Inc.	239,950	10,181,079
Pediatrix Medical Group, Inc. (a)	100	7,354
Pharmaceutical Product Development, Inc. (a)	648,800	30,402,768
ProxyMed, Inc. (a)	498,677	3,909,628
Quest Diagnostics, Inc.	400	21,308
Ramsay Health Care Ltd.	100	675
Renal Care Group, Inc. (a)	50	2,305
ResCare, Inc. (a)	915,103	12,408,797
Sunrise Senior Living, Inc. (a)(d)	314,400	16,971,312
Triad Hospitals, Inc. (a)	98,000	5,354,720
TriZetto Group, Inc. (a)	211,200	2,958,912
VCA Antech, Inc. (a)	108,400	2,628,700
VistaCare, Inc. Class A (a)	303,300	5,601,951
WebMD Corp. (a)	1,317,100	13,526,617
WellPoint, Inc. (a)	400	27,856
		320,667,207

	Shares	Value (Note 1)
Pharmaceuticals - 1.5%
Able Laboratories, Inc. (a)	100	$ 348
Allergan, Inc.	100	8,524
American Pharmaceutical Partners, Inc. (a)	150	6,188
Aventis Pharma Ltd.	100	3,019
Bentley Pharmaceuticals, Inc. (a)	224,500	2,458,275
Boiron SA	55	1,538
Caraco Pharmaceutical Laboratories Ltd. (a)	100	858
Cipla Ltd.	50,500	364,332
Connetics Corp. (a)	300,200	5,295,528
Dr. Reddy's Laboratories Ltd. sponsored ADR	110,300	1,866,276
Endo Pharmaceuticals Holdings, Inc. (a)	200	5,256
GlaxoSmithkline Pharmaceuticals Ltd.	100	1,851
KV Pharmaceutical Co. Class A (a)	150	2,513
Merck KGaA	328,421	26,179,285
Pfizer Ltd.	100	1,832
Ranbaxy Laboratories Ltd. sponsored GDR	290,449	7,188,613
Roche Holding AG:
(participation certificate)	144,249	18,255,520
sponsored ADR	62,700	3,955,743
Schering-Plough Corp.	100	1,906
Sepracor, Inc. (a)	100	6,001
SuperGen, Inc. (a)	100	494
Valeant Pharmaceuticals International	100	1,763
		65,605,663
TOTAL HEALTH CARE		787,971,352
INDUSTRIALS - 10.6%
Aerospace & Defense - 0.8%
Ceradyne, Inc. (a)	225	5,416
DRS Technologies, Inc.	141,200	7,240,736
EDO Corp.	100	2,991
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,307
Esterline Technologies Corp. (a)	245,400	9,835,632
General Dynamics Corp.	100	10,954
L-3 Communications Holdings, Inc.	222,800	17,062,024
Mercury Computer Systems, Inc. (a)	100	2,737
Rockwell Collins, Inc.	100	4,768
		34,168,565
Air Freight & Logistics - 0.5%
Business Post Group PLC	200	2,286
C.H. Robinson Worldwide, Inc.	118,350	6,887,970
Dynamex, Inc. (a)	80	1,363
Expeditors International of Washington, Inc.	100	4,981
Forward Air Corp.	150	4,241
Hub Group, Inc. Class A (a)	627,340	15,714,867
		22,615,708
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.2%
ACE Aviation Holdings, Inc. Class A (a)	262,000	$ 8,521,629
Ryanair Holdings PLC sponsored ADR (a)	100	4,484
Southwest Airlines Co.	100	1,393
		8,527,506
Building Products - 0.0%
American Woodmark Corp.	200	6,002
Quixote Corp.	80,870	1,585,861
Simpson Manufacturing Co. Ltd.	100	3,055
Trex Co., Inc. (a)	100	2,570
USG Corp. (a)	100	4,250
Wienerberger Baustoffindust AG	100	4,643
		1,606,381
Commercial Services & Supplies - 1.0%
American Ecology Corp.	100	1,790
Bennett Environmental, Inc. (a)	167,100	508,719
ChoicePoint, Inc. (a)	259,800	10,404,990
Corporate Executive Board Co.	100	7,833
CoStar Group, Inc. (a)	100	4,360
Dun & Bradstreet Corp. (a)	100	6,165
Fullcast Co. Ltd.	5,746	14,558,640
Gevity HR, Inc.	100	2,003
GFK AG	20	790
Intertek Group PLC	100	1,258
ITE Group PLC	100	188
Labor Ready, Inc. (a)	100	2,331
PICO Holdings, Inc. (a)	100	2,976
Randstad Holdings NV	86,700	2,996,515
Ritchie Brothers Auctioneers, Inc.	200	7,710
Robert Half International, Inc.	100	2,497
Rollins, Inc.	100	2,004
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,091	8,306,578
Stericycle, Inc. (a)	213,400	10,738,288
Tele Atlas NV (a)	100	1,519
West Corp. (a)	100	3,840
		47,560,994
Construction & Engineering - 1.8%
Arcadis NV	9,700	228,900
Arcadis NV (NY Shares)	200	4,688
Chicago Bridge & Iron Co. NV (NY Shares)	605,600	13,844,016
Dycom Industries, Inc. (a)	140,600	2,785,286
EMCOR Group, Inc. (a)	100	4,890
Fluor Corp.	100	5,759
Foster Wheeler Ltd. (a)	409,231	8,045,481
Jacobs Engineering Group, Inc. (a)	423,400	23,820,484
Larsen & Toubro Ltd.	100	2,604
Orascom Construction Industries SAE GDR	100	5,700
Shaw Group, Inc. (a)	1,283,700	27,612,387

	Shares	Value (Note 1)
SNC-Lavalin Group, Inc.	100	$ 5,599
United Group Ltd.	665,600	4,887,039
		81,252,833
Electrical Equipment - 1.5%
AstroPower, Inc. (a)	100	0
Baldor Electric Co.	130,600	3,176,192
Bharat Heavy Electricals Ltd.	100	1,996
C&D Technologies, Inc.	490,700	4,509,533
Crompton Greaves Ltd.	144,396	1,461,563
Fujikura Ltd.	1,000	4,887
II-VI, Inc. (a)	200	3,678
Johnson Electric Holdings Ltd. sponsored ADR	100	925
Power-One, Inc. (a)	100	631
Rockwell Automation, Inc.	878,500	42,791,735
Roper Industries, Inc.	224,700	16,036,839
SolarWorld AG	200	17,547
		68,005,526
Industrial Conglomerates - 0.6%
Keppel Corp. Ltd. sponsored ADR	200	2,990
Max India Ltd. (a)	142,982	1,754,099
Teleflex, Inc.	436,100	25,891,257
		27,648,346
Machinery - 3.8%
AGCO Corp. (a)	1,801,100	34,437,032
Bucher Holding AG	500	30,430
CNH Global NV	100	1,889
Deutz AG (a)	100	500
Donaldson Co., Inc.	200	6,066
Dover Corp.	222,500	8,094,550
Flowserve Corp. (a)	1,435,800	43,447,308
Gardner Denver, Inc. (a)	191,200	6,707,296
Gehl Co. (a)	100	3,894
Harsco Corp.	472,200	25,758,510
Heidelberger Druckmaschinen AG	178,400	5,224,556
Hyundai Heavy Industries Co. Ltd.	100	5,027
Illinois Tool Works, Inc.	100	7,968
ITT Industries, Inc.	100	9,763
Koyo Seiko Co. Ltd.	1,000	13,390
Krones AG	2,900	350,944
MAN AG	100	4,154
Middleby Corp.	100	5,286
PACCAR, Inc.	150	10,200
Pentair, Inc.	100	4,281
Railpower Technologies Corp. (a)	100	441
Tata Motors Ltd.	452,400	4,427,224
Tata Motors Ltd. sponsored ADR	17,100	165,528
Terex Corp. (a)	262,200	10,330,680
Toshiba Machine Co. Ltd.	1,000	5,663
Trinity Industries, Inc.	100	3,203
Wabash National Corp.	100	2,423
Wabtec Corp.	198,700	4,268,076
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	653,800	$ 21,895,762
Zenon Environmental, Inc. (a)	363,400	7,332,067
		172,554,111
Marine - 0.1%
Alexander & Baldwin, Inc.	131,445	6,092,476
Hanjin Shipping Co. Ltd.	80	2,007
Odfjell ASA (B Shares)	100	1,668
		6,096,151
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	100	4,708
CNF, Inc.	100	4,490
Guangshen Railway Co. Ltd. sponsored ADR	100	1,810
Heartland Express, Inc.	150	2,915
Knight Transportation, Inc.	150	3,650
Landstar System, Inc. (a)	276,300	8,322,156
Old Dominion Freight Lines, Inc. (a)	150	4,025
		8,343,754
Trading Companies & Distributors - 0.1%
Bunzl PLC	78	728
Fastenal Co.	200	12,252
MSC Industrial Direct Co., Inc. Class A	126,200	4,259,250
NuCo2, Inc. (a)	100	2,567
Richelieu Hardware Ltd.	100	1,837
STB Leasing Co. Ltd.	100	1,664
		4,278,298
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Group unit	100	317
Sea Containers Ltd. Class B	7,900	125,136
		125,453
TOTAL INDUSTRIALS		482,783,626
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 1.6%
Arris Group, Inc. (a)	100	871
AudioCodes Ltd. (a)	100	995
Avaya, Inc. (a)	100	832
Black Box Corp.	100	3,540
C-COR, Inc. (a)	1,514,200	10,372,270
Comtech Telecommunications Corp. (a)	150	4,895
Foxconn International Holdings Ltd.	1,000	746
Ixia (a)	100	1,944
Juniper Networks, Inc. (a)	200	5,036
NETGEAR, Inc. (a)(d)	853,300	15,871,380
Option NV (a)	90	3,107
Plantronics, Inc.	679,700	24,713,892
Polycom, Inc. (a)	200	2,982
Redback Networks, Inc. (a)	100	638

	Shares	Value (Note 1)
Research In Motion Ltd. (a)	100	$ 7,360
SafeNet, Inc. (a)	78	2,657
TANDBERG ASA	2,190,100	23,461,886
		74,455,031
Computers & Peripherals - 1.4%
Apple Computer, Inc. (a)	1,162,200	42,780,582
Compal Electronics, Inc.	1,072	1,064
Foxconn Technology Co. Ltd.	1,000	3,773
Gemplus International SA sponsored ADR (a)	100	439
Hutchinson Technology, Inc. (a)	200	7,702
iCAD, Inc. (a)	750,800	3,356,076
Intergraph Corp. (a)	100	3,446
M-Systems Flash Disk Pioneers Ltd. (a)	900	17,253
Moser-Baer India Ltd.	200	961
Network Appliance, Inc. (a)	100	2,827
Oberthur Card Systems	100	843
Overland Storage, Inc. (a)	100	954
Psion PLC	100	118
SanDisk Corp. (a)	731,948	17,369,126
Stratasys, Inc. (a)	150	4,902
Synaptics, Inc. (a)	100	2,136
		63,552,202
Electronic Equipment & Instruments - 3.7%
Amphenol Corp. Class A	100	4,017
Applied Films Corp. (a)	100	2,560
BEI Technologies, Inc.	100	2,668
Brightpoint, Inc. (a)	150	3,329
CDW Corp.	646,691	36,919,589
CellStar Corp. (a)	100	61
Cogent, Inc.	200	5,710
Cognex Corp.	100	2,619
Dionex Corp. (a)	100	4,361
Elec & Eltek International Co. Ltd.	1,629,000	4,137,660
Excel Technology, Inc. (a)	100	2,430
FLIR Systems, Inc. (a)	90	2,686
Hon Hai Precision Industries Co. Ltd.	8,835,800	45,887,580
I. D. Systems Inc. (a)	100	1,581
Iteris, Inc. (a)	100	264
Itron, Inc. (a)	100	4,468
KEMET Corp. (a)	802,100	5,053,230
Keyence Corp.	14,300	3,205,428
Measurement Specialties, Inc. (a)	112,000	2,599,520
Metrologic Instruments, Inc. (a)	200	2,508
Mettler-Toledo International, Inc. (a)	207,500	9,665,350
Molex, Inc.	100	2,604
MTS Systems Corp.	100	3,358
National Instruments Corp.	100	2,120
Renishaw PLC	100	1,320
Robotic Vision Systems, Inc. (a)	100	3
ScanSource, Inc. (a)	100	4,294
Symbol Technologies, Inc.	4,164,943	41,107,987
Trimble Navigation Ltd. (a)	100	3,897
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Universal Display Corp. (a)	100	$ 1,028
Vishay Intertechnology, Inc. (a)	1,499,800	17,802,626
Xyratex Ltd.	18,700	290,037
Yageo Corp. sponsored GDR (a)	100	190
		166,727,083
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	100	1,313
aQuantive, Inc. (a)	184,011	3,260,675
Bankrate, Inc. (a)	100	2,014
Blue Coat Systems, Inc. (a)	100	2,988
Digital River, Inc. (a)	2	64
DoubleClick, Inc. (a)	100	839
eCollege.com (a)(d)	112,000	1,332,800
Homestore, Inc. (a)	100	203
Iliad Group SA	100	3,741
iMergent, Inc. (a)	100	1,060
InfoSpace, Inc. (a)	100	3,293
iVillage, Inc. (a)	100	598
Jupitermedia Corp. (a)	100	1,713
LookSmart Ltd. (a)	100	74
MIVA, Inc. (a)	100	464
Neoforma, Inc. (a)	100	675
Net2Phone, Inc. (a)	100	181
Open Text Corp. (a)	100	1,414
RealNetworks, Inc. (a)	3,753,204	18,653,424
Sina Corp. (a)	100	2,790
Sohu.com, Inc. (a)	39,000	854,880
SonicWALL, Inc. (a)	100	539
Tencent Holdings Ltd.	1,000	759
ValueClick, Inc. (a)	815,144	10,050,726
VeriSign, Inc. (a)	267,864	7,703,769
WebEx Communications, Inc. (a)	100	2,641
Websense, Inc. (a)	100	4,805
Yahoo! Japan Corp.	3,300	6,932,961
		48,821,403
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	158,116	8,079,728
Alliance Data Systems Corp. (a)	100	4,056
Anteon International Corp. (a)	379,800	17,326,476
Ciber, Inc. (a)	100	798
Computershare Ltd.	100	446
DST Systems, Inc. (a)	600	28,080
Global Payments, Inc.	100	6,780
iGate Corp. (a)	100	358
Infocrossing, Inc. (a)	100	1,247
Infosys Technologies Ltd. sponsored ADR	200	15,494
infoUSA, Inc.	100	1,170
Lionbridge Technologies, Inc. (a)	925,700	6,276,246
ManTech International Corp. Class A (a)	188,332	5,845,825

	Shares	Value (Note 1)
Maximus, Inc.	328,200	$ 11,582,178
Net One Systems Co. Ltd.	78	201,145
Obic Co. Ltd.	60,500	10,271,990
Satyam Computer Services Ltd.	100	1,173
SI International, Inc. (a)	276,400	8,280,944
StarTek, Inc.	100	1,642
SunGard Data Systems, Inc. (a)	200	7,034
Syntel, Inc.	100	1,603
TALX Corp.	150	4,337
The BISYS Group, Inc. (a)	100	1,494
TietoEnator Oyj	100	3,050
TIS, Inc.	157,500	5,382,309
Total System Services, Inc.	100	2,410
Tyler Technologies, Inc. (a)	100	756
		73,328,769
Office Electronics - 0.1%
Neopost SA	31,900	2,808,425
Zebra Technologies Corp. Class A (a)	75	3,284
		2,811,709
Semiconductors & Semiconductor Equipment - 2.8%
Agere Systems, Inc. (a)	10	120
Analog Devices, Inc.	324,100	12,092,171
ARM Holdings PLC sponsored ADR	100	614
ASM Pacific Technology Ltd.	500	2,342
ASML Holding NV (NY Shares) (a)	100	1,566
Cabot Microelectronics Corp. (a)(d)	88,300	2,559,817
Credence Systems Corp. (a)	915,300	8,283,465
Freescale Semiconductor, Inc. Class A	100	2,101
Hi/fn, Inc. (a)	8	48
International Rectifier Corp. (a)	100	4,772
IXYS Corp. (a)	366,586	5,198,189
KLA-Tencor Corp.	100	4,370
Linear Technology Corp.	100	3,669
LSI Logic Corp. (a)	2,205,200	18,722,148
Marvell Technology Group Ltd. (a)	200	7,608
National Semiconductor Corp.	200	4,406
NVIDIA Corp. (a)	2,831,300	75,652,336
Omnivision Technologies, Inc. (a)	400	5,436
Pixelworks, Inc. (a)	100	858
PLX Technology, Inc. (a)	100	1,016
Silicon Image, Inc. (a)	100	1,026
Skyworks Solutions, Inc. (a)	334,000	2,461,580
Tessera Technologies, Inc. (a)	100	3,341
Varian Semiconductor Equipment Associates, Inc. (a)	138,500	5,124,500
Zoran Corp. (a)	100	1,329
		130,138,828
Software - 1.7%
Activision, Inc. (a)	541,454	8,944,820
Adobe Systems, Inc.	150,600	4,310,172
Altiris, Inc. (a)	100	1,468
Autodesk, Inc.	100	3,437
Bottomline Technologies, Inc. (a)	11	165
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	100	$ 1,366
CCC Information Services Group, Inc. (a)	100	2,395
Citrix Systems, Inc. (a)	100	2,166
DATATRAK International, Inc. (a)	100	1,720
Electronic Arts, Inc. (a)	92,200	5,219,442
FactSet Research Systems, Inc.	150	5,376
FalconStor Software, Inc. (a)	100	653
FileNET Corp. (a)	100	2,514
Hitachi Software Engineering Co. Ltd.	100	1,700
Hyperion Solutions Corp. (a)	100	4,024
Informatica Corp. (a)	100	839
Intuit, Inc. (a)	72,300	3,261,453
JAMDAT Mobile, Inc.	200	5,536
Kronos, Inc. (a)	100	4,039
Macromedia, Inc. (a)	100	3,822
Macrovision Corp. (a)	287,844	6,488,004
Manhattan Associates, Inc. (a)	100	1,921
MRO Software, Inc. (a)	100	1,461
Napster, Inc. (a)	100	420
NAVTEQ Corp.	143,500	5,335,330
NDS Group PLC sponsored ADR (a)	100	3,332
Open Solutions, Inc. (a)	454,609	9,233,109
Plato Learning, Inc. (a)	100	738
Quality Systems, Inc.	200	9,476
Renaissance Learning, Inc.	432,800	8,785,840
RSA Security, Inc. (a)(d)	848,800	9,744,224
Salesforce.com, Inc.	36,100	739,328
ScanSoft, Inc. (a)	100	378
Subex Systems Ltd.	100	1,123
Symantec Corp. (a)	100	2,174
Synopsys, Inc. (a)	466,700	7,779,889
Tata Elxsi Ltd.	100	430
Temenos Group AG (a)	100	627
THQ, Inc. (a)	314,900	9,217,123
TIBCO Software, Inc. (a)	100	654
Ultimate Software Group, Inc. (a)	100	1,640
		79,124,328
TOTAL INFORMATION TECHNOLOGY		638,959,353
MATERIALS - 7.4%
Chemicals - 2.3%
Airgas, Inc.	595,800	14,698,386
American Vanguard Corp.	300	6,273
Asian Paints India Ltd.	413,849	3,912,408
Balchem Corp.	150	4,508
Crompton Corp.	929,100	13,146,765
Ecolab, Inc. (d)	415,300	13,439,108
Filtrona PLC (a)	50	218
Jubilant Organosys Ltd.	100	2,161
K&S AG	59,500	3,296,340

	Shares	Value (Note 1)
Lonza Group AG	10	$ 554
Monsanto Co.	272,800	17,150,936
Mosaic Co. (a)	100	1,556
Nitto Denko Corp.	181,200	10,391,164
Novozymes AS Series B	100	4,954
Olin Corp.	320,600	5,847,744
Potash Corp. of Saskatchewan	100	9,545
Praxair, Inc.	73,400	3,420,440
Quaker Chemical Corp.	100	1,745
Recticel SA	100	938
RPM International, Inc.	100	1,826
Sasa Dupont Sabanci Polyester Sanayi AS	1	1
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	688
sponsored ADR	200	6,900
Syngenta AG sponsored ADR	100	2,039
Tokuyama Corp.	1,289,000	9,181,822
Tosoh Corp.	2,805,500	11,661,652
United Phosphorous Ltd.	91	1,700
Zoltek Companies, Inc. (a)	100	1,123
		106,193,494
Construction Materials - 0.2%
Cemex SA de CV sponsored ADR	108	4,581
Florida Rock Industries, Inc.	99,450	7,294,658
Grasim Industries Ltd.	3,300	80,794
Headwaters, Inc. (a)	100	3,438
Vulcan Materials Co.	100	6,499
		7,389,970
Containers & Packaging - 0.1%
Essel Propack Ltd.	270,100	1,980,319
Sealed Air Corp. (a)	100	4,979
Silgan Holdings, Inc.	34	1,912
		1,987,210
Metals & Mining - 4.5%
Agnico-Eagle Mines Ltd.	1,143,930	14,313,130
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	36,426
Aleris International, Inc. (a)	100	2,255
Barrick Gold Corp.	100	2,498
BHP Billiton Ltd. sponsored ADR	100	2,730
BlueScope Steel Ltd.	100	627
Century Aluminum Co. (a)	100	2,040
Compania de Minas Buenaventura SA sponsored ADR	452,000	10,391,480
Dofasco, Inc.	100	3,151
Falconbridge Ltd.	100	3,045
FNX Mining Co., Inc. (a)	100	926
Fording Canadian Coal Trust (d)	38,900	3,561,706
Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,900	48,144,096
Glamis Gold Ltd. (a)	100	1,712
Goldcorp, Inc.	146,800	2,335,237
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Golden Star Resources Ltd. (a)	250,000	$ 775,384
Harmony Gold Mining Co. Ltd.	1,049,100	8,980,296
High River Gold Mines Ltd. (a)	1,989,600	2,192,263
Inco Ltd.	100	3,767
Inmet Mining Corp. (a)	100	1,294
Ivanhoe Mines Ltd. (a)	100	777
Kinross Gold Corp. (a)	4,007,466	24,531,501
Mechel Steel Group OAO sponsored ADR	100	2,540
Meridian Gold, Inc. (a)	100	1,796
Mittal Steel Co. NV Class A (NY Shares) (a)	3,044	72,253
Newmont Mining Corp.	1,921,680	75,003,170
Nippon Steel Corp.	3,096,700	7,203,901
Noranda, Inc.	100	1,716
Northern Orion Resources, Inc. (a)	100	246
Nucor Corp.	100	4,562
Phelps Dodge Corp.	100	9,250
POSCO sponsored ADR	100	4,397
Steel Dynamics, Inc.	9	236
Sumitomo Metal Mining Co. Ltd.	1,000	6,862
Tata Iron & Steel Co. Ltd.	100	781
Teck Cominco Ltd. Class B (sub. vtg.)	279,600	9,434,104
Xstrata PLC	100	1,930
		207,034,085
Paper & Forest Products - 0.3%
Cathay Forest Products Corp. (a)	40,100	18,001
International Forest Products (Interfor) Class A (a)	9,100	49,243
Lee & Man Paper Manufacturing Ltd. (a)	9,688,000	8,228,130
MAXXAM, Inc. (a)	100	2,317
Pope Resources, Inc. LP	100	3,555
Sino-Forest Corp. (a)	2,546,500	5,736,484
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	250	3,025
Weyerhaeuser Co.	100	6,365
		14,047,120
TOTAL MATERIALS		336,651,879
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
Covad Communications Group, Inc. (a)	61	85
Golden Telecom, Inc.	100	3,068
Hungarian Telephone & Cable Corp. (a)	100	1,720
Philippine Long Distance Telephone Co.	100	2,894
Philippine Long Distance Telephone Co. sponsored ADR	429,000	12,462,450

	Shares	Value (Note 1)
PT Indosat Tbk sponsored ADR	100	$ 2,856
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	2,085
		12,475,158
Wireless Telecommunication Services - 1.5%
America Movil SA de CV Series L sponsored ADR	129,900	7,743,339
Bharti Televentures Ltd. (a)	433,000	2,512,446
Nextel Communications, Inc. Class A (a)	100	3,231
Nextel Partners, Inc. Class A (a)	100	2,517
NII Holdings, Inc. (a)	908,308	58,077,214
Telemig Celular Participacoes SA sponsored ADR	100	3,265
		68,342,012
TOTAL TELECOMMUNICATION SERVICES		80,817,170
UTILITIES - 0.7%
Electric Utilities - 0.0%
FPL Group, Inc.	200	8,412
Korea Electric Power Corp. sponsored ADR	100	1,567
PPL Corp.	100	5,938
PTC India Ltd.	100	98
		16,015
Gas Utilities - 0.2%
SEMCO Energy, Inc. (a)(e)	1,613,700	9,666,063
Southern Union Co.	100	2,455
		9,668,518
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,330,100	21,787,038
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	100	6,082
TOTAL UTILITIES		31,477,653
TOTAL COMMON STOCKS (Cost $3,504,815,132)		4,371,347,711
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)	7,689	5,784,263
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	103
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,473,247)		5,784,366
Money Market Funds - 5.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b)	171,372,012	$ 171,372,012
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	53,747,264	53,747,264
TOTAL MONEY MARKET FUNDS (Cost $225,119,276)		225,119,276
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $14,286,000)	$ 14,287,154	14,286,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,749,693,655)		4,616,537,353
NET OTHER ASSETS - (1.3)%		(58,116,060)
NET ASSETS - 100%		$ 4,558,421,293
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,830 or 0.0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.1%
Japan	5.0%
Canada	3.1%
India	2.2%
Netherlands	2.0%
Cayman Islands	1.8%
Germany	1.2%
France	1.1%
Taiwan	1.0%
Others (individually less than 1%)	7.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harvard Bioscience, Inc.	$ 13,996,708	$ -	$ -	$ -	$ 9,492,368
IMPCO Technologies, Inc.	11,373,320	7,701,234	5,209,047	-	8,690,674
LKQ Corp.	6,328,814	20,897,779	1,084,757	-	29,561,354
SEMCO Energy, Inc.	-	9,501,356	-	-	9,666,063
Stratagene Corp.	6,584,400	6,490,770	1,060,177	-	12,568,755
Strategic Diagnostics, Inc.	$ 2,773,050	$ 867,957	$ -	$ -	$ 3,634,428
Total	$ 41,056,292	$ 45,459,096	$ 7,353,981	$ -	$ 73,613,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,378,741 and repurchase agreements of $14,286,000) (cost $3,749,693,655) - See accompanying schedule		$ 4,616,537,353
Foreign currency held at value (cost $9,794,217)		10,275,124
Receivable for investments sold		27,472,618
Receivable for fund shares sold		8,611,553
Dividends receivable		3,592,244
Interest receivable		708,618
Prepaid expenses		6,792
Other receivables		1,166,030
Total assets		4,668,370,332

Liabilities
Payable to custodian bank	$ 2,892,220
Payable for investments purchased	47,792,311
Payable for fund shares redeemed	1,195,947
Accrued management fee	2,137,128
Distribution fees payable	612,945
Other affiliated payables	344,310
Other payables and accrued expenses	1,226,914
Collateral on securities loaned, at value	53,747,264
Total liabilities		109,949,039

Net Assets		$ 4,558,421,293
Net Assets consist of:
Paid in capital		$ 3,288,328,455
Undistributed net investment income		5,438,666
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		398,085,626
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		866,568,546
Net Assets		$ 4,558,421,293

Initial Class: Net Asset Value, offering price and redemption price per share ($1,036,997,866 ÷ 33,913,294 shares)		$ 30.58

Service Class: Net Asset Value, offering price and redemption price per share ($852,833,648 ÷ 28,004,184 shares)		$ 30.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,668,589,779 ÷ 88,276,643 shares)		$ 30.23

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 17,632,445
Interest		4,077,989
Security lending		701,731
Total income		22,412,165

Expenses
Management fee	$ 12,109,926
Transfer agent fees	1,423,306
Distribution fees	3,409,243
Accounting and security lending fees	566,344
Independent trustees' compensation	9,365
Custodian fees and expenses	381,683
Registration fees	8,689
Audit	37,448
Legal	2,582
Miscellaneous	92,076
Total expenses before reductions	18,040,662
Expense reductions	(1,161,183)	16,879,479
Net investment income (loss)		5,532,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $46,138) (Including realized gain (loss) of $(2,074,886) from affiliated issuers)	404,488,302
Foreign currency transactions	(154,025)
Total net realized gain (loss)		404,334,277
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $531,311)	(282,488,813)
Assets and liabilities in foreign currencies	(36,812)
Total change in net unrealized appreciation (depreciation)		(282,525,625)
Net gain (loss)		121,808,652
Net increase (decrease) in net assets resulting from operations		$ 127,341,338

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,532,686	$ (3,642,695)
Net realized gain (loss)	404,334,277	195,434,513
Change in net unrealized appreciation (depreciation)	(282,525,625)	536,253,385
Net increase (decrease) in net assets resulting from operations	127,341,338	728,045,203
Distributions to shareholders from net realized gain	(69,737,263)	-
Share transactions - net increase (decrease)	500,574,919	835,964,194
Total increase (decrease) in net assets	558,178,994	1,564,009,397

Net Assets
Beginning of period	4,000,242,299	2,436,232,902
End of period (including undistributed net investment income of $5,438,666 and undistributed net investment income of $68,191, respectively)	$ 4,558,421,293	$ 4,000,242,299
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	2,835,151	1,469,133	15,808,037
Reinvested	562,378	461,807	1,305,290
Redeemed	(1,941,242)	(1,173,433)	(2,511,779)
Net increase (decrease)	1,456,287	757,507	14,601,548

Dollars Sold	$ 84,910,166	$ 43,764,625	$ 468,070,585
Reinvested	16,950,069	13,863,435	38,923,759
Redeemed	(57,493,242)	(34,874,083)	(73,540,395)
Net increase (decrease)	$ 44,366,993	$ 22,753,977	$ 433,453,949

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	7,712,308	4,751,291	29,867,543
Reinvested	-	-	-
Redeemed	(3,341,075)	(1,581,671)	(5,307,215)
Net increase (decrease)	4,371,233	3,169,620	24,560,328

Dollars Sold	$ 203,215,754	$ 122,478,823	$ 766,867,153
Reinvested	-	-	-
Redeemed	(83,674,683)	(40,224,756)	(132,698,097)
Net increase (decrease)	$ 119,541,071	$ 82,254,067	$ 634,169,056

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 16,950,069	$ 13,863,435	$ 38,923,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 H	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25
Income from Investment Operations
Net investment income (loss) E	.06	.01	- G	.09	.20	.19
Net realized and unrealized gain (loss)	.85	6.01	6.73	(2.00)	(.86)	4.95
Total from investment operations	.91	6.02	6.73	(1.91)	(.66)	5.14
Distributions from net investment income	-	-	(.08)	(.18)	-	(.08)
Distributions from net realized gain	(.51)	-	-	-	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.05)
Total distributions	(.51)	-	(.08)	(.18)	-	(.13)
Net asset value, end of period	$ 30.58	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26
Total Return B, C, D	3.04%	24.92%	38.64%	(9.82)%	(3.26)%	33.78%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A	.71%	.70%	.70%	.69%	.74%
Expenses net of voluntary waivers, if any	.69% A	.71%	.70%	.70%	.69%	.74%
Expenses net of all reductions	.64% A	.68%	.68%	.63%	.62%	.69%
Net investment income (loss)	.42% A	.03%	-%	.51%	1.06%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,036,998	$ 979,533	$ 678,480	$ 499,557	$ 574,934	$ 589,026
Portfolio turnover rate	108% A	55%	51%	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% or (0.00%). The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 G	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.07	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24
Income from Investment Operations
Net investment income (loss) E	.05	(.02)	(.02)	.08	.18	.17
Net realized and unrealized gain (loss)	.84	5.99	6.72	(2.00)	(.86)	4.93
Total from investment operations	.89	5.97	6.70	(1.92)	(.68)	5.10
Distributions from net investment income	-	-	(.06)	(.16)	-	(.07)
Distributions from net realized gain	(.51)	-	-	-	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.05)
Total distributions	(.51)	-	(.06)	(.16)	-	(.12)
Net asset value, end of period	$ 30.45	$ 30.07	$ 24.10	$ 17.46	$ 19.54	$ 20.22
Total Return B, C, D	2.98%	24.77%	38.52%	(9.90)%	(3.36)%	33.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.79% A	.81%	.80%	.80%	.79%	.84%
Expenses net of voluntary waivers, if any	.79% A	.81%	.80%	.80%	.79%	.84%
Expenses net of all reductions	.74% A	.78%	.78%	.73%	.72%	.79%
Net investment income (loss)	.32% A	(.07)%	(.10)%	.41%	.96%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 852,834	$ 819,412	$ 580,179	$ 378,264	$ 366,665	$ 282,941
Portfolio turnover rate	108% A	55%	51%	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% or (0.10%). The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 H	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 29.88	$ 23.98	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.03	(.06)	(.05)	.05	.15	.14
Net realized and unrealized gain (loss)	.83	5.96	6.69	(1.99)	(.86)	5.35
Total from investment operations	.86	5.90	6.64	(1.94)	(.71)	5.49
Distributions from net investment income	-	-	(.05)	(.16)	-	(.06)
Distributions from net realized gain	(.51)	-	-	-	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.05)
Total distributions	(.51)	-	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 30.23	$ 29.88	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Total Return B, C, D	2.90%	24.60%	38.31%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.96%	.95%	.95%	.94%	.99% A
Expenses net of voluntary waivers, if any	.94% A	.96%	.95%	.95%	.94%	.99% A
Expenses net of all reductions	.89% A	.93%	.93%	.88%	.88%	.94% A
Net investment income (loss)	.17% A	(.22)%	(.25)%	.25%	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,668,590	$ 2,201,298	$ 1,177,574	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	108% A	55%	51%	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% or (0.25%). The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Mid Cap Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund III, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Mid Cap Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 953,436,138
Unrealized depreciation	(93,832,232)
Net unrealized appreciation (depreciation)	$ 859,603,906
Cost for federal income tax purposes	$ 3,756,933,447

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,516,870,395 and $2,130,910,693, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 413,133
Service Class 2	2,996,110
$ 3,409,243

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 337,939
Service Class	275,726
Service Class 2	809,641
$ 1,423,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,065,808 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $173,437 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,157,476 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,707.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 41% of the total outstanding shares of the fund.

Mid Cap Portfolio

Semiannual Report

Mid Cap Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0805
1.723369.106

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 959.90	$ 3.40
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 959.50	$ 3.89
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2
Actual	$ 1,000.00	$ 958.50	$ 4.66
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.96%

Semiannual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.1	4.2
THQ, Inc.	4.4	3.1
WMS Industries, Inc.	4.1	3.5
Advanced Micro Devices, Inc.	2.8	3.0
palmOne, Inc.	2.8	2.5
Monster Worldwide, Inc.	1.9	1.9
Jack in the Box, Inc.	1.8	2.1
Domino's Pizza, Inc.	1.8	0.7
Eastman Chemical Co.	1.7	1.7
MetLife, Inc.	1.7	1.3
	28.1
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.0	40.7
Consumer Discretionary	16.8	25.8
Financials	12.5	11.5
Health Care	9.2	1.3
Industrials	8.7	12.5
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 97.7%		Stocks 97.8%
	Bonds 0.4%		Bonds 0.4%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	11.2%	** Foreign investments	12.2%

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.2%
Lear Corp.	26,000	$ 945,880
Automobiles - 1.5%
Nissan Motor Co. Ltd.	718,000	7,108,462
Hotels, Restaurants & Leisure - 10.3%
AFC Enterprises, Inc.	11,800	155,524
Brinker International, Inc. (a)	79,600	3,187,980
Domino's Pizza, Inc.	366,500	8,158,290
Jack in the Box, Inc. (a)	227,250	8,617,320
Outback Steakhouse, Inc.	22,400	1,013,376
Royal Caribbean Cruises Ltd.	116,700	5,643,612
Wendy's International, Inc.	45,200	2,153,780
WMS Industries, Inc. (a)(d)	557,600	18,819,000
		47,748,882
Household Durables - 1.0%
Levitt Corp. Class A	19,700	589,424
M/I Homes, Inc.	700	37,870
Newell Rubbermaid, Inc.	11,400	271,776
Whirlpool Corp.	55,000	3,856,050
		4,755,120
Leisure Equipment & Products - 1.3%
Brunswick Corp.	46,600	2,018,712
Eastman Kodak Co.	147,800	3,968,430
		5,987,142
Media - 0.8%
Carmike Cinemas, Inc.	125,700	3,856,476
Multiline Retail - 0.8%
Big Lots, Inc. (a)	128,300	1,698,692
Family Dollar Stores, Inc.	70,100	1,829,610
		3,528,302
Specialty Retail - 0.1%
Big Dog Holdings, Inc. (a)	3,702	23,138
Sports Authority, Inc. (a)	8,300	263,940
		287,078
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	54,900	2,182,824
TOTAL CONSUMER DISCRETIONARY		76,400,166
CONSUMER STAPLES - 1.1%
Beverages - 0.0%
Jones Soda Co. (a)	30,100	180,600
Food & Staples Retailing - 0.3%
Koninklijke Ahold NV sponsored ADR (a)	144,500	1,182,010
Food Products - 0.2%
Dean Foods Co. (a)	28,100	990,244
TreeHouse Foods, Inc. (a)	5,620	160,226
		1,150,470

	Shares	Value (Note 1)
Household Products - 0.6%
Colgate-Palmolive Co.	51,000	$ 2,545,410
TOTAL CONSUMER STAPLES		5,058,490
ENERGY - 3.6%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	11,200	572,992
Cooper Cameron Corp. (a)	49,500	3,071,475
Halliburton Co.	82,700	3,954,714
Helmerich & Payne, Inc.	42,800	2,008,176
Noble Corp.	46,100	2,835,611
Transocean, Inc. (a)	20,800	1,122,576
		13,565,544
Oil, Gas & Consumable Fuels - 0.7%
Ashland, Inc.	41,500	2,982,605
TOTAL ENERGY		16,548,149
FINANCIALS - 12.5%
Capital Markets - 1.0%
Lazard Ltd. Class A	5,400	125,550
Lehman Brothers Holdings, Inc.	26,400	2,620,992
Merrill Lynch & Co., Inc.	38,300	2,106,883
		4,853,425
Commercial Banks - 0.6%
Wachovia Corp.	53,300	2,643,680
Insurance - 10.0%
AFLAC, Inc.	97,200	4,206,816
AMBAC Financial Group, Inc.	32,300	2,253,248
American Equity Investment Life Holding Co. (d)	220,200	2,615,976
Assurant, Inc.	9,200	332,120
Axis Capital Holdings Ltd.	116,700	3,302,610
Endurance Specialty Holdings Ltd.	174,700	6,607,154
Genworth Financial, Inc. Class A (non-vtg.)	150,900	4,561,707
Hartford Financial Services Group, Inc.	18,900	1,413,342
MBIA, Inc.	46,300	2,746,053
MetLife, Inc.	172,300	7,743,162
MetLife, Inc. unit	76,632	2,009,291
Montpelier Re Holdings Ltd.	58,300	2,016,014
Scottish Re Group Ltd.	29,400	712,656
The St. Paul Travelers Companies, Inc.	107,900	4,265,287
United America Indemnity Ltd. Class A (a)	92,100	1,583,199
		46,368,635
Real Estate - 0.1%
General Growth Properties, Inc.	6,200	254,758
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	60,000	$ 2,316,600
Hudson City Bancorp, Inc.	140,900	1,607,669
		3,924,269
TOTAL FINANCIALS		58,044,767
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	177,600	6,588,960
Dade Behring Holdings, Inc.	700	45,507
Fisher Scientific International, Inc. (a)	16,800	1,090,320
Varian, Inc. (a)	44,000	1,662,760
		9,387,547
Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	68,900	4,764,435
Community Health Systems, Inc. (a)	99,400	3,756,326
HCA, Inc.	64,400	3,649,548
Health Net, Inc. (a)	11,000	419,760
McKesson Corp.	126,100	5,648,019
Omnicare, Inc.	800	33,944
Pediatrix Medical Group, Inc. (a)	18,300	1,345,782
Quest Diagnostics, Inc.	50,400	2,684,808
Triad Hospitals, Inc. (a)	14,300	781,352
Universal Health Services, Inc. Class B	64,100	3,985,738
		27,069,712
Pharmaceuticals - 1.3%
Pain Therapeutics, Inc. (a)	159,900	1,079,325
Schering-Plough Corp.	252,100	4,805,026
		5,884,351
TOTAL HEALTH CARE		42,341,610
INDUSTRIALS - 8.7%
Airlines - 0.7%
AMR Corp. (a)(d)	164,677	1,994,238
Delta Air Lines, Inc. (a)	284,700	1,070,472
		3,064,710
Building Products - 1.8%
Masco Corp.	121,200	3,849,312
NCI Building Systems, Inc. (a)	13,300	436,240
York International Corp.	108,400	4,119,200
		8,404,752
Commercial Services & Supplies - 1.9%
Monster Worldwide, Inc. (a)	300,700	8,624,076
Electrical Equipment - 0.2%
Color Kinetics, Inc.	103,300	1,099,112
TB Wood's Corp.	300	1,680
		1,100,792

	Shares	Value (Note 1)
Industrial Conglomerates - 0.8%
Tyco International Ltd.	128,300	$ 3,746,360
Machinery - 1.5%
Kennametal, Inc.	48,800	2,237,480
SPX Corp.	74,400	3,420,912
Timken Co.	52,600	1,215,060
		6,873,452
Road & Rail - 1.0%
Canadian National Railway Co.	38,100	2,197,933
CSX Corp.	57,300	2,444,418
		4,642,351
Trading Companies & Distributors - 0.1%
Rush Enterprises, Inc. Class A (a)	44,100	588,294
Transportation Infrastructure - 0.7%
Macquarie Infrastructure Co. Trust	105,200	2,985,576
TOTAL INDUSTRIALS		40,030,363
INFORMATION TECHNOLOGY - 36.9%
Communications Equipment - 3.9%
ADC Telecommunications, Inc. (a)	110,028	2,395,310
AudioCodes Ltd. (a)	90,600	901,470
Belden CDT, Inc.	257,600	5,461,120
EVS Broadcast Equipment SA	43,975	1,192,046
Motorola, Inc.	133,600	2,439,536
Netopia, Inc. (a)	75,600	219,996
Powerwave Technologies, Inc. (a)(d)	197,300	2,016,406
Terayon Communication Systems, Inc. (a)	1,036,700	3,203,403
		17,829,287
Computers & Peripherals - 5.5%
palmOne, Inc. (a)(d)	428,100	12,744,537
Seagate Technology	213,500	3,746,925
Storage Technology Corp. (a)	107,200	3,890,288
Western Digital Corp. (a)	392,100	5,261,982
		25,643,732
Electronic Equipment & Instruments - 4.1%
Agilent Technologies, Inc. (a)	94,500	2,175,390
AVX Corp.	153,800	1,864,056
Celestica, Inc. (sub. vtg.) (a)	187,100	2,504,440
Dolby Laboratories, Inc. Class A	97,500	2,150,850
Flextronics International Ltd. (a)	383,500	5,066,035
Mettler-Toledo International, Inc. (a)	51,000	2,375,580
Symbol Technologies, Inc.	283,200	2,795,184
		18,931,535
Internet Software & Services - 2.3%
Interwoven, Inc. (a)	435,075	3,276,115
PlanetOut, Inc.	10,400	90,688
Plumtree Software, Inc. (a)	276,000	1,344,120
Selectica, Inc. (a)	104,300	320,201
SonicWALL, Inc. (a)	317,800	1,712,942
Vignette Corp. (a)	357,277	4,019,366
		10,763,432
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
Ceridian Corp. (a)	62,500	$ 1,217,500
Office Electronics - 1.3%
Xerox Corp. (a)	448,700	6,187,573
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (a)	758,600	13,154,124
Agere Systems, Inc. (a)	76,340	916,080
Applied Materials, Inc.	134,600	2,177,828
Applied Micro Circuits Corp. (a)	674,300	1,726,208
ASML Holding NV (NY Shares) (a)	8,400	131,544
Atmel Corp. (a)	847,700	2,009,049
Conexant Systems, Inc. (a)	676,712	1,089,506
Hi/fn, Inc. (a)	250,900	1,507,909
Integrated Device Technology, Inc. (a)	106,300	1,142,725
Mattson Technology, Inc. (a)	31,733	227,208
National Semiconductor Corp.	117,800	2,595,134
Omnivision Technologies, Inc. (a)(d)	289,800	3,938,382
ON Semiconductor Corp. (a)	359,200	1,652,320
Samsung Electronics Co. Ltd.	4,850	2,315,999
Trident Microsystems, Inc. (a)	74,000	1,679,060
		36,263,076
Software - 11.7%
Activision, Inc. (a)	85,066	1,405,290
Actuate Corp. (a)	785,900	1,469,633
Aspen Technology, Inc. (a)(d)	48,100	250,120
BindView Development Corp. (a)	312,000	861,120
i2 Technologies, Inc. (a)(d)	146,044	1,168,352
JDA Software Group, Inc. (a)	64,700	736,286
MapInfo Corp. (a)	286,946	3,015,802
Synopsys, Inc. (a)	75,800	1,263,586
Take-Two Interactive Software, Inc. (a)	922,950	23,489,080
THQ, Inc. (a)	699,161	20,464,442
		54,123,711
TOTAL INFORMATION TECHNOLOGY		170,959,846
MATERIALS - 5.2%
Chemicals - 2.2%
Eastman Chemical Co.	143,600	7,919,540
Lyondell Chemical Co.	85,990	2,271,856
		10,191,396
Construction Materials - 1.0%
Eagle Materials, Inc.	12,754	1,180,893
Eagle Materials, Inc. Class B	3,546	320,878
U.S. Concrete, Inc. (a)	488,700	3,161,889
		4,663,660
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	125,900	3,153,795

	Shares	Value (Note 1)
Metals & Mining - 1.3%
Alcan, Inc.	79,200	$ 2,377,551
Alcoa, Inc.	97,600	2,550,288
NN, Inc.	9,603	121,766
POSCO sponsored ADR	24,800	1,090,456
		6,140,061
TOTAL MATERIALS		24,148,912
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Alaska Communication Systems Group, Inc.	94,500	936,495
Iowa Telecommunication Services, Inc.	270,300	5,068,125
		6,004,620
Wireless Telecommunication Services - 0.7%
Motient Corp. (a)	37,700	982,462
SpectraSite, Inc. (a)	33,000	2,456,190
		3,438,652
TOTAL TELECOMMUNICATION SERVICES		9,443,272
UTILITIES - 2.0%
Electric Utilities - 1.3%
Edison International	83,200	3,373,760
PG&E Corp.	67,100	2,518,934
PPL Corp.	3,700	219,706
		6,112,400
Independent Power Producers & Energy Traders - 0.7%
TXU Corp.	37,800	3,140,802
TOTAL UTILITIES		9,253,202
TOTAL COMMON STOCKS (Cost $413,751,130)		452,228,777
Convertible Bonds - 0.4%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
WMS Industries, Inc. 2.75% 7/15/10 (e)	$ 780,000	1,408,875
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
SPACEHAB, Inc. 8% 10/15/07	10,000	8,200
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Terayon Communication Systems, Inc. 5% 8/1/07	720,000	667,800
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
Richardson Electronics Ltd. 7.75% 12/15/11 (e)	$ 8,000	$ 7,520
TOTAL INFORMATION TECHNOLOGY		675,320
TOTAL CONVERTIBLE BONDS (Cost $1,437,569)		2,092,395
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 3.21% (b)	24,576,746	24,576,746
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	14,815,550	14,815,550
TOTAL MONEY MARKET FUNDS (Cost $39,392,296)		39,392,296
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $454,580,995)		493,713,468
NET OTHER ASSETS - (6.6)%		(30,716,080)
NET ASSETS - 100%		$ 462,997,388
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,416,395 or 0.3% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.8%
Bermuda	2.5%
Cayman Islands	1.9%
Japan	1.5%
Canada	1.5%
Liberia	1.2%
Singapore	1.1%
Others (individually less than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,393,133) (cost $454,580,995) - See accompanying schedule		$ 493,713,468
Receivable for investments sold		36,402,566
Receivable for fund shares sold		133,969
Dividends receivable		401,773
Interest receivable		39,136
Prepaid expenses		1,085
Other receivables		156,762
Total assets		530,848,759

Liabilities
Payable to custodian bank	$ 385,456
Payable for investments purchased	51,862,596
Payable for fund shares redeemed	402,482
Accrued management fee	226,175
Distribution fees payable	47,188
Other affiliated payables	41,868
Other payables and accrued expenses	70,056
Collateral on securities loaned, at value	14,815,550
Total liabilities		67,851,371

Net Assets		$ 462,997,388
Net Assets consist of:
Paid in capital		$ 392,986,731
Undistributed net investment income		1,237,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,642,416
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,131,085
Net Assets		$ 462,997,388
Initial Class: Net Asset Value, offering price and redemption price per share ($193,848,108 ÷ 14,800,153 shares)		$ 13.10
Service Class: Net Asset Value, offering price and redemption price per share ($77,166,084 ÷ 5,905,820 shares)		$ 13.07
Service Class 2: Net Asset Value, offering price and redemption price per share ($191,983,196 ÷ 14,630,148 shares)		$ 13.12

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 2,247,975
Special Dividends		450,720
Interest		135,325
Security lending		191,765
Total income		3,025,785

Expenses
Management fee	$ 1,367,475
Transfer agent fees	159,235
Distribution fees	282,987
Accounting and security lending fees	103,281
Independent trustees' compensation	1,106
Custodian fees and expenses	9,053
Audit	21,580
Legal	344
Interest	2,229
Miscellaneous	16,349
Total expenses before reductions	1,963,639
Expense reductions	(119,678)	1,843,961
Net investment income (loss)		1,181,824
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	32,135,325
Foreign currency transactions	(8,695)
Total net realized gain (loss)		32,126,630
Change in net unrealized appreciation (depreciation) on: Investment securities	(56,357,645)
Assets and liabilities in foreign currencies	(1,614)
Total change in net unrealized appreciation (depreciation)		(56,359,259)
Net gain (loss)		(24,232,629)
Net increase (decrease) in net assets resulting from operations		$ (23,050,805)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,181,824	$ (62,058)
Net realized gain (loss)	32,126,630	16,912,160
Change in net unrealized appreciation (depreciation)	(56,359,259)	34,804,061
Net increase (decrease) in net assets resulting from operations	(23,050,805)	51,654,163
Distributions to shareholders from net realized gain	(16,781,184)	(1,244,891)
Share transactions - net increase (decrease)	(32,304,620)	73,713,633
Total increase (decrease) in net assets	(72,136,609)	124,122,905

Net Assets
Beginning of period	535,133,997	411,011,092
End of period (including undistributed net investment income of $1,237,156 and undistributed net investment income of $120,127, respectively)	$ 462,997,388	$ 535,133,997
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
Shares Sold	643,514	935,565	1,721,792
Reinvested	561,369	224,402	491,325
Redeemed	(2,665,529)	(2,248,799)	(2,208,427)
Net increase (decrease)	(1,460,646)	(1,088,832)	4,690

Dollars Sold	$ 8,573,123	$ 12,148,920	$ 22,914,809
Reinvested	7,370,772	2,939,666	6,470,746
Redeemed	(34,895,753)	(29,229,287)	(28,597,616)
Net increase (decrease)	$ (18,951,858)	$ (14,140,701)	$ 787,939

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	8,638,945	6,485,433	5,436,667
Reinvested	41,752	19,320	32,756
Redeemed	(5,449,797)	(6,222,992)	(4,188,055)
Net increase (decrease)	3,230,900	281,761	1,281,368

Dollars Sold	$ 114,457,333	$ 84,977,022	$ 70,002,702
Reinvested	553,633	255,600	435,658
Redeemed	(66,862,947)	(77,150,508)	(52,954,860)
Net increase (decrease)	$ 48,148,019	$ 8,082,114	$ 17,483,500

Distributions	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 7,370,772	$ 2,939,666	$ 6,470,746

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 553,633	$ 255,600	$ 435,658

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 12.41	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04F	.01	-I	.01
Net realized and unrealized gain (loss)	(.60)	1.74	4.58	(2.10)
Total from investment operations	(.56)	1.75	4.58	(2.09)
Distributions from net realized gain	(.47)	(.03)	(.08)	-
Net asset value, end of period	$ 13.10	$ 14.13	$ 12.41	$ 7.91
Total ReturnB,C,D	(4.01)%	14.13%	57.91%	(20.90)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.70%A	.71%	.76%	1.43%A
Expenses net of voluntary waivers, if any	.70%A	.71%	.76%	1.00%A
Expenses net of all reductions	.65%A	.70%	.73%	.95%A
Net investment income (loss)	.61%A,F	.10%	.02%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,848	$ 229,764	$ 161,705	$ 1,191
Portfolio turnover rate	100%A	41%	47%	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .43%.

G For the period February 20, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.09	$ 12.39	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03F	-I	(.01)	-I
Net realized and unrealized gain (loss)	(.60)	1.73	4.58	(2.10)
Total from investment operations	(.57)	1.73	4.57	(2.10)
Distributions from net realized gain	(.45)	(.03)	(.08)	-
Net asset value, end of period	$ 13.07	$ 14.09	$ 12.39	$ 7.90
Total ReturnB,C,D	(4.05)%	13.99%	57.79%	(21.00)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.80%A	.81%	.84%	1.52%A
Expenses net of voluntary waivers, if any	.80%A	.81%	.84%	1.10%A
Expenses net of all reductions	.75%A	.80%	.81%	1.05%A
Net investment income (loss)	.52%A,F	- %	(.06) %	.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,166	$ 98,542	$ 83,146	$ 9,774
Portfolio turnover rate	100%A	41%	47%	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .33%.

G For the period February 20, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 12.45	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02F	(.02)	(.02)	(.01)
Net realized and unrealized gain (loss)	(.60)	1.74	4.58	(2.04)
Total from investment operations	(.58)	1.72	4.56	(2.05)
Distributions from net realized gain	(.44)	(.03)	(.06)	-
Net asset value, end of period	$ 13.12	$ 14.14	$ 12.45	$ 7.95
Total ReturnB,C,D	(4.15)%	13.84%	57.36%	(20.50)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.96%A	.97%	.99%	1.68%A
Expenses net of voluntary waivers, if any	.96%A	.97%	.99%	1.25%A
Expenses net of all reductions	.91%A	.95%	.96%	1.21%A
Net investment income (loss)	.36%A,F	(.15)%	(.21)%	(.12)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,983	$ 206,828	$ 166,160	$ 43,505
Portfolio turnover rate	100%A	41%	47%	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .17%.

G For the period February 20, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Value Strategies Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Strategies Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 63,794,410
Unrealized depreciation	(25,425,816)
Net unrealized appreciation (depreciation)	$ 38,368,594
Cost for federal income tax purposes	$ 455,344,874

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $237,753,583 and $283,979,395, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 41,669
Service Class 2	241,318
$ 282,987

Value Strategies Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 66,690
Service Class	27,035
Service Class 2	65,510
$ 159,235

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $81,699 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,460 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 24,072,000	3.33%	-	$ 2,229

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $119,678 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 42% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 52% of the total outstanding shares of the fund.

Value Strategies Portfolio

Semiannual Report

Value Strategies Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPVS-SANN-0805
1.774744.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005